UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

399 Boylston Street,

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2013

Loomis Sayles Global Equity and Income Fund

Loomis Sayles Growth Fund

Loomis Sayles Mid Cap Growth Fund

Loomis Sayles Value Fund

Portfolio Review  page   1

Portfolio of Investments  page  14

Financial Statements  page 43

Notes to Financial Statements  page 57

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND

Managers	Symbols
Daniel J. Fuss, CFA, CIC	Class A LGMAX
Warren N. Koontz, CFA, CIC*	Class C LGMCX
Eileen N. Riley, CFA**	Class Y LSWWX
David Rolley, CFA
Lee M. Rosenbaum**
Loomis, Sayles & Company, L.P.

Objective

Seeks high total investment return through a combination of capital appreciation and current income

Strategy

Under normal circumstances, invests 80% of its net assets (plus any borrowings for investment purposes) in equity and fixed-income securities of U.S. and foreign issuers, including securities of issuers located in emerging markets

*	Effective April 11, 2013, Warren N. Koontz no longer serves as a portfolio manager for the Fund.

**	Eileen N. Riley, CFA and Lee M. Rosenbaum became portfolio managers of the Fund effective April 11, 2013.

1  |

Average Annual Total Returns — March 31, 20135

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 2/1/06)[1]
NAV	5.78%	7.55%	6.71%	11.01%
With 5.75% Maximum Sales Charge	-0.29	1.39	5.45	10.35

Class C (Inception 2/1/06)[1]
NAV	5.40	6.73	5.92	10.18
With CDSC[2]	4.40	5.73	5.92	10.18

Class Y (Inception 5/1/96)
NAV	5.97	7.79	6.99	11.28

Comparative Performance
MSCI World Index[3]	10.71	12.53	2.83	9.46
Citigroup World Government Bond Index[4]	-4.43	-0.67	2.77	5.42

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Class A and C shares (2/1/06), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A and C shares.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World Index is an unmanaged index that is designed to measure the equity market performance of developed markets.

4	Citigroup World Government Bond Index is an unmanaged index that includes the most significant and liquid government bond markets globally that carry at least an investment-grade rating.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES GROWTH FUND

Manager	Symbols
Aziz Hamzaogullari, CFA	Class A LGRRX
Loomis, Sayles & Company, L.P.	Class B LGRBX
Class C LGRCX
Class N LGRNX
Class Y LSGRX

Objective

Long-term growth of capital

Strategy

Under normal circumstances invests primarily in equity securities, including common stocks, convertible securities, and warrants; focuses on stocks of large-capitalization companies, but may invest in companies of any size

3  |

Average Annual Total Returns — March 31, 20134

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 12/31/96)[1]
NAV	12.97%	16.01%	3.67%	6.94%	—%
With 5.75% Maximum Sales Charge	6.43	9.28	2.47	6.31	—

Class B (Inception 9/12/03)[1]
NAV	12.48	15.32	2.93	6.15	—
With CDSC[2]	7.48	10.32	2.57	6.15	—

Class C (Inception 9/12/03)[1]
NAV	12.53	15.18	2.94	6.16	—
With CDSC[2]	11.53	14.18	2.94	6.16	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	1.85

Class Y (Inception 5/16/91)
NAV	13.05	16.25	4.02	7.27	—

Comparative Performance
Russell 1000® Growth Index[3]	8.10	10.09	7.30	8.62	3.95

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to 9/15/03, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Class B and C shares (9/12/03), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class B and C shares.

2	Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES MID CAP GROWTH FUND

Manager	Symbols
Philip C. Fine, CFA	Class A LAGRX
Loomis, Sayles & Company, L.P.	Class C LSACX
Class N LSANX
Class Y LSAIX

Objective

Long-term capital growth from investments in common stocks or similar securities

Strategy

Normally invests 80% of its net assets in common stocks or other equity securities; focuses on stocks of companies that fall within the capitalization range of the companies included in the Russell Midcap Growth Index, but may invest in companies of any size.

5  |

Average Annual Total Returns — March 31, 20134

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 12/31/96)[1]
NAV	8.77%	7.87%	4.87%	11.97%	—%
With 5.75% Maximum Sales Charge	2.52	1.69	3.64	11.31	—

Class C (Inception 2/2/09)[1]
NAV	8.37	7.07	4.10	11.10	—
With CDSC[2]	7.37	6.07	4.10	11.10	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	3.56

Class Y (Inception 12/31/96)
NAV	8.92	8.16	5.14	12.25	—

Comparative Performance
Russell Midcap® Growth Index[3]	13.39	12.76	7.98	11.53	4.00

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to 2/1/09, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/2/09), performance is that of Retail Class shares, restated to reflect the higher net expenses and sales loads of Class C shares. The fund revised its investment strategies on 2/1/07; performance may have been different had the current strategies been in place for all periods shown.

2	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

Russell Midcap® Growth Index is an unmanaged index that measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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LOOMIS SAYLES VALUE FUND

Managers	Symbols
Arthur Barry, CFA	Class A	LSVRX
James L. Carroll, CFA	Class B	LSVBX
Warren N. Koontz, CFA, CIC	Class C	LSCVX
	Class N	LSVNX
Loomis, Sayles & Company, L.P.	Class Y	LSGIX
	Admin Class	LSAVX

Objective

Long-term growth of capital and income

Strategy

Under normal conditions invests primarily in equity securities, including common stocks, convertible securities, and warrants.

7  |

Average Annual Total Returns — March 31, 20134

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 6/30/06)[1]
NAV	14.34%	19.55%	4.50%	10.23%	—%
With 5.75% Maximum Sales Charge	7.77	12.66	3.26	9.57	—

Class B (Inception 6/1/07)[1]
NAV	13.94	18.76	3.73	9.33	—
With CDSC[2]	8.94	13.76	3.38	9.33	—

Class C (Inception 6/1/07)[1]
NAV	13.91	18.68	3.73	9.33	—
With CDSC[2]	12.91	17.68	3.73	9.33	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	4.29

Admin Class (Inception 2/1/10)[1]
NAV	14.20	19.31	4.24	9.93	—

Class Y (Inception 5/13/91)
NAV	14.49	19.88	4.79	10.54	—

Comparative Performance
Russell 1000® Value Index[3]	14.02	18.77	4.85	9.18	4.48

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to 6/1/07, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Retail Class shares (6/30/06), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class A shares. Prior to the inception of Class B and C shares (6/1/07), performance is that of Institutional Class shares, restated to reflect the higher net expenses and sales loads of Class B and C shares. Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum of 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3

Russell 1000® Value Index is an unmanaged index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and higher forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
800-SEC-0330.

9  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the funds’ prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (February 1, 2013, for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES GLOBAL EQUITY AND INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,057.80	$6.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.99
Class C
Actual	$1,000.00	$1,054.00	$9.93
Hypothetical (5% return before expenses)	$1,000.00	$1,015.26	$9.75
Class Y
Actual	$1,000.00	$1,059.70	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73

*	Expenses are equal to the Fund’s annualized expense ratio: 1.19%, 1.94% and 0.94% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

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LOOMIS SAYLES GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,129.70		$5.58	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70		$5.29	*
Class B
Actual	$1,000.00	$1,124.80		$9.54	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96		$9.05	*
Class C
Actual	$1,000.00	$1,125.30		$9.54	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96		$9.05	*
Class N
Actual	$1,000.00	$1,018.50	[2]	$1.52	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19		$4.78	*
Class Y
Actual	$1,000.00	$1,130.50		$4.25	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94		$4.03	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80%, 1.80%, 0.95% and 0.80% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C and Y are equal to the Fund’s annualized expense ratio: 1.05%, 1.80%, 1.80% and 0.80%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

11  |

LOOMIS SAYLES MID CAP GROWTH FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,087.70		$6.51	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70		$6.29	*
Class C
Actual	$1,000.00	$1,083.70		$10.39	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96		$10.05	*
Class N
Actual	$1,000.00	$1,035.60	[2]	$1.54	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19		$4.78	*
Class Y
Actual	$1,000.00	$1,089.20		$5.21	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95		$5.04	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00%, 0.95% and 1.00% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, C and Y are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.25%, 2.00% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

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LOOMIS SAYLES VALUE FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,143.40		$5.24	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04		$4.94	*
Class B
Actual	$1,000.00	$1,139.40		$9.23	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31		$8.70	*
Class C
Actual	$1,000.00	$1,139.10		$9.23	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31		$8.70	*
Class N
Actual	$1,000.00	$1,042.90	[2]	$1.30	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94		$4.03	*
Class Y
Actual	$1,000.00	$1,144.90		$3.90	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29		$3.68	*
Admin Class
Actual	$1,000.00	$1,142.00		$6.68	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70		$6.29	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.98%, 1.73%, 1.73%, 0.80%, 0.73% and 1.25% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C, Y and Admin Class are equal to the Fund’s annualized expense ratio: 0.98%, 1.73%, 1.73%, 0.73% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.80%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)

Common Stocks — 66.7% of Net Assets
	Belgium — 1.5%
170,263	Anheuser-Busch InBev NV	$16,927,102

	Brazil — 2.5%
578,500	Cia Hering	10,334,702
581,000	Mills Estruturas e Servicos de Engenharia S.A.	9,373,055
341,800	Natura Cosmeticos S.A.	8,352,386

		28,060,143

	Canada — 0.9%
272,002	Potash Corp. of Saskatchewan, Inc.	10,676,078

	Chile — 1.8%
210,446	Banco Santander Chile, ADR	5,991,398
1,168,308	S.A.C.I. Falabella	14,109,422

		20,100,820

	China — 1.9%
1,104,500	China Mobile Ltd.	11,707,626
1,073,000	Hengan International Group Co. Ltd.	10,505,766

		22,213,392

	France — 1.8%
202,766	Sanofi	20,679,158

	Germany — 0.9%
94,085	Siemens AG, (Registered)	10,142,240

	Hong Kong — 0.8%
2,598,000	Hang Lung Properties Ltd.	9,743,313

	Japan — 0.8%
63,100	FANUC Corp.	9,712,849

	Mexico — 1.4%
6,646,800	Genomma Lab Internacional S.A. de CV, Class B(b)	16,181,847

	Netherlands — 2.7%
961,935	DE Master Blenders 1753 NV(b)	14,858,339
237,984	Royal Dutch Shell PLC, ADR	15,507,037

		30,365,376

	Russia — 0.7%
279,994	Mail.ru Group Ltd., GDR, 144A(c)	7,741,834

	Sweden — 2.3%
506,659	Atlas Copco AB, Class A	14,416,236
765,165	Elekta AB, Class B	11,606,790

		26,023,026

	Switzerland — 1.9%
93,106	Roche Holding AG	21,705,149

	Thailand — 0.8%
612,900	Bangkok Bank PCL	4,855,482
243,500	Siam Cement PCL	4,124,159

		8,979,641

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Shares	Description	Value (†)

	United Kingdom — 10.0%
939,227	Aberdeen Asset Management PLC	$6,137,857
369,611	Antofagasta PLC	5,548,234
2,437,915	Barclays PLC	10,846,922
423,470	BG Group PLC	7,287,089
212,794	British American Tobacco PLC	11,410,547
329,816	Burberry Group PLC	6,677,111
728,955	Diageo PLC	22,969,771
373,862	Hikma Pharmaceuticals PLC	5,883,085
386,041	Shire PLC	11,756,647
613,138	Standard Chartered PLC	15,920,809
3,761,053	Vodafone Group PLC	10,672,666

		115,110,738

	United States — 34.0%
183,996	ACE Ltd.	16,370,124
290,182	American Express Co.	19,575,678
34,946	Apple, Inc.	15,468,148
661,209	Calpine Corp.(b)	13,620,905
86,473	Caterpillar, Inc.	7,520,557
567,168	Citigroup, Inc.	25,091,512
310,950	CVS Caremark Corp.	17,099,140
132,235	Genesee & Wyoming, Inc., Class A(b)	12,312,401
27,868	Google, Inc., Class A(b)	22,128,028
955	Hawaiian Telcom Holdco, Inc.(b)	22,032
135,621	Jones Lang LaSalle, Inc.	13,482,084
318,823	Lowe’s Cos., Inc.	12,089,768
421,459	Microsoft Corp.	12,057,942
286,745	National Fuel Gas Co.	17,591,806
113,765	National Oilwell Varco, Inc.	8,048,874
159,423	Noble Energy, Inc.	18,438,864
590,080	Oracle Corp.	19,083,187
292,158	PNC Financial Services Group, Inc.	19,428,507
160,879	Praxair, Inc.	17,944,444
61,895	Precision Castparts Corp.	11,736,530
21,123	Priceline.com, Inc.(b)	14,531,145
225,130	QUALCOMM, Inc.	15,072,453
213,335	Schlumberger Ltd.	15,976,658
384,744	Texas Instruments, Inc.	13,650,717
70,967	TransDigm Group, Inc.	10,852,274
146,268	UnitedHealth Group, Inc.	8,367,992
154,728	Valspar Corp.	9,631,818
26,818	Vertex Pharmaceuticals, Inc.(b)	1,474,454

		388,668,042

	Total Common Stocks (Identified Cost $678,227,321)	763,030,748

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

Bonds and Notes — 25.8%
Non-Convertible Bonds — 25.1%
	Argentina — 0.1%
$567,512	Argentina Government International Bond, 8.280%, 12/31/2033	$306,457
170,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	162,350
500,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	441,250

		910,057

	Australia — 0.2%
1,200,000	Macquarie Bank Ltd., 5.000%, 2/22/2017, 144A	1,324,284
500,000	Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	558,720
235,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	269,974
155,000	Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	171,332

		2,324,310

	Belgium — 0.1%
350,000	Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	642,485

	Brazil — 1.1%
600,000	Banco BTG Pactual S.A., 5.750%, 9/28/2022, 144A	602,280
800,000	Banco do Brasil S.A., 3.875%, 10/10/2022	774,000
400,000	Banco Santander Brasil S.A., 4.500%, 4/06/2015, 144A	416,000
600,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	634,500
1,883,533	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	978,768
800,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	838,800
680,678(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 8/15/2014, (BRL)	351,616
544,542(††)	Brazil Notas do Tesouro Nacional, Series B, 6.000%, 5/15/2015, (BRL)	286,300
1,115(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	560,358
600,000	BRF - Brazil Foods S.A., 5.875%, 6/06/2022, 144A	667,500
400,000	CSN Resources S.A., 6.500%, 7/21/2020, 144A	427,800
450,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	497,025
300,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	327,000
100,000	LPG International, Inc., 7.250%, 12/20/2015	110,500
190,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	209,000
420,000	Odebrecht Finance Ltd., 6.000%, 4/05/2023, 144A	470,400
600,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	468,000
2,400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,232,216
320,000	Petrobras International Finance Co., 5.375%, 1/27/2021	345,278
300,000	Petrobras International Finance Co., 6.875%, 1/20/2040	343,105
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	778,400
129,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	134,482
536,000	Vale Overseas Ltd., 6.875%, 11/21/2036	608,819

		12,062,147

	Canada — 0.9%
1,570,000	Bank of Nova Scotia, 1.375%, 12/18/2017	1,569,991
2,880,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(d)	2,977,951
650,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	642,507
2,695,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	3,037,735
875,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	882,875

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	Canada — continued
100,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	$113,517
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	676,724

		9,901,300

	Chile — 0.2%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A	1,470,828
250,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	522,269
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	208,005
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	281,571

		2,482,673

	China — 0.1%
800,000	Baidu, Inc., 2.250%, 11/28/2017	809,725
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	434,565

		1,244,290

	Colombia — 0.2%
400,000	Banco Davivienda S.A., 5.875%, 7/09/2022, 144A	414,000
555,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	556,388
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	282,970
1,300,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	829,636
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	138,899
40,000	Republic of Colombia, 8.125%, 5/21/2024	57,580

		2,279,473

	Costa Rica — 0.1%
600,000	Costa Rica Government International Bond, 4.250%, 1/26/2023, 144A	599,100
370,000,000	Republic of Costa Rica, 10.580%, 9/23/2015, (CRC)	796,546

		1,395,646

	Curacao — 0.1%
1,580,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	1,584,073

	Czech Republic — 0.0%
400,000	CEZ AS, 4.250%, 4/03/2022, 144A	423,972

	France — 0.0%
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	357,194

	Hong Kong — 0.1%
600,000	Bank of East Asia Ltd., EMTN, (fixed rate to 5/04/2017, variable rate thereafter), 6.375%, 5/04/2022	679,115
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	425,852
400,000	Noble Group Ltd., 6.750%, 1/29/2020, 144A	448,000

		1,552,967

	Hungary — 0.0%
200,000	Hungary Government International Bond, 6.375%, 3/29/2021	206,000

	Iceland — 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	1,146,511

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	India — 0.2%
$200,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	$204,152
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,438,500
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	730,124

		2,372,776

	Indonesia — 0.1%
200,000	Adaro Indonesia PT, 7.625%, 10/22/2019, 144A	216,500
800,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	828,000
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	467,361
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	107,178

		1,619,039

	Ireland — 0.0%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	175,218

	Italy — 0.6%
500,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	553,244
4,295,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(d)	5,714,210
400,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	532,173
125,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	116,045
10,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	9,715
100,000	Telecom Italia SpA, EMTN, 5.375%, 1/29/2019, (EUR)	135,707

		7,061,094

	Korea — 0.9%
8,000,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	205,675
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	432,921
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	638,482
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	647,184
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	614,046
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	422,907
400,000	Korea Finance Corp., 4.625%, 11/16/2021	448,744
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	421,079
3,784,140,000	Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)	3,429,027
2,700,000,000	Korea Treasury Bond, 5.000%, 9/10/2014, (KRW)	2,511,361
250,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	262,242
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	177,789
200,000	Woori Bank, 5.875%, 4/13/2021, 144A	233,159

		10,444,616

	Luxembourg — 0.1%
400,000	Altice Financing SA, 7.875%, 12/15/2019, 144A	436,160
400,000	ArcelorMittal, 7.250%, 3/01/2041	398,000
400,000	Cosan Luxembourg SA, 5.000%, 3/14/2023, 144A	402,400
400,000	VTB Bank OJSC, 6.000%, 4/12/2017, 144A	428,704

		1,665,264

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	Malaysia — 0.6%
1,750,000	Malaysia Government Bond, 3.434%, 8/15/2014, (MYR)	$568,092
18,220,000	Malaysia Government Bond, 4.012%, 9/15/2017, (MYR)	6,089,258
1,000,000	Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	335,456

		6,992,806

	Mexico — 1.3%
7,000,000	America Movil SAB de CV, 3.500%, 2/08/2015, (CNY)	1,141,547
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	851,147
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, 4.125%, 11/09/2022, 144A	301,500
600,000	BBVA Bancomer S.A., 6.750%, 9/30/2022, 144A	685,500
264,500(††††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,373,081
668,400(††††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	6,116,414
74,000(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	653,989
282,000(††††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	2,710,686

		14,833,864

	Netherlands — 0.1%
525,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	527,100
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	221,500
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	439,373
100,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	112,630

		1,300,603

	New Zealand — 0.1%
1,000,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	993,690

	Norway — 0.3%
475,000	Eksportfinans ASA, 2.000%, 9/15/2015	456,042
3,335,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	635,746
13,760,000	Norwegian Government Bond, 4.500%, 5/22/2019, (NOK)	2,742,223

		3,834,011

	Panama — 0.0%
300,000	Banco Latinoamericano de Comercio Exterior, S.A., 3.750%, 4/04/2017, 144A	309,150

	Philippines — 0.2%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	1,068,365
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	839,868

		1,908,233

	Poland — 0.1%
2,200,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	711,201
95,000	Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	103,666
800,000	Poland Government International Bond, 3.000%, 3/17/2023	774,800

		1,589,667

	Portugal — 0.1%
365,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	398,471
440,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	400,640

		799,111

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	Romania — 0.1%
2,600,000	Romania Government Bond, 5.750%, 1/27/2016, (RON)	$758,333

	Russia — 0.0%
200,000	Gazprom OAO Via Gaz Capital S.A., 4.950%, 5/23/2016, 144A	213,968

	Singapore — 0.7%
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A	2,092,420
3,355,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	2,704,879
345,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	279,588
605,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	521,285
2,470,000	Singapore Government Bond, 2.500%, 6/01/2019, (SGD)	2,193,928

		7,792,100

	South Africa — 0.2%
650,000	AngloGold Ashanti Holdings PLC, 5.125%, 8/01/2022	658,904
300,000	Edcon Proprietary Ltd., 3.453%, 6/15/2014, (EUR)(e)	382,633
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	396,928
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	670,250

		2,108,715

	Spain — 0.3%
820,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	822,163
1,270,000	Spain Government Bond, 4.200%, 1/31/2037, (EUR)	1,326,535
645,000	Spain Government Bond, 4.300%, 10/31/2019, (EUR)	828,861

		2,977,559

	Supranationals — 0.2%
840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	895,011
1,115,000	Corp Andina de Fomento, 4.375%, 6/15/2022	1,210,408

		2,105,419

	Sweden — 0.3%
1,000,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	1,036,010
9,195,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)	1,524,565
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	468,243

		3,028,818

	Thailand — 0.4%
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	955,116
93,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	3,200,946

		4,156,062

	Turkey — 0.9%
2,200,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	1,197,093
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	798,000
600,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	644,340
400,000	Finansbank AS, 5.150%, 11/01/2017, 144A	407,000
1,200,000	Turkey Government Bond, Zero Coupon, 5/15/2013, (TRY)	658,047
2,410,000	Turkey Government Bond, 9.000%, 3/08/2017, (TRY)	1,448,557
1,600,000	Turkey Government International Bond, 3.250%, 3/23/2023	1,508,000

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	Turkey — continued
$1,200,000	Turkey Government International Bond, 5.125%, 3/25/2022	$1,320,000
600,000	Turkiye Garanti Bankasi A.S., 4.000%, 9/13/2017, 144A	616,500
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	812,000
600,000	Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A., 5.188%, 10/13/2015, 144A	624,750

		10,034,287

	United Arab Emirates — 0.1%
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	672,600
200,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	223,750

		896,350

	United Kingdom — 0.5%
600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	609,415
410,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	380,435
250,000	BAT International Finance PLC, 3.250%, 6/07/2022, 144A	259,886
150,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	271,474
60,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	106,884
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	275,497
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	666,846
250,000	Standard Chartered Bank, Series 17, EMTN, 5.875%, 9/26/2017, (EUR)	369,146
705,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	1,123,402
250,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	461,724
790,000	Virgin Media Finance PLC, 5.125%, 2/15/2022, (GBP)	1,209,368

		5,734,077

	United States — 13.2%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	327,250
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	11,400
975,000	Alcoa, Inc., 5.900%, 2/01/2027	1,035,782
1,325,000	Ally Financial, Inc., 5.500%, 2/15/2017	1,433,309
257,000	Ally Financial, Inc., 6.750%, 12/01/2014	275,632
55,000	Ally Financial, Inc., 7.500%, 12/31/2013	57,338
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	154,316
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,185,920
200,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 7/15/2025, 144A	203,375
720,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	969,300
16,599	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	17,097
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,028,649
145,000	Avnet, Inc., 6.000%, 9/01/2015	157,703
1,820,000	Ball Corp., 5.000%, 3/15/2022	1,892,800
200,000	Bank of America Corp., 5.490%, 3/15/2019	223,884
450,000	Bank of America Corp., (fixed rate to 5/06/2014, variable rate thereafter), 4.750%, 5/06/2019, (EUR)	571,161
115,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	128,905
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	51,000
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	16,693

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	United States — continued
$5,000	Boston Scientific Corp., 5.450%, 6/15/2014	$5,261
15,000	Boston Scientific Corp., 6.400%, 6/15/2016	17,134
1,415,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	1,433,228
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,114,700
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	492,787
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	54,450
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	586,850
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	21,850
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	103,550
2,300,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,567,375
750,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	663,722
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,534,312
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	167,206
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,010,025
423,606	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	442,668
190,000	CSX Corp., 6.250%, 3/15/2018	231,024
235,000	Cummins, Inc., 5.650%, 3/01/2098	239,180
233,314	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	256,949
217,731	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	228,074
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	46,358
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	52,500
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,700
3,976,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(f)	3,846,780
250,000	Exelon Corp., 4.900%, 6/15/2015	270,612
1,725,000	First Data Corp., 10.625%, 6/15/2021, 144A	1,744,406
150,000	Foot Locker, Inc., 8.500%, 1/15/2022	171,000
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,910
50,000	Ford Motor Co., 6.625%, 2/15/2028	56,311
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,426,332
40,000	Ford Motor Co., 7.125%, 11/15/2025	47,429
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,049,237
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,063
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,101,410
2,250,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	2,316,886
845,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	932,408
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,089,310
28,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	28,840
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	49,503
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%, 12/29/2049	697,839
900,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	801,163
750,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	809,053
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,514,480

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	United States — continued
$105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	$142,964
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	244,589
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	470,655
200,000	Gerdau Holdings, Inc., 7.000%, 1/20/2020, 144A	227,900
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	800,260
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,571,752
50,000	Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038, (GBP)	88,006
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,208,669
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	166,650
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(e)	70,345
425,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	457,937
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	473,475
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,066,250
20,000	HCA, Inc., 5.750%, 3/15/2014	20,725
90,000	HCA, Inc., 6.375%, 1/15/2015	96,413
225,000	HCA, Inc., 7.050%, 12/01/2027	220,500
245,000	HCA, Inc., 7.190%, 11/15/2015	270,113
90,000	HCA, Inc., 7.500%, 12/15/2023	96,300
820,000	HCA, Inc., 7.500%, 11/06/2033	836,400
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,601,250
395,000	HCA, Inc., 8.360%, 4/15/2024	442,400
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	203,288
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	75,000
585,000	Hercules, Inc., 6.500%, 6/30/2029	526,500
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	527,264
110,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	127,647
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	86,412
1,620,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,773,900
1,670,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,699,225
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	71,225
405,000	iStar Financial, Inc., 5.875%, 3/15/2016	420,694
145,000	iStar Financial, Inc., 6.050%, 4/15/2015	151,163
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	209,500
238,000	iStar Financial, Inc., 8.625%, 6/01/2013	240,380
35,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	36,094
950,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	967,812
5,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,250
64,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	48,000
15,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	14,175
10,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	7,975
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,644
370,000	Jefferies Group LLC, 3.875%, 11/09/2015	386,650
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	724,850
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	31,763
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,115,475
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	756,925
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,645,949

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	United States — continued
$15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	$13,800
260,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	261,300
1,665,000	KB Home, 8.000%, 3/15/2020	1,918,912
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	198,550
15,000	Lennar Corp., Series B, 5.500%, 9/01/2014	15,713
1,090,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,160,850
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	60,844
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	141,413
1,435,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	1,600,025
30,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	33,636
165,000	Masco Corp., 6.500%, 8/15/2032	168,089
865,000	Masco Corp., 7.750%, 8/01/2029	973,626
600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	667,069
2,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,041,148
310,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(g)	232,500
410,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(g)	364,900
1,470,000	Morgan Stanley, 4.875%, 11/01/2022	1,558,365
230,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	357,773
2,500,000	Morgan Stanley, 5.750%, 1/25/2021	2,888,970
500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	560,145
600,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	717,253
100,000	Morgan Stanley, Series F, MTN, 0.753%, 10/18/2016(e)	97,423
1,552,000	New Albertson’s, Inc., 7.450%, 8/01/2029	1,243,540
245,000	New Albertson’s, Inc., 7.750%, 6/15/2026	196,306
3,605,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,920,050
2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	1,772,400
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	227,194
15,000	News America, Inc., 6.400%, 12/15/2035	18,130
155,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	157,325
2,475,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	2,772,000
115,000	Owens Corning, Inc., 6.500%, 12/01/2016	129,472
535,000	Owens Corning, Inc., 7.000%, 12/01/2036	608,741
40,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	46,800
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	518,400
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	788,925
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	243,100
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,507,115
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	626,554
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	451,660
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	60,460
560,000	Qwest Corp., 6.875%, 9/15/2033	556,630
115,000	Qwest Corp., 7.250%, 9/15/2025	130,634
1,155,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,247,400
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	216,000
500,000	Range Resources Corp., 5.000%, 8/15/2022	510,000
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	836,029

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	United States — continued
$403,000	Residential Capital LLC, 9.625%, 5/15/2015(h)	$439,270
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	96,289
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	438,500
655,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	659,912
855,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	773,775
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	832,200
885,000	SLM Corp., 5.500%, 1/25/2023	878,362
1,600(†††††)	SLM Corp., 6.000%, 12/15/2043	38,957
141,000	SLM Corp., MTN, 3.875%, 9/10/2015	146,822
40,000	SLM Corp., MTN, 4.625%, 9/25/2017	41,550
1,130,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,262,775
10,000	SLM Corp., Series A, MTN, 0.601%, 1/27/2014(e)	9,915
10,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	10,057
2,560,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	2,368,000
625,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	740,625
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	402,500
300,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	308,250
330,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	332,062
595,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	597,975
294,000	Sprint Capital Corp., 6.875%, 11/15/2028	300,615
420,000	Sprint Capital Corp., 6.900%, 5/01/2019	460,950
110,000	Sprint Capital Corp., 8.750%, 3/15/2032	131,175
26,000	Sprint Nextel Corp., 6.000%, 12/01/2016	28,210
65,000	SUPERVALU, Inc., 7.500%, 11/15/2014	65,244
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,244,400
820,000	Textron, Inc., 5.950%, 9/21/2021	942,896
1,431,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,262,857
2,425,000	U.S. Treasury Note, 0.125%, 12/31/2014	2,420,831
2,420,000	U.S. Treasury Note, 0.250%, 10/31/2014	2,421,041
6,595,000	U.S. Treasury Note, 0.250%, 2/15/2015(d)	6,594,743
2,735,000	U.S. Treasury Note, 0.250%, 12/15/2015	2,729,232
4,745,000	U.S. Treasury Note, 0.375%, 6/30/2013	4,748,336
2,420,000	U.S. Treasury Note, 0.375%, 11/15/2015	2,423,780
3,230,000	U.S. Treasury Note, 1.625%, 11/15/2022	3,172,719
311,524	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	358,253
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	329,662
1,735,000	United States Steel Corp., 6.650%, 6/01/2037	1,596,200
770,000	United States Steel Corp., 7.500%, 3/15/2022	806,575
140,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	156,450
75,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	82,688
530,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	552,525
50,000	USG Corp., 6.300%, 11/15/2016	53,000
230,000	USG Corp., 9.750%, 1/15/2018	272,550
110,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	115,981
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	123,643
415,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	437,306

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

	United States — continued
85,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	$134,708
100,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	155,010
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	72,945
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	398,711
125,000	Xerox Corp., 6.750%, 2/01/2017	144,247
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	22,911
250,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)(e)	334,840

		150,725,901

	Uruguay — 0.2%
4,438,656	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	286,378
5,635,367	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	373,822
19,561,737	Uruguay Government International Bond, 5.000%, 9/14/2018, (UYU)	1,215,000

		1,875,200

	Venezuela — 0.0%
800,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	552,000

	Total Non-Convertible Bonds (Identified Cost $268,213,758)	287,371,029

Convertible Bonds — 0.7%
	United States — 0.7%
350,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	278,469
365,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	349,716
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	175,219
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	209,744
125,000	Ford Motor Co., 4.250%, 11/15/2016	200,312
520,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(i)	521,950
225,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(i)	235,687
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,354,219
215,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(g)	250,609
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,454,375
375,000	Omnicare, Inc., 3.750%, 12/15/2025	605,625
610,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	613,431
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	107,944
170,000	United States Steel Corp., 2.750%, 4/01/2019	171,913

	Total Convertible Bonds (Identified Cost $6,510,697)	7,529,213

Municipals — 0.0%
	United States — 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	408,671
135,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(g)	100,343

	Total Municipals (Identified Cost $451,542)	509,014

	Total Bonds and Notes (Identified Cost $275,175,997)	295,409,256

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)

Senior Loans — 0.1%
	United States — 0.1%
$1,270,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(e)	$1,278,992
45,860	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(e)	33,679
345,000	TI Group Automotive System LLC, Term Loan B, 3/27/2019(j)	347,587

	Total Senior Loans (Identified Cost $1,646,909)	1,660,258

Shares
Preferred Stocks — 0.4%
Convertible Preferred Stocks — 0.3%
	United States — 0.3%
350	Chesapeake Energy Corp., 5.000%	31,010
60	Chesapeake Energy Corp., Series A, 5.750% 144A	61,312
71,820	General Motors Co., Series B, 4.750%	3,083,951
820	Lucent Technologies Capital Trust I, 7.750%	760,140

	Total Convertible Preferred Stocks (Identified Cost $4,055,403)	3,936,413

Non-Convertible Preferred Stock — 0.1%
	United States — 0.1%
682	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $145,366)	674,456

	Total Preferred Stocks (Identified Cost $4,200,769)	4,610,869

Principal Amount (‡)
Short-Term Investments — 5.9%
$15,484	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $15,484 on 4/01/2013 collateralized by $20,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $20,014 including accrued interest (Note 2 of Notes to Financial Statements)	15,484
67,257,378	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $67,257,378 on 4/01/2013 collateralized by $68,520,000 Federal Home Loan Mortgage Corp., 0.420% due 6/19/2015 valued at $68,605,650 including accrued interest (Note 2 of Notes to Financial Statements)	67,257,378

	Total Short-Term Investments (Identified Cost $67,272,862)	67,272,862

	Total Investments — 98.9% (Identified Cost $1,026,523,858)(a)	1,131,983,993
	Other assets less liabilities — 1.1%	12,195,422

	Net Assets — 100.0%	$1,144,179,415

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $1,027,144,863 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$121,683,479
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,844,349)

	Net unrealized appreciation	$104,839,130

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of this security amounted to $7,741,834 or 0.7% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(e)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(f)	All or a portion of interest payment is paid-in-kind.
(g)	Illiquid security. At March 31, 2013, the value of these securities amounted to $948,352 or 0.1% of net assets.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $71,810,856 or 6.3% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OJSC	Open Joint-Stock Company

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/19/2013	Australian Dollar	700,000	$724,606	$(11,586)
Buy[1]	5/03/2013	Brazilian Real	1,980,000	976,420	(12,739)
Buy[1]	6/21/2013	Brazilian Real	1,280,000	627,463	(12,921)
Buy[2]	6/21/2013	Malaysian Ringgit	1,250,000	401,501	4,612
Sell[3]	4/30/2013	New Zealand Dollar	3,165,000	2,643,397	6,975
Buy[3]	6/11/2013	South Korean Won	780,000,000	698,415	(16,722)
Buy[1]	6/11/2013	South Korean Won	1,488,000,000	1,332,362	(30,900)

Total					$(73,281)

At March 31, 2013, the Fund had the following open forward foreign cross-currency contracts:

Settlement Date	Deliver/Units of Currency		Receive4/Units of Currency		Unrealized Appreciation (Depreciation)
6/12/2013	Norwegian Krone	5,600,000	Euro	749,743	$5,375

1 Counterparty is Credit Suisse International.

2 Counterparty is JP Morgan Chase Bank, N.A.

3 Counterparty is Barclays Bank PLC.

4 Counterparty is Deutsche Bank AG.

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Global Equity and Income Fund – (continued)

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	8.0%
Pharmaceuticals	6.7
Commercial Banks	5.0
Oil, Gas & Consumable Fuels	3.6
Chemicals	3.5
Beverages	3.5
Banking	3.5
Machinery	2.8
Software	2.8
Internet Software & Services	2.6
Diversified Financial Services	2.2
Energy Equipment & Services	2.1
Aerospace & Defense	2.0
Real Estate Management & Development	2.0
Specialty Retail	2.0
Other Investments, less than 2% each	40.7
Short-Term Investments	5.9

Total Investments	98.9
Other assets less liabilities (including open forward foreign currency contracts)	1.1

Net Assets	100.0%

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	61.9%
British Pound	10.5
Euro	6.6
Hong Kong Dollar	2.8
Brazilian Real	2.7
Mexican Peso	2.5
Swedish Krona	2.5
Other, less than 2% each	9.4

Total Investments	98.9
Other assets less liabilities (including open forward foreign currency contracts)	1.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)

Common Stocks — 98.8% of Net Assets
	Air Freight & Logistics — 6.0%
115,269	Expeditors International of Washington, Inc.	$4,116,256
76,226	United Parcel Service, Inc., Class B	6,547,813

		10,664,069

	Beverages — 4.8%
105,651	Coca-Cola Co. (The)	4,272,526
5,918	Diageo PLC, Sponsored ADR	744,721
67,584	SABMiller PLC, Sponsored ADR	3,574,518

		8,591,765

	Biotechnology — 2.6%
44,963	Amgen, Inc.	4,609,157

	Capital Markets — 10.1%
18,907	Franklin Resources, Inc.	2,851,365
64,110	Greenhill & Co., Inc.	3,422,192
92,650	Legg Mason, Inc.	2,978,698
308,830	SEI Investments Co.	8,909,745

		18,162,000

	Communications Equipment — 9.7%
432,608	Cisco Systems, Inc.	9,045,833
124,527	QUALCOMM, Inc.	8,337,083

		17,382,916

	Consumer Finance — 3.7%
97,640	American Express Co.	6,586,794

	Energy Equipment & Services — 3.2%
76,762	Schlumberger Ltd.	5,748,706

	Food Products — 3.8%
481,245	Danone S.A., Sponsored ADR	6,751,867

	Health Care Equipment & Supplies — 5.8%
42,699	Varian Medical Systems, Inc.(b)	3,074,328
98,351	Zimmer Holdings, Inc.	7,397,962

		10,472,290

	Household Products — 4.1%
30,807	Clorox Co. (The)	2,727,344
58,944	Procter & Gamble Co. (The)	4,542,224

		7,269,568

	Internet & Catalog Retail — 6.5%
37,569	Amazon.com, Inc.(b)	10,011,763
47,726	Blue Nile, Inc.(b)	1,644,161

		11,655,924

	Internet Software & Services — 8.0%
131,791	Facebook, Inc., Class A(b)	3,371,214
13,830	Google, Inc., Class A(b)	10,981,435

		14,352,649

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Growth Fund – (continued)

Shares	Description	Value (†)

	IT Services — 6.6%
41,930	Automatic Data Processing, Inc.	$2,726,289
53,831	Visa, Inc., Class A	9,142,657

		11,868,946

	Pharmaceuticals — 5.1%
67,607	Merck & Co., Inc.	2,990,257
86,299	Novartis AG, ADR	6,147,941

		9,138,198

	Semiconductors & Semiconductor Equipment — 3.9%
16,797	Altera Corp.	595,790
20,104	Analog Devices, Inc.	934,635
129,525	ARM Holdings PLC, Sponsored ADR	5,487,974

		7,018,399

	Software — 11.3%
117,051	Autodesk, Inc.(b)	4,827,184
39,300	FactSet Research Systems, Inc.	3,639,180
134,664	Microsoft Corp.	3,852,737
246,974	Oracle Corp.	7,987,139

		20,306,240

	Specialty Retail — 3.6%
170,380	Lowe’s Cos., Inc.	6,460,810

	Total Common Stocks (Identified Cost $133,763,107)	177,040,298

Principal Amount
Short-Term Investments — 1.7%
$3,077,030	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $3,077,030 on 4/01/2013 collateralized by $3,140,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $3,139,351 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,077,030)	3,077,030

	Total Investments — 100.5% (Identified Cost $136,840,137)(a)	180,117,328
	Other assets less liabilities — (0.5)%	(975,421)

	Net Assets — 100.0%	$179,141,907

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Growth Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $136,840,137 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$44,777,489

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,500,298)

	Net unrealized appreciation	$43,277,191

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2013 (Unaudited)

Software	11.3%
Capital Markets	10.1
Communications Equipment	9.7
Internet Software & Services	8.0
IT Services	6.6
Internet & Catalog Retail	6.5
Air Freight & Logistics	6.0
Health Care Equipment & Supplies	5.8
Pharmaceuticals	5.1
Beverages	4.8
Household Products	4.1
Semiconductors & Semiconductor Equipment	3.9
Food Products	3.8
Consumer Finance	3.7
Specialty Retail	3.6
Energy Equipment & Services	3.2
Biotechnology	2.6
Short-Term Investments	1.7

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Mid Cap Growth Fund

Shares	Description	Value (†)

Common Stocks — 97.4% of Net Assets
	Aerospace & Defense — 2.0%
12,407	TransDigm Group, Inc.	$1,897,278

	Biotechnology — 4.2%
16,820	BioMarin Pharmaceutical, Inc.(b)	1,047,213
15,121	Infinity Pharmaceuticals, Inc.(b)	732,915
11,164	Onyx Pharmaceuticals, Inc.(b)	992,033
8,895	Pharmacyclics, Inc.(b)	715,247
16,564	Puma Biotechnology, Inc.(b)	553,072

		4,040,480

	Building Products — 2.5%
64,787	Fortune Brands Home & Security, Inc.(b)	2,424,977

	Capital Markets — 4.4%
14,775	Affiliated Managers Group, Inc.(b)	2,268,997
26,041	T. Rowe Price Group, Inc.	1,949,689

		4,218,686

	Chemicals — 4.7%
26,150	Eastman Chemical Co.	1,827,101
28,576	Westlake Chemical Corp.	2,671,856

		4,498,957

	Commercial Banks — 1.6%
40,056	First Republic Bank	1,546,963

	Commercial Services & Supplies — 1.6%
14,134	Stericycle, Inc.(b)	1,500,748

	Communications Equipment — 2.4%
35,734	Aruba Networks, Inc.(b)	884,059
24,875	Palo Alto Networks, Inc.(b)	1,407,925

		2,291,984

	Construction Materials — 1.9%
26,813	Eagle Materials, Inc.	1,786,550

	Energy Equipment & Services — 4.0%
14,419	Lufkin Industries, Inc.	957,277
22,148	Oceaneering International, Inc.	1,470,849
57,306	Patterson-UTI Energy, Inc.	1,366,175

		3,794,301

	Food Products — 3.0%
33,548	Green Mountain Coffee Roasters, Inc.(b)	1,904,185
11,085	Hershey Co. (The)	970,270

		2,874,455

	Health Care Providers & Services — 1.6%
29,674	Catamaran Corp.(b)	1,573,612

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Mid Cap Growth Fund – (continued)

Shares	Description	Value (†)

	Health Care Technology — 1.6%
15,636	athenahealth, Inc.(b)	$1,517,317

	Hotels, Restaurants & Leisure — 4.2%
49,498	Dunkin’ Brands Group, Inc.	1,825,486
93,396	Melco Crown Entertainment Ltd., Sponsored ADR(b)	2,179,863

		4,005,349

	Household Durables — 5.4%
56,300	DR Horton, Inc.	1,368,090
35,941	Lennar Corp., Class A	1,490,833
69,741	PulteGroup, Inc.(b)	1,411,558
106,955	Standard Pacific Corp.(b)	924,091

		5,194,572

	Household Products — 1.5%
21,824	Church & Dwight Co., Inc.	1,410,485

	Internet & Catalog Retail — 1.0%
4,927	Netflix, Inc.(b)	933,223

	Internet Software & Services — 5.7%
53,870	Angie’s List, Inc.(b)	1,064,471
39,779	Cornerstone OnDemand, Inc.(b)	1,356,464
17,301	LinkedIn Corp., Class A(b)	3,046,014

		5,466,949

	Life Sciences Tools & Services — 1.4%
6,508	Mettler-Toledo International, Inc.(b)	1,387,636

	Machinery — 2.1%
11,810	Flowserve Corp.	1,980,655

	Media — 4.4%
24,435	Discovery Communications, Inc., Class A(b)	1,924,012
94,842	Lions Gate Entertainment Corp.(b)	2,254,394

		4,178,406

	Oil, Gas & Consumable Fuels — 5.5%
29,667	Cabot Oil & Gas Corp.	2,005,786
47,430	Cheniere Energy, Inc.(b)	1,328,040
21,713	Gulfport Energy Corp.(b)	995,107
24,543	Oasis Petroleum, Inc.(b)	934,352

		5,263,285

	Paper & Forest Products — 1.9%
85,016	Louisiana-Pacific Corp.(b)	1,836,346

	Pharmaceuticals — 1.5%
15,144	Actavis, Inc.(b)	1,394,914

	Road & Rail — 3.1%
27,193	Kansas City Southern	3,015,704

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Mid Cap Growth Fund – (continued)

Shares	Description	Value (†)

	Semiconductors & Semiconductor Equipment — 5.5%
37,878	Linear Technology Corp.	$1,453,379
43,737	Maxim Integrated Products, Inc.	1,428,013
79,991	NXP Semiconductors NV(b)	2,420,528

		5,301,920

	Software — 7.7%
23,188	CommVault Systems, Inc.(b)	1,900,952
20,417	NetSuite, Inc.(b)	1,634,585
24,594	SolarWinds, Inc.(b)	1,453,505
35,348	Splunk, Inc.(b)	1,414,981
9,315	Ultimate Software Group, Inc.(The)(b)	970,250

		7,374,273

	Specialty Retail — 4.0%
26,118	Five Below, Inc.(b)	989,611
15,825	Tractor Supply Co.	1,647,857
31,773	Urban Outfitters, Inc.(b)	1,230,886

		3,868,354

	Textiles, Apparel & Luxury Goods — 2.0%
34,538	Michael Kors Holdings Ltd.(b)	1,961,413

	Trading Companies & Distributors — 2.9%
49,725	United Rentals, Inc.(b)	2,733,383

	Wireless Telecommunication Services — 2.1%
27,290	SBA Communications Corp., Class A(b)	1,965,426

	Total Common Stocks (Identified Cost $77,154,804)	93,238,601

Principal Amount
Short-Term Investments — 2.7%
$2,558,263	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $2,558,263 on 4/01/2013 collateralized by $2,510,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $2,613,538 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,558,263)	2,558,263

	Total Investments — 100.1% (Identified Cost $79,713,067)(a)	95,796,864
	Other assets less liabilities — (0.1)%	(60,660)

	Net Assets — 100.0%	$95,736,204

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Mid Cap Growth Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $79,713,067 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,243,175
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(159,378)

	Net unrealized appreciation	$16,083,797

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at March 31, 2013 (Unaudited)

Software	7.7%
Internet Software & Services	5.7
Semiconductors & Semiconductor Equipment	5.5
Oil, Gas & Consumable Fuels	5.5
Household Durables	5.4
Chemicals	4.7
Capital Markets	4.4
Media	4.4
Biotechnology	4.2
Hotels, Restaurants & Leisure	4.2
Specialty Retail	4.0
Energy Equipment & Services	4.0
Road & Rail	3.1
Food Products	3.0
Trading Companies & Distributors	2.9
Building Products	2.5
Communications Equipment	2.4
Machinery	2.1
Wireless Telecommunication Services	2.1
Textiles, Apparel & Luxury Goods	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	15.6
Short-Term Investments	2.7

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)

Common Stocks — 96.5% of Net Assets
	Aerospace & Defense — 2.7%
306,137	Honeywell International, Inc.	$23,067,423
314,738	Northrop Grumman Corp.	22,078,871

		45,146,294

	Automobiles — 0.9%
550,330	General Motors Co.(b)	15,310,180

	Beverages — 2.8%
564,552	Coca-Cola Enterprises, Inc.	20,843,260
326,108	PepsiCo, Inc.	25,798,404

		46,641,664

	Capital Markets — 4.3%
352,633	Ameriprise Financial, Inc.	25,971,420
490,038	Legg Mason, Inc.	15,754,722
495,442	State Street Corp.	29,275,668

		71,001,810

	Chemicals — 1.3%
420,063	E.I. du Pont de Nemours & Co.	20,650,297

	Commercial Banks — 6.0%
1,366,213	Fifth Third Bancorp	22,282,934
366,198	PNC Financial Services Group, Inc.	24,352,167
457,818	U.S. Bancorp	15,533,765
984,600	Wells Fargo & Co.	36,420,354

		98,589,220

	Communications Equipment — 2.5%
761,990	Cisco Systems, Inc.	15,933,211
404,016	Motorola Solutions, Inc.	25,869,144

		41,802,355

	Computers & Peripherals — 0.7%
25,641	Apple, Inc.	11,349,476

	Construction Materials — 0.8%
263,921	Vulcan Materials Co.	13,644,716

	Consumer Finance — 1.4%
497,135	Discover Financial Services	22,291,533

	Containers & Packaging — 1.0%
653,588	Sealed Air Corp.	15,758,007

	Diversified Financial Services — 5.2%
1,507,143	Bank of America Corp.	18,357,002
586,479	Citigroup, Inc.	25,945,831
874,600	JPMorgan Chase & Co.	41,508,516

		85,811,349

	Diversified Telecommunication Services — 1.3%
603,458	AT&T, Inc.	22,140,874

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)

	Electric Utilities — 2.6%
470,950	Edison International	$23,698,204
436,157	FirstEnergy Corp.	18,405,825

		42,104,029

	Electrical Equipment — 1.3%
349,105	Eaton Corp. PLC	21,382,681

	Energy Equipment & Services — 2.3%
306,991	Schlumberger Ltd.	22,990,556
279,685	Transocean Ltd.(b)	14,532,432

		37,522,988

	Food & Staples Retailing — 1.3%
388,425	CVS Caremark Corp.	21,359,491

	Food Products — 1.0%
421,024	Unilever NV	17,261,984

	Health Care Equipment & Supplies — 2.3%
222,736	Baxter International, Inc.	16,179,543
321,145	Covidien PLC	21,786,477

		37,966,020

	Health Care Providers & Services — 2.4%
370,041	HCA Holdings, Inc.	15,034,766
432,745	UnitedHealth Group, Inc.	24,757,341

		39,792,107

	Household Products — 1.4%
295,114	Procter & Gamble Co. (The)	22,741,485

	Independent Power Producers & Energy Traders — 1.9%
824,474	Calpine Corp.(b)	16,984,164
538,188	NRG Energy, Inc.	14,256,600

		31,240,764

	Industrial Conglomerates — 1.8%
1,253,927	General Electric Co.	28,990,792

	Insurance — 5.2%
406,460	American International Group, Inc.(b)	15,778,777
635,098	MetLife, Inc.	24,146,426
252,646	Travelers Cos., Inc. (The)	21,270,267
862,687	Unum Group	24,370,908

		85,566,378

	Internet & Catalog Retail — 1.3%
993,753	Liberty Interactive Corp., Class A(b)	21,246,439

	Internet Software & Services — 2.5%
331,263	AOL, Inc.(b)	12,750,313
274,691	eBay, Inc.(b)	14,893,746
16,532	Google, Inc., Class A(b)	13,126,904

		40,770,963

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)

	Machinery — 1.3%
286,563	Dover Corp.	$20,884,711

	Media — 5.8%
337,828	CBS Corp., Class B	15,773,189
629,078	Comcast Corp., Class A	26,427,567
257,904	DIRECTV(b)	14,599,946
333,221	Omnicom Group, Inc.	19,626,717
305,606	Viacom, Inc., Class B	18,816,161

		95,243,580

	Multiline Retail — 2.3%
248,203	Family Dollar Stores, Inc.	14,656,387
334,228	Target Corp.	22,877,907

		37,534,294

	Oil, Gas & Consumable Fuels — 10.2%
405,696	Chevron Corp.	48,204,799
244,618	CONSOL Energy, Inc.	8,231,396
171,447	EOG Resources, Inc.	21,957,217
360,694	ExxonMobil Corp.	32,502,136
410,237	Hess Corp.	29,377,072
243,229	Noble Energy, Inc.	28,131,866

		168,404,486

	Pharmaceuticals — 8.1%
547,417	Bristol-Myers Squibb Co.	22,548,106
519,518	Forest Laboratories, Inc.(b)	19,762,465
814,846	Merck & Co., Inc.	36,040,639
1,128,320	Pfizer, Inc.	32,563,315
448,992	Sanofi, ADR	22,934,511

		133,849,036

	REITs — Diversified — 1.4%
722,952	Weyerhaeuser Co.	22,686,234

	Road & Rail — 1.7%
356,081	Norfolk Southern Corp.	27,446,723

	Semiconductors & Semiconductor Equipment — 2.0%
890,888	Applied Materials, Inc.	12,009,170
602,441	Texas Instruments, Inc.	21,374,607

		33,383,777

	Software — 1.8%
507,122	Microsoft Corp.	14,508,760
492,072	Oracle Corp.	15,913,609

		30,422,369

	Specialty Retail — 1.4%
592,591	Lowe’s Cos., Inc.	22,471,051

	Tobacco — 1.0%
175,625	Philip Morris International, Inc.	16,282,194

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Value Fund – (continued)

Shares	Description	Value (†)
	Wireless Telecommunication Services — 1.3%
728,308	Vodafone Group PLC, Sponsored ADR	$20,691,230

	Total Common Stocks (Identified Cost $1,202,336,783)	1,587,383,581

Principal Amount
Short-Term Investments — 3.0%
$50,106,381	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $50,106,381 on 4/01/2013 collateralized by $49,085,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $51,109,756 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $50,106,381)	50,106,381

	Total Investments — 99.5% (Identified Cost $1,252,443,164)(a)	1,637,489,962
	Other assets less liabilities — 0.5%	7,443,051

	Net Assets — 100.0%	$1,644,933,013

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $1,252,443,164 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$392,621,780
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,574,982)

	Net unrealized appreciation	$385,046,798

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Value Fund – (continued)

Industry Summary at March 31, 2013 (Unaudited)

Oil, Gas & Consumable Fuels	10.2%
Pharmaceuticals	8.1
Commercial Banks	6.0
Media	5.8
Diversified Financial Services	5.2
Insurance	5.2
Capital Markets	4.3
Beverages	2.8
Aerospace & Defense	2.7
Electric Utilities	2.6
Communications Equipment	2.5
Internet Software & Services	2.5
Health Care Providers & Services	2.4
Health Care Equipment & Supplies	2.3
Multiline Retail	2.3
Energy Equipment & Services	2.3
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	27.3
Short-Term Investments	3.0

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  42

Statements of Assets And Liabilities

March 31, 2013 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Mid Cap Growth Fund	Value Fund
ASSETS
Investments at cost	$1,026,523,858	$136,840,137	$79,713,067	$1,252,443,164
Net unrealized appreciation	105,460,135	43,277,191	16,083,797	385,046,798

Investments at value	1,131,983,993	180,117,328	95,796,864	1,637,489,962
Cash	1,388,740	—	8,373	327,436
Foreign currency at value (identified cost $213,477, $0, $0 and $0)	205,043	—	—	—
Receivable for Fund shares sold	4,015,940	238,079	210,889	7,578,996
Receivable for securities sold	11,212,486	—	1,384,443	21,675,958
Dividends and interest receivable	5,647,026	272,146	21,044	1,875,916
Unrealized appreciation on forward foreign currency contracts (Note 2)	16,962	—	—	—
Tax reclaims receivable	209,313	109,318	—	—
Receivable from distributor (Note 6d)	10,976	—	—	—

TOTAL ASSETS	1,154,690,479	180,736,871	97,421,613	1,668,948,268

LIABILITIES
Payable for securities purchased	8,032,681	1,304,255	1,470,501	22,191,095
Payable for Fund shares redeemed	1,359,404	32,709	28,995	631,474
Unrealized depreciation on forward foreign currency contracts (Note 2)	84,868	—	—	—
Foreign taxes payable (Note 2)	34,899	—	—	—
Management fees payable (Note 6)	719,009	74,108	41,395	684,870
Deferred Trustees’ fees (Note 6)	91,050	118,616	80,549	295,229
Administrative fees payable (Note 6)	42,365	6,550	3,811	60,529
Payable to distributor (Note 6d)	—	1,000	1,199	25,474
Other accounts payable and accrued expenses	146,788	57,726	58,959	126,584

TOTAL LIABILITIES	10,511,064	1,594,964	1,685,409	24,015,255

NET ASSETS	$1,144,179,415	$179,141,907	$95,736,204	$1,644,933,013

NET ASSETS CONSIST OF:
Paid-in capital	$1,057,479,512	$222,146,470	$115,399,728	$1,240,163,999
Accumulated net investment (loss)/Undistributed net investment income	4,338,452	76,465	(582,744)	4,045,492
Accumulated net realized gain (loss) on investments, options written and foreign currency transactions	(22,952,876)	(86,358,219)	(35,164,577)	15,676,724
Net unrealized appreciation on investments and foreign currency translations	105,314,327	43,277,191	16,083,797	385,046,798

NET ASSETS	$1,144,179,415	$179,141,907	$95,736,204	$1,644,933,013

See accompanying notes to financial statements.

43  |

Statements of Assets And Liabilities (continued)

March 31, 2013 (Unaudited)

	Global Equity and Income Fund	Growth Fund		Mid Cap Growth Fund		Value Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$253,780,660	$37,946,531		$32,163,610		$148,552,886

Shares of beneficial interest	14,278,694	5,212,649		1,025,243		6,312,984

Net asset value and redemption price per share	$17.77	$7.28		$31.37		$23.53

Offering price per share (100/94.25 of net asset value) (Note 1)	$18.85	$7.72		$33.28		$24.97

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$—	$1,652,942		$—		$1,314,904

Shares of beneficial interest	—	241,457		—		55,282

Net asset value and offering price per share	$—	$6.85		$—		$23.79

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$314,371,891	$12,061,016		$2,006,422		$10,942,307

Shares of beneficial interest	17,832,235	1,764,110		65,930		468,055

Net asset value and offering price per share	$17.63	$6.84		$30.43		$23.38

Class N shares:
Net assets	$—	$1,018		$1,035		$1,043

Shares of beneficial interest	—	132		32		44

Net asset value, offering and redemption price per share	$—	$7.72	*	$32.61	*	$23.56	*

Class Y shares:
Net assets	$576,026,864	$127,480,400		$61,565,137		$1,484,119,317

Shares of beneficial interest	32,271,342	16,511,379		1,888,055		62,998,000

Net asset value, offering and redemption price per share	$17.85	$7.72		$32.61		$23.56

Admin Class shares:
Net assets	$—	$—		$—		$2,556

Shares of beneficial interest	—	—		—		109

Net asset value, offering and redemption price per share	$—	$—		$—		$23.48	*

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

|  44

Statements of Operations

For the six months ended March 31, 2013 (Unaudited)

	Global Equity and Income Fund	Growth Fund	Mid Cap Growth Fund	Value Fund
INVESTMENT INCOME
Dividends	$7,402,823 (a)	$1,437,149	$632,808 (a)	$17,460,295 (a)
Interest	7,403,135	81	160	1,694
Less net foreign taxes withheld	(267,120)	(31,198)	(376)	(46,904)

	14,538,838	1,406,032	632,592	17,415,085

Expenses
Management fees (Note 6)	3,836,690	393,858	372,251	3,657,533
Service and distribution fees (Note 6)	1,697,785	106,344	58,826	222,207
Administrative fees (Note 6)	226,680	34,904	21,993	324,137
Trustees’ fees and expenses (Note 6)	18,584	12,555	10,941	28,604
Transfer agent fees and expenses (Note 6)	375,343	89,702	74,465	1,070,614
Audit and tax services fees	27,304	21,094	24,649	17,682
Custodian fees and expenses	180,800	9,199	9,463	21,235
Legal fees	6,561	1,043	688	9,758
Registration fees	93,241	50,290	48,348	47,065
Shareholder reporting expenses	48,950	12,697	12,562	130,054
Miscellaneous expenses	17,423	5,329	4,154	19,409

Total expenses	6,529,361	737,015	638,340	5,548,298
Less waiver and/or expense reimbursement (Note 6)	—	(3)	(83,106)	(3)

Net expenses	6,529,361	737,012	555,234	5,548,295

Net investment income	8,009,477	669,020	77,358	11,866,790

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	4,034,420	1,939,532	7,015,604	31,155,591
Options written	—	—	137,983	—
Foreign currency transactions	(81,963)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	46,603,344	16,811,141	1,300,010	159,997,120
Foreign currency translations	(83,682)	—	—	—

Net realized and unrealized gain on investments, options written and foreign currency transactions	50,472,119	18,750,673	8,453,597	191,152,711

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,481,596	$19,419,693	$8,530,955	$203,019,501

(a)	Includes non-recurring dividends of $1,196,974, $376,183 and $1,850,516 for Global Equity and Income Fund, Mid Cap Growth Fund and Value Fund, respectively.

See accompanying notes to financial statements.

45  |

Statements of Changes in Net Assets

	Global Equity and Income Fund		Growth Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$8,009,477	$14,455,622	$669,020	$920,515
Net realized gain on investments and foreign currency transactions	3,952,457	26,532,775	1,939,532	4,329,020
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	46,519,662	77,106,896	16,811,141	22,338,515

Net increase in net assets resulting from operations	58,481,596	118,095,293	19,419,693	27,588,050

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(3,564,597)	(2,072,301)	(294,078)	(40,999)
Class C	(2,862,934)	(1,277,382)	(20,215)	—
Class Y	(9,012,866)	(4,073,326)	(1,088,093)	(290,006)

Total distributions	(15,440,397)	(7,423,009)	(1,402,386)	(331,005)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	173,460,087	343,913,074	12,376,304	11,726,064

Net increase in net assets	216,501,286	454,585,358	30,393,611	38,983,109
NET ASSETS
Beginning of the period	927,678,129	473,092,771	148,748,296	109,765,187

End of the period	$1,144,179,415	$927,678,129	$179,141,907	$148,748,296

UNDISTRIBUTED NET INVESTMENT INCOME	$4,338,452	$11,769,372	$76,465	$809,831

See accompanying notes to financial statements.

|  46

Statements of Changes in Net Assets (continued)

	Mid Cap Growth Fund		Value Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income (loss)	$77,358	$(655,071)	$11,866,790	$21,146,564
Net realized gain on investments and options written	7,153,587	3,171,141	31,155,591	44,413,605
Net change in unrealized appreciation (depreciation) on investments	1,300,010	15,354,072	159,997,120	278,326,235

Net increase in net assets resulting from operations	8,530,955	17,870,142	203,019,501	343,886,404

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	—	—	(1,732,857)	(1,701,635)
Class B	—	—	(4,549)	(4,098)
Class C	—	—	(55,400)	(35,308)
Class Y	—	—	(20,425,746)	(16,240,641)
Admin Class	—	—	(23)	(19)

Total distributions	—	—	(22,218,575)	(17,981,701)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(15,611,224)	(16,818,326)	83,827,103	(41,007,267)

Net increase (decrease) in net assets	(7,080,269)	1,051,816	264,628,029	284,897,436
NET ASSETS
Beginning of the period	102,816,473	101,764,657	1,380,304,984	1,095,407,548

End of the period	$95,736,204	$102,816,473	$1,644,933,013	$1,380,304,984

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(582,744)	$(660,102)	$4,045,492	$14,397,277

See accompanying notes to financial statements.

47  |

This Page Intentionally Left Blank

|  48

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period.

		Income(Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Total distributions
GLOBAL EQUITY AND INCOME FUND
Class A
3/31/2013(h)	$17.07	$0.14	(i)	$0.83	$0.97	$(0.27)	$—	$(0.27)
9/30/2012	14.24	0.35	(j)	2.71	3.06	(0.23)	—	(0.23)
9/30/2011	14.72	0.22		(0.45)	(0.23)	(0.25)	—	(0.25)
9/30/2010	12.50	0.26		2.26	2.52	(0.30)	—	(0.30)
9/30/2009	11.65	0.36		0.74 (l)	1.10	(0.25)	(0.00)	(0.25)
9/30/2008	15.83	0.25		(3.46)	(3.21)	(0.53)	(0.44)	(0.97)
Class C
3/31/2013(h)	16.90	0.08	(i)	0.83	0.91	(0.18)	—	(0.18)
9/30/2012	14.10	0.22	(j)	2.70	2.92	(0.12)	—	(0.12)
9/30/2011	14.59	0.10		(0.44)	(0.34)	(0.15)	—	(0.15)
9/30/2010	12.39	0.16		2.26	2.42	(0.22)	—	(0.22)
9/30/2009	11.51	0.28		0.75 (l)	1.03	(0.15)	(0.00)	(0.15)
9/30/2008	15.70	0.15		(3.43)	(3.28)	(0.47)	(0.44)	(0.91)
Class Y
3/31/2013(h)	17.15	0.16	(i)	0.85	1.01	(0.31)	—	(0.31)
9/30/2012	14.31	0.40	(j)	2.71	3.11	(0.27)	—	(0.27)
9/30/2011	14.78	0.26		(0.45)	(0.19)	(0.28)	—	(0.28)
9/30/2010	12.54	0.29		2.28	2.57	(0.33)	—	(0.33)
9/30/2009	11.70	0.38		0.75 (l)	1.13	(0.29)	(0.00)	(0.29)
9/30/2008	15.87	0.30		(3.48)	(3.18)	(0.55)	(0.44)	(0.99)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 2, 2008, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(e)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(f)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year, if applicable.
(h)	For the six months ended March 31, 2013 (Unaudited).
(i)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, $0.06 and $0.14 for Class A, Class C and Class Y shares, respectively, total return would have been 5.66%, 5.29% and 5.85% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income to average net assets would have been 1.41%, 0.66% and 1.66% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

49  |

					Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)(e)		Net assets, end of the period (000’s)	Net expenses (%) (f)(g)		Gross expenses (%) (g)		Net investment income (%) (g)		Portfolio turnover rate (%)

$—	$17.77	5.78	(i)	$253,781	1.19		1.19		1.65	(i)	18
—	17.07	21.75	(j)	216,209	1.21		1.21		2.16	(j)	29
—	14.24	(1.67)		111,589	1.24	(k)	1.24	(k)	1.41		65
—	14.72	20.61		64,367	1.25		1.29		1.96		99
—	12.50	10.27		44,669	1.25		1.34		3.56		114
0.00	11.65	(21.87)		67,647	1.25		1.27		1.74		133

—	17.63	5.40	(i)	314,372	1.94		1.94		0.90	(i)	18
—	16.90	20.83	(j)	251,366	1.96		1.96		1.40	(j)	29
—	14.10	(2.42)		145,369	1.99	(k)	1.99	(k)	0.64		65
—	14.59	19.79		109,455	2.00		2.04		1.21		99
—	12.39	9.40		96,208	2.00		2.09		2.82		114
0.00	11.51	(22.42)		124,178	2.00		2.02		1.04		133

—	17.85	5.97	(i)	576,027	0.94		0.94		1.90	(i)	18
—	17.15	21.96	(j)	460,103	0.96		0.96		2.44	(j)	29
—	14.31	(1.42)		216,136	0.99	(k)	0.99	(k)	1.65		65
—	14.78	21.02		144,780	1.00		1.04		2.20		99
—	12.54	10.49		108,728	1.00		1.01		3.79		114
0.00	11.70	(21.66)		120,322	0.99	(m)	0.99	(m)	2.06		133

(j)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.31, $0.19 and $0.36 for Class A, Class C and Class Y shares, respectively, total return would have been 21.46%, 20.55% and 21.75% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income to average net assets would have been 1.93%, 1.18% and 2.20% for Class A, Class C and Class Y shares, respectively.
(k)	Includes fee/expense recovery of 0.02%.
(l)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(m)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
GROWTH FUND
Class A
3/31/2013(g)	$6.50	$0.02	$0.82	$0.84	$(0.06)	$—	$(0.06)
9/30/2012	5.24	0.04	1.23	1.27	(0.01)	—	(0.01)
9/30/2011	5.14	0.01	0.09	0.10	—	—	—
9/30/2010	4.48	(0.01)	0.67	0.66	—	—	—
9/30/2009	4.99	(0.01)	(0.50)	(0.51)	—	—	—
9/30/2008	7.01	(0.02)	(2.00)	(2.02)	—	—	—
Class B
3/31/2013(g)	6.09	(0.00)	0.76	0.76	—	—	—
9/30/2012	4.94	(0.01)	1.16	1.15	—	—	—
9/30/2011	4.87	(0.03)	0.10	0.07	—	—	—
9/30/2010	4.28	(0.05)	0.64	0.59	—	—	—
9/30/2009	4.81	(0.04)	(0.49)	(0.53)	—	—	—
9/30/2008	6.79	(0.07)	(1.91)	(1.98)	—	—	—
Class C
3/31/2013(g)	6.09	(0.00)	0.76	0.76	(0.01)	—	(0.01)
9/30/2012	4.94	(0.01)	1.16	1.15	—	—	—
9/30/2011	4.87	(0.03)	0.10	0.07	—	—	—
9/30/2010	4.28	(0.05)	0.64	0.59	—	—	—
9/30/2009	4.81	(0.04)	(0.49)	(0.53)	—	—	—
9/30/2008	6.80	(0.07)	(1.92)	(1.99)	—	—	—
Class N
3/31/2013*	7.58	0.01	0.13	0.14	—	—	—
Class Y
3/31/2013(g)	6.90	0.04	0.85	0.89	(0.07)	—	(0.07)
9/30/2012	5.56	0.06	1.30	1.36	(0.02)	—	(0.02)
9/30/2011	5.43	0.03	0.10	0.13	—	—	—
9/30/2010	4.73	(0.00)	0.70	0.70	—	—	—
9/30/2009	5.24	0.01	(0.52)	(0.51)	—	—	—
9/30/2008	7.32	0.01	(2.09)	(2.08)	—	—	—

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.

See accompanying notes to financial statements.

51  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (loss) (%) (f)	Portfolio turnover rate (%)

$7.28	12.97	$37,947	1.05		1.05	0.74	4
6.50	24.22	33,663	1.07		1.07	0.61	16
5.24	1.95	26,716	1.14		1.14	0.23	16
5.14	14.73	29,901	1.19		1.20	(0.30)	163
4.48	(10.40)	33,207	1.25		1.31	(0.25)	191
4.99	(28.67)	156,841	1.10		1.10	(0.33)	179

6.85	12.48	1,653	1.80		1.80	(0.02)	4
6.09	23.28	1,908	1.82		1.82	(0.12)	16
4.94	1.44	2,609	1.89		1.89	(0.54)	16
4.87	13.79	4,086	1.93		1.95	(1.06)	163
4.28	(11.02)	5,397	2.00		2.12	(1.06)	191
4.81	(29.16)	9,553	1.85		1.85	(1.05)	179

6.84	12.53	12,061	1.80		1.80	(0.01)	4
6.09	23.28	10,489	1.82		1.82	(0.13)	16
4.94	1.44	10,262	1.89		1.89	(0.53)	16
4.87	13.79	12,493	1.93		1.95	(1.06)	163
4.28	(11.02)	16,336	2.00		2.12	(1.06)	191
4.81	(29.26)	27,743	1.85		1.85	(1.08)	179

7.72	1.85	1	0.95		2.86	0.89	4

7.72	13.05	127,480	0.80		0.80	0.98	4
6.90	24.57	102,688	0.82		0.82	0.87	16
5.56	2.21	70,177	0.89		0.89	0.49	16
5.43	15.01	53,299	0.93	(h)	0.95	(0.05)	163
4.73	(9.73)	57,033	0.75		0.75	0.18	191
5.24	(28.42)	75,389	0.66		0.66	0.11	179

(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Effective February 1, 2010, the expense limit increased from 0.85% to 1.00% for Class Y shares.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
MID CAP GROWTH FUND
Class A*
3/31/2013(f)	$28.84	$0.01	(g)	$2.52	$2.53	$—	$—	$—
9/30/2012	24.40	(0.20)		4.64	4.44	—	—	—
9/30/2011	23.76	(0.23	)(h)	0.87	0.64	—	—	—
9/30/2010	18.29	(0.09	)(j)	5.56	5.47	—	—	—
9/30/2009	21.12	(0.07	)(k)	(2.76)	(2.83)	—	—	—
9/30/2008	26.84	(0.15)		(5.57)	(5.72)	—	—	—
Class C
3/31/2013(f)	28.08	(0.09	)(g)	2.44	2.35	—	—	—
9/30/2012	23.93	(0.39)		4.54	4.15	—	—	—
9/30/2011	23.47	(0.45	)(h)	0.91	0.46	—	—	—
9/30/2010	18.20	(0.18	)(j)	5.45	5.27	—	—	—
9/30/2009**	15.13	(0.16)		3.23	3.07	—	—	—
Class N
3/31/2013***	31.49	(0.03)		1.15	1.12	—	—	—
Class Y*
3/31/2013(f)	29.94	0.04	(g)	2.63	2.67	—	—	—
9/30/2012	25.27	(0.14)		4.81	4.67	—	—	—
9/30/2011	24.53	(0.17	)(h)	0.91	0.74	—	—	—
9/30/2010	18.84	(0.07	)(j)	5.76	5.69	—	—	—
9/30/2009	21.70	(0.05	)(k)	(2.81)	(2.86)	—	—	—
9/30/2008	27.51	(0.10)		(5.71)	(5.81)	—	—	—

*	Prior to the close of business on February 2, 2009, the Fund offered Retail and Institutional Class shares, which were redesignated as Class A and Class Y shares, respectively, on that date.
**	From commencement of Class operations on February 2, 2009 through September 30, 2009.
***	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2013 (Unaudited).
(g)	Includes non-recurring dividends. Without these dividends, net investment income (loss) per share would have been $(0.11), $(0.21) and $(0.07) for Class A, Class C and Class Y shares, respectively, total return would have been 8.39%, 8.01% and 8.55% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment income (loss) to average net assets would have been (0.73)%, (1.51)% and (0.49)% for Class A, Class C and Class Y shares, respectively.

See accompanying notes to financial statements.

53  |

				Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)		Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)		Net investment income (loss) (%) (e)		Portfolio turnover rate (%)

$31.37	8.77	(g)	$32,164	1.25		1.41		0.04	(g)	87
28.84	18.25		43,223	1.25		1.38		(0.72)		191
24.40	2.65	(h)	49,177	1.25	(i)	1.32		(0.81	)(h)	204
23.76	29.91		67,639	1.25		1.46		(0.45	)(j)	191
18.29	(13.44)		54,951	1.25		1.52		(0.45	)(k)	292
21.12	(21.27)		120,524	1.25		1.32		(0.58)		299

30.43	8.37	(g)	2,006	2.00		2.16		(0.66	)(g)	87
28.08	17.34		2,491	2.00		2.13		(1.47)		191
23.93	1.96	(h)	2,182	2.01	(i)	2.08		(1.63	)(h)	204
23.47	28.96		34	2.00		2.24		(0.89	)(j)	191
18.20	20.29		1	2.00		2.24		(1.54)		292

32.61	3.56		1	0.95		3.10		(0.51)		87

32.61	8.92	(g)	61,565	1.00		1.17		0.26	(g)	87
29.94	18.53		57,103	1.00		1.13		(0.49)		191
25.27	2.98	(h)	50,406	1.00	(i)	1.07		(0.58	)(h)	204
24.53	30.20		33,757	1.00		1.22		(0.34	)(j)	191
18.84	(13.18)		27,057	1.00		1.12		(0.27	)(k)	292
21.70	(21.12)		25,779	1.00	(l)	1.00	(l)	(0.36)		299

(h)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.27), $(0.47) and $(0.20) for Class A, Class C and Class Y shares, respectively, total return would have been 2.53%, 1.79% and 2.81% for Class A, Class C and Class Y shares, respectively, and the ratio of net investment loss to average net assets would have been (0.96)%, (1.68)% and (0.70)% for Class A, Class C and Class Y shares, respectively.
(i)	Includes interest expense from bank overdraft charges of 0.01% for Class C and less than 0.01% for Classes A and Y. Without this expense the ratio of net expenses for Class C would have been 2.00%.
(j)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), $(0.36) and $(0.16) for Class A, Class C and Class Y shares, respectively, and the ratio of net investment loss to average net assets would have been (1.02)%, (1.74)% and (0.76)% for Class A, Class C and Class Y shares, respectively.
(k)	Includes a non-recurring dividend of $0.03 per share. Without this dividend, net investment loss per share would have been $(0.10) and $(0.08) for Class A and Class Y shares, respectively, and the ratio of net investment loss to average net assets would have been (0.63)% and (0.46)% for Class A and Class Y shares, respectively.
(l)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
VALUE FUND
Class A
3/31/2013(f)	$20.86	$0.15	(g)	$2.80	$2.95	$(0.28)	$—	$(0.28)
9/30/2012	16.04	0.27		4.78	5.05	(0.23)	—	(0.23)
9/30/2011	16.78	0.20		(0.72)	(0.52)	(0.22)	—	(0.22)
9/30/2010	16.42	0.27	(h)	0.23	0.50	(0.14)	—	(0.14)
9/30/2009	17.93	0.23		(1.53)	(1.30)	(0.21)	—	(0.21)
9/30/2008	23.46	0.25		(4.45)	(4.20)	(0.18)	(1.15)	(1.33)
Class B
3/31/2013(f)	20.95	0.08	(g)	2.83	2.91	(0.07)	—	(0.07)
9/30/2012	16.05	0.13		4.81	4.94	(0.04)	—	(0.04)
9/30/2011	16.77	0.06		(0.73)	(0.67)	(0.05)	—	(0.05)
9/30/2010	16.40	0.12	(h)	0.25	0.37	—	—	—
9/30/2009	17.80	0.14		(1.51)	(1.37)	(0.03)	—	(0.03)
9/30/2008	23.46	0.10		(4.45)	(4.35)	(0.16)	(1.15)	(1.31)
Class C
3/31/2013(f)	20.65	0.07	(g)	2.79	2.86	(0.13)	—	(0.13)
9/30/2012	15.85	0.13		4.74	4.87	(0.07)	—	(0.07)
9/30/2011	16.58	0.06		(0.71)	(0.65)	(0.08)	—	(0.08)
9/30/2010	16.26	0.14	(h)	0.22	0.36	(0.04)	—	(0.04)
9/30/2009	17.79	0.12		(1.51)	(1.39)	(0.14)	—	(0.14)
9/30/2008	23.46	0.09		(4.43)	(4.34)	(0.18)	(1.15)	(1.33)
Class N
3/31/2013*	22.59	0.04		0.93	0.97	—	—	—
Class Y
3/31/2013(f)	20.91	0.18	(g)	2.81	2.99	(0.34)	—	(0.34)
9/30/2012	16.08	0.32		4.78	5.10	(0.27)	—	(0.27)
9/30/2011	16.82	0.25		(0.73)	(0.48)	(0.26)	—	(0.26)
9/30/2010	16.47	0.31	(h)	0.23	0.54	(0.19)	—	(0.19)
9/30/2009	18.01	0.28		(1.54)	(1.26)	(0.28)	—	(0.28)
9/30/2008	23.54	0.32		(4.45)	(4.13)	(0.25)	(1.15)	(1.40)
Admin Class
3/31/2013(f)	20.79	0.14	(g)	2.78	2.92	(0.23)	—	(0.23)
9/30/2012	16.00	0.22		4.77	4.99	(0.20)	—	(0.20)
9/30/2011	16.74	0.17		(0.73)	(0.56)	(0.18)	—	(0.18)
9/30/2010**	16.72	0.18	(h)	(0.16)	0.02	—	—	—

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
**	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2013 (Unaudited).

See accompanying notes to financial statements.

55  |

			Ratios to Average Net Assets:

Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)		Net investment income (%) (e)		Portfolio turnover rate (%)

$23.53	14.34 (g)	$148,553	0.98		0.98		1.41	(g)	10
20.86	31.71	129,572	0.98		0.98		1.45		25
16.04	(3.28)	126,789	0.98		0.98		1.09		29
16.78	3.03	130,922	0.96		0.96		1.58	(h)	54
16.42	(6.97)	120,915	1.06		1.06		1.67		47
17.93	(19.01)	112,274	1.05		1.05		1.24		36	(i)

23.79	13.94 (g)	1,315	1.73		1.73		0.69	(g)	10
20.95	30.79	1,534	1.73		1.73		0.71		25
16.05	(4.05)	2,037	1.73		1.73		0.32		29
16.77	2.26	3,299	1.70		1.70		0.72	(h)	54
16.40	(7.62)	5,167	1.81		1.81		1.03		47
17.80	(19.65)	8,385	1.80	(j)	1.80	(j)	0.51		36	(i)

23.38	13.91 (g)	10,942	1.73		1.73		0.65	(g)	10
20.65	30.78	9,104	1.73		1.73		0.70		25
15.85	(4.00)	8,996	1.73		1.73		0.33		29
16.58	2.20	10,226	1.71		1.71		0.81	(h)	54
16.26	(7.60)	10,011	1.81		1.81		0.89		47
17.79	(19.62)	6,483	1.80	(j)	1.80	(j)	0.46		36	(i)

23.56	4.29	1	0.80		2.75		1.17		10

23.56	14.49 (g)	1,484,119	0.73		0.73		1.65	(g)	10
20.91	32.05	1,240,093	0.73		0.73		1.68		25
16.08	(3.05)	957,584	0.74		0.74		1.34		29
16.82	3.28	788,937	0.71		0.71		1.86	(h)	54
16.47	(6.66)	574,439	0.66		0.66		1.97		47
18.01	(18.67)	303,182	0.65		0.66		1.58		36	(i)

23.48	14.20 (g)	3	1.25		1.25		1.28	(g)	10
20.79	31.43	2	1.24		1.24		1.17		25
16.00	(3.48)	1	1.17		1.17		0.90		29
16.74	0.12	1	1.29		1.29		1.59	(h)	54

(g)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.05, $0.04, $0.15 and $0.11 for Class A, Class B, Class C, Class Y and Admin Class shares, respectively, total return would have been 14.19%, 13.79%, 13.76%, 14.35% and 14.06% for Class A, Class B, Class C, Class Y and Admin Class shares, respectively, and the ratio of net investment income to average net assets would have been 1.15%, 0.42%, 0.40%, 1.40% and 1.05% for Class A, Class B, Class C, Class Y and Admin Class shares, respectively.
(h)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, $0.02, $0.01, $0.18 and $0.05 for Class A, Class B, Class C, Class Y and Admin Class shares, respectively, and the ratio of net investment income to average net assets would have been 0.84%, 0.10%, 0.09%, 1.08% and 0.50% for Class A, Class B, Class C, Class Y and Admin Class shares, respectively.
(i)	Portfolio turnover excludes the impact of assets resulting from a merger with another fund.
(j)	Includes fee/expense recovery of less than 0.01% for Class B and Class C shares.

See accompanying notes to financial statements.

|  56

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Global Equity and Income Fund (the “Global Equity and Income Fund”)

Loomis Sayles Growth Fund (the “Growth Fund”)

Loomis Sayles Mid Cap Growth Fund (the “Mid Cap Growth Fund”)

Loomis Sayles Value Fund (the “Value Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Effective February 1, 2013, Growth Fund, Mid Cap Growth Fund and Value Fund began offering Class N shares. In addition, Value Fund offers Admin Class shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders of Growth Fund and Value Fund may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for

57  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in

|  58

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values. As of March 31, 2013, approximately 23% of the market value of Global Equity and Income Fund’s investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities. Additionally, one security held by the Fund for which market quotations were not readily available as of March 31, 2013, was fair valued pursuant to procedures approved by the Board of Trustees, amounting to 0.7% of net assets.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

59  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on

|  60

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. For the six months ended March 31, 2013, the Funds were not party to any over-the-counter options.

f.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

61  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, paydown gains and losses, foreign currency transactions, return of capital and capital gain distributions from real estate investment trusts (“REITs”), defaulted bonds and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark to market, wash sales, premium amortization, contingent payment debt instruments, trust preferred securities and basis adjustments for return of capital dividends. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Global Equity and Income Fund	$7,423,009	$—	$7,423,009
Growth Fund	331,005	—	331,005
Mid Cap Growth Fund	—	—	—
Value Fund	17,981,701	—	17,981,701

|  62

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

As of September 30, 2012, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	Global Equity and Income Fund	Growth Fund	Mid Cap Growth Fund	Value Fund
Capital loss carryforward:
Short-term:
Expires
September 30, 2017	$—	$(52,780,165)	$(20,624,367)	$—
September 30, 2018	(25,714,481)	(34,679,944)	(18,569,793)	(6,350,604)

Total capital loss carryforward	$(25,714,481)	$(87,460,109)	$(39,194,160)	$(6,350,604)

Late-year ordinary and post- October capital loss deferrals*	$(574,376)	$(63,747)	$(3,686,631)	$(5,542,012)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

h.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

i.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

63  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, none of the Funds had loaned securities under this agreement.

j.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

k.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU creates new disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

Global Equity and Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$16,927,102	$—	$16,927,102
Chile	5,991,398	14,109,422	—	20,100,820
China	—	22,213,392	—	22,213,392
France	—	20,679,158	—	20,679,158
Germany	—	10,142,240	—	10,142,240
Hong Kong	—	9,743,313	—	9,743,313
Russia	—	7,741,834	—	7,741,834
Sweden	—	26,023,026	—	26,023,026
Switzerland	—	21,705,149	—	21,705,149
United Kingdom	—	115,110,738	—	115,110,738
All Other Common Stocks(a)	492,643,976	—	—	492,643,976

Total Common Stocks	498,635,374	264,395,374	—	763,030,748

Bonds and Notes
Non-Convertible Bonds
Costa Rica	—	599,100	796,546	1,395,646
Korea	—	4,504,228	5,940,388	10,444,616
Turkey	—	9,236,287	798,000	10,034,287
United States	38,957	147,378,840	3,308,104	150,725,901
All Other Non-Convertible Bonds(a)	—	114,770,579	—	114,770,579

Total Non-Convertible Bonds	38,957	276,489,034	10,843,038	287,371,029

Convertible Bonds(a)	—	7,529,213	—	7,529,213
Municipals(a)	—	509,014	—	509,014

Total Bonds and Notes	38,957	284,527,261	10,843,038	295,409,256

65  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Global Equity and Income Fund (continued)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$1,660,258	$—	$1,660,258
Preferred Stocks
Convertible Preferred Stocks(a)	3,936,413	—	—	3,936,413
Non-Convertible Preferred Stock(a)	—	674,456	—	674,456

Total Preferred Stocks	3,936,413	674,456	—	4,610,869

Short-Term Investments	—	67,272,862	—	67,272,862

Total Investments	502,610,744	618,530,211	10,843,038	1,131,983,993

Forward Foreign Currency Contracts (unrealized appreciation)	—	16,962	—	16,962

Total	$502,610,744	$618,547,173	$10,843,038	$1,132,000,955

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(84,868)	$—	$(84,868)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $12,029,094 was transferred from Level 1 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

Common stocks valued at $22,957,592 were transferred from Level 2 to Level 1 during the period ended March 31, 2013. At March 31, 2013, these securities were valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$177,040,298	$—	$—	$177,040,298
Short-Term Investments	—	3,077,030	—	3,077,030

Total	$177,040,298	$3,077,030	$—	$180,117,328

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Mid Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$93,238,601	$—	$—	$93,238,601
Short-Term Investments	—	2,558,263	—	2,558,263

Total	$93,238,601	$2,558,263	$—	$95,796,864

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,587,383,581	$—	$—	$1,587,383,581
Short-Term Investments	—	50,106,381	—	50,106,381

Total	$1,587,383,581	$50,106,381	$—	$1,637,489,962

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

67  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2012 and/or March 31, 2013:

Global Equity and Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Costa Rica	$—	$—	$—	$34,568	$761,978
Korea	2,528,229	(14,798)	—	(56,597)	3,483,554
Turkey	—	—	—	5,752	792,248
United States	638,272	—	9,975	21,705	1,735,000

Total	$3,166,501	$(14,798)	$9,975	$5,428	$6,772,780

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Costa Rica	$—	$—	$—	$796,546	$34,568
Korea	—	—	—	5,940,388	(56,597)
Turkey	—	—	—	798,000	5,752
United States	(218,158)	1,759,582	(638,272)	3,308,104	21,705

Total	$(218,158)	$1,759,582	$(638,272)	$10,843,038	$5,428

Debt securities valued at $1,759,582 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

A debt security valued at $638,272 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Global Equity and Income Fund and Mid Cap Growth Fund used during the period include forward foreign currency contracts and option contracts.

Global Equity and Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the six months ended March 31, 2013, Global Equity and Income Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

Mid Cap Growth Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns, and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options to gain exposure to an equity security without committing the capital required to buy it, while also limiting the downside risk associated with owning it. During the six months ended March 31, 2013, Mid Cap Growth Fund engaged in purchased put options for hedging purposes and written put options to offset the cost of options used for hedging purposes.

Global Equity and Income Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2013, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent

69  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Fund	Counterparty	Derivatives	Collateral Pledged
Global Equity and Income Fund	Barclays Bank PLC	$(9,747)	$—
	Credit Suisse International	(68,146)	—

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. Global Equity and Income Fund has mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. As of March 31, 2013, based on balances reflected on the Fund’s Statement of Assets and Liabilities, the maximum amount of loss that Global Equity and Income Fund would incur if counterparties failed to meet their obligations is $16,962 and the amount of loss that Global Equity and Income Fund would incur after taking into account master netting arrangements is $9,987.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between each Fund and the counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for Global Equity and Income Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Foreign Exchange Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$16,962
Liabilities
Unrealized depreciation on forward foreign currency contracts	(84,868)

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Transactions in derivative instruments for Global Equity and Income Fund during the six months ended March 31, 2013, were as follows:

Statements of Operations Caption	Foreign Exchange Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$(6,490)
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	2,493

*	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period.

Transactions in derivative instruments for Mid Cap Growth Fund during the six months ended March 31, 2013 were as follows:

Statements of Operations Caption	Equity Contracts
Net Realized Gain (Loss) on:
Investments*	$(551,800)
Options Written	137,983

*	Represents realized loss for purchased options during the period.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Global Equity and Income Fund based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2013:

Global Equity and Income Fund	Forwards
Average Notional Amount Outstanding	0.93%
Highest Notional Amount Outstanding	1.09%
Lowest Notional Amount Outstanding	0.81%
Notional Amount Outstanding as of March 31, 2013	0.81%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards are not recorded in the

71  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Statements of Assets and Liabilities, and therefore are not included in Global Equity and Income Fund’s net assets.

The volume of option contract activity, as a percentage of net assets, for Mid Cap Growth Fund based on month-end and/or daily market values of equity securities underlying purchased and written options, at absolute value, was as follows for the six months ended March 31, 2013:

Mid Cap Growth Fund*	Put Options Written	Put Options Purchased
Average Market Value of Underlying Securities	0.01%	0.02%
Highest Market Value of Underlying Securities	0.16%	0.28%
Lowest Market Value of Underlying Securities	0.00%	0.00%
Market Value of Underlying Securities as of March 31, 2013	0.00%	0.00%

*	Market value of underlying securities is determined by multiplying option shares by the price of the option’s underlying security, as determined by the Fund’s Pricing Policies and Procedures.

The following is a summary of Mid Cap Growth Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at September 30, 2012	—	$—
Options written	1,844	225,046
Options terminated in closing purchase transactions	(1,844)	(225,046)

Outstanding at March 31, 2013	—	$—

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Global Equity and Income Fund	$315,143,788	$157,250,310
Growth Fund	18,594,785	6,762,190
Mid Cap Growth Fund	83,430,061	98,959,147
Value Fund	186,277,233	141,595,202

For the six months ended March 31, 2013, purchases and sales of U.S. Government/Agency securities by the Global Equity and Income Fund were $13,165,841 and $19,337,362, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Separate management agreements for each Fund in

|  72

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

effect for the six months ended March 31, 2013, provided for fees at the following annual percentage rates of each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Global Equity and Income Fund	0.75%
Growth Fund	0.50%
Mid Cap Growth Fund	0.75%
Value Fund	0.50%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Global Equity and Income Fund	1.25%	—	2.00%	—	1.00%	—
Growth Fund	1.25%	2.00%	2.00%	0.95%	1.00%	—
Mid Cap Growth Fund	1.25%	—	2.00%	0.95%	1.00%	—
Value Fund	1.10%	1.85%	1.85%	0.80%	0.85%	1.35%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

73  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Global Equity and Income Fund	$3,836,690	$—	$3,836,690	0.75%	0.75%
Growth Fund	393,858	—	393,858	0.50%	0.50%
Mid Cap Growth Fund	372,251	60,498	311,753	0.75%	0.63%
Value Fund	3,657,533	—	3,657,533	0.50%	0.50%

[1]	Management fee waivers are subject to possible recovery until September 30, 2014.

For the period ended March 31, 2013 class specific expenses have been reimbursed as follows:

	Reimbursement[2]
Fund	Class A	Class B	Class C	Class N	Class Y	Admin Class
Growth Fund	$—	$—	$—	$3	$—	$—
Mid Cap Growth Fund	8,471	—	385	3	13,749	—
Value Fund	—	—	—	3	—	—

[2]	Expense reimbursements are subject to possible recovery until September 2014.

No expenses were recovered for any of the Funds during the period ended March 31, 2013 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”), and Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the

|  74

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

Under the Admin Class Plan, Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2013, service and distribution fees for each Fund were as follows:

	Service Fees				Distribution Fees
Fund	Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
Global Equity and Income Fund	$286,885	$—	$352,725	$—	$—	$1,058,175	$—
Growth Fund	43,552	2,152	13,545	—	6,458	40,637	—
Mid Cap Growth Fund	50,167	—	2,165	—	—	6,494	—
Value Fund	167,009	1,736	12,063	2	5,206	36,187	4

75  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, administrative fees for each Fund were as follows:

Fund	Administrative Fees
Global Equity and Income Fund	$226,680
Growth Fund	34,904
Mid Cap Growth Fund	21,993
Value Fund	324,137

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

|  76

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Global Equity and Income Fund	$344,836
Growth Fund	38,463
Mid Cap Growth Fund	66,441
Value Fund	1,016,939

As of March 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Growth Fund	$1,000
Mid Cap Growth Fund	1,199
Value Fund	25,474

As of March 31, 2013, NGAM Distribution owes the Funds the following for overpayments of sub-transfer agent fees:

Fund	Overpayment of Sub-Transfer Agent Fees
Global Equity and Income Fund	$10,976

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2013, were as follows:

Fund	Commissions
Global Equity and Income Fund	$442,215
Growth Fund	24,537
Mid Cap Growth Fund	8,501
Value Fund	15,575

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The

77  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

g.  Payments by Affiliates.  For the six months ended March 31, 2013, Loomis Sayles reimbursed Growth Fund $811 for losses incurred in connection with a trading error.

|  78

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

h.  Affiliated Ownership.  At March 31, 2013, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Global Equity and Income Fund	1.45%	1.07%	2.52%
Growth Fund	4.42%	10.13%	14.55%
Mid Cap Growth Fund	10.81%	11.44%	22.25%
Value Fund	0.61%	1.23%	1.84%

Additionally, as of March 31, 2013, Natixis US held shares of Growth Fund, Mid Cap Growth Fund and Value Fund representing less than 1% of each Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Funds.

7.  Class-Specific Expenses.  For the period from February 1, 2013 through March 31, 2013, each Fund incurred the following class-specific expenses:

Fund	Transfer Agent Fees and Expenses Class N
Growth Fund	$3
Mid Cap Growth Fund	3
Value Fund	3

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, none of the Funds had borrowings under these agreements.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

9.  Brokerage Commission Recapture.  Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments on the Statements of Operations. For the six months ended March 31, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
Global Equity and Income Fund	$14,459
Growth Fund	426
Mid Cap Growth Fund	9,166
Value Fund	21,906

10.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2013, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
Global Equity and Income Fund	—	—	2.52%	2.52%
Growth Fund	2	14.16%	14.55%	28.71%
Mid Cap Growth Fund	—	—	22.25%	22.25%
Value Fund	—	—	1.84%	1.84%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Global Equity and Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	4,024,402	$69,630,063	8,720,812	$141,220,300
Issued in connection with the reinvestment of distributions	158,735	2,698,494	110,750	1,656,822
Redeemed	(2,572,575)	(44,310,247)	(3,998,699)	(64,584,778)

Net change	1,610,562	$28,018,310	4,832,863	$78,292,344

Class C
Issued from the sale of shares	4,094,183	$70,074,434	6,618,891	$107,450,527
Issued in connection with the reinvestment of distributions	79,749	1,347,761	37,940	564,931
Redeemed	(1,218,541)	(20,856,154)	(2,089,254)	(32,993,910)

Net change	2,955,391	$50,566,041	4,567,577	$75,021,548

Class Y
Issued from the sale of shares	8,816,277	$153,598,724	16,942,461	$274,580,271
Issued in connection with the reinvestment of distributions	372,584	6,360,002	185,653	2,784,787
Redeemed	(3,740,871)	(65,082,990)	(5,411,226)	(86,765,876)

Net change	5,447,990	$94,875,736	11,716,888	$190,599,182

Increase (decrease) from capital share transactions	10,013,943	$173,460,087	21,117,328	$343,913,074

81  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	492,748	$3,438,851	1,936,271	$11,163,676
Issued in connection with the reinvestment of distributions	42,088	279,039	6,836	38,350
Redeemed	(500,162)	(3,409,784)	(1,860,105)	(10,830,069)

Net change	34,674	$308,106	83,002	$371,957

Class B
Issued from the sale of shares	3,269	$21,228	12,916	$73,151
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(75,381)	(475,253)	(227,838)	(1,269,777)

Net change	(72,112)	$(454,025)	(214,922)	$(1,196,626)

Class C
Issued from the sale of shares	260,053	$1,710,448	245,606	$1,431,273
Issued in connection with the reinvestment of distributions	1,981	12,359	—	—
Redeemed	(221,080)	(1,404,079)	(600,111)	(3,380,312)

Net change	40,954	$318,728	(354,505)	$(1,949,039)

Class N*
Issued from the sale of shares	132	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	132	$1,000	—	$—

Class Y
Issued from the sale of shares	2,538,822	$18,839,144	3,663,289	$23,444,311
Issued in connection with the reinvestment of distributions	142,021	998,409	46,359	275,371
Redeemed	(1,056,145)	(7,635,058)	(1,438,726)	(9,219,910)

Net change	1,624,698	$12,202,495	2,270,922	$14,499,772

Increase (decrease) from capital share transactions	1,628,346	$12,376,304	1,784,497	$11,726,064

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	138,613	$4,044,152	382,245	$10,336,274
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(612,114)	(18,534,452)	(898,702)	(24,081,488)

Net change	(473,501)	$(14,490,300)	(516,457)	$(13,745,214)

Class C
Issued from the sale of shares	21,526	$636,187	39,669	$1,032,950
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(44,318)	(1,216,692)	(42,106)	(1,135,742)

Net change	(22,792)	$(580,505)	(2,437)	$(102,792)

Class N*
Issued from the sale of shares	32	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	32	$1,000	—	$—

Class Y
Issued from the sale of shares	214,254	$6,577,634	547,417	$15,078,148
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(233,681)	(7,119,053)	(634,861)	(18,048,468)

Net change	(19,427)	$(541,419)	(87,444)	$(2,970,320)

Increase (decrease) from capital share transactions	(515,688)	$(15,611,224)	(606,338)	$(16,818,326)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.

83  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	748,063	$16,716,381	989,772	$18,793,820
Issued in connection with the reinvestment of distributions	80,241	1,677,030	87,182	1,538,775
Redeemed	(726,436)	(15,840,190)	(2,772,225)	(51,186,817)

Net change	101,868	$2,553,221	(1,695,271)	$(30,854,222)

Class B
Issued from the sale of shares	445	$10,438	1,714	$31,648
Issued in connection with the reinvestment of distributions	192	4,059	211	3,758
Redeemed	(18,560)	(405,379)	(55,615)	(1,054,644)

Net change	(17,923)	$(390,882)	(53,690)	$(1,019,238)

Class C
Issued from the sale of shares	71,347	$1,566,116	54,410	$1,016,926
Issued in connection with the reinvestment of distributions	1,684	35,038	1,337	23,495
Redeemed	(45,894)	(995,813)	(182,376)	(3,372,547)

Net change	27,137	$605,341	(126,629)	$(2,332,126)

Class N*
Issued from the sale of shares	44	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	44	$1,000	—	$—

Class Y
Issued from the sale of shares	9,332,613	$203,474,853	12,644,597	$238,607,810
Issued in connection with the reinvestment of distributions	927,685	19,397,907	871,612	15,392,660
Redeemed	(6,564,742)	(141,814,541)	(13,771,730)	(260,802,172)

Net change	3,695,556	$81,058,219	(255,521)	$(6,801,702)

Admin Class
Issued from the sale of shares	18	$206	98	$1,835
Issued in connection with the reinvestment of distributions	1	14	1	12
Redeemed	(1)	(16)	(93)	(1,826)

Net change	18	$204	6	$21

Increase (decrease) from capital share transactions	3,806,700	$83,827,103	(2,131,105)	$(41,007,267)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.

|  84

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

13.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis	Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

85  |

SEMIANNUAL REPORT

March 31, 2013

Loomis Sayles Core Plus Bond Fund

Loomis Sayles High Income Fund

Loomis Sayles International Bond Fund

Loomis Sayles Limited Term Government

and Agency Fund

Portfolio Review  page 1

Portfolio of Investments  page 14

Financial Statements  page 56

Notes to Financial Statements  page 69

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA	Class A	NEFRX
Richard G. Raczkowski	Class B	NERBX
Loomis, Sayles & Company, L.P.	Class C	NECRX
	Class N	NERNX
	Class Y	NERYX

Objective

Seeks high total investment return through a combination of current income and capital appreciation

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in bonds, which include debt securities of any maturity. In addition, the Fund normally will invest primarily in investment-grade securities. The Fund may also invest up to 20% of its assets, at the time of purchase, in bonds rated below investment-grade.

1  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 11/7/73)
NAV	2.16%	9.10%	8.97%	6.97%	—%
With 4.50% Maximum Sales Charge	-2.45	4.17	7.96	6.48	—

Class B (Inception 9/13/93)
NAV	1.82	8.29	8.15	6.18	—
With CDSC[1]	-3.11	3.29	7.86	6.18	—

Class C (Inception 12/30/94)
NAV	1.70	8.29	8.15	6.17	—
With CDSC[1]	0.72	7.29	8.15	6.17	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	0.55

Class Y (Inception 12/30/94)
NAV	2.28	9.39	9.25	7.26	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[2]	0.09	3.77	5.47	5.02	0.67

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA	Class A	NEFHX
Kathleen C. Gaffney, CFA*	Class B	NEHBX
Elaine M. Stokes	Class C	NEHCX
Loomis, Sayles & Company, L.P.	Class Y	NEHYX

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the Fund.

Objective

Seeks high current income plus the opportunity for capital appreciation to produce a high total return

Strategy

Under normal market conditions, the Fund will invest at least 65% of its assets in below investment-grade fixed-income securities. The Fund will normally invest at least 65% of its assets in U.S. corporate or U.S. dollar denominated foreign fixed-income securities. The Fund may also invest up to 20% of its assets in foreign currency-denominated fixed-income securities, including those in emerging markets and related currency hedging transactions.

3  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 2/22/84)
NAV	8.11%	15.16%	9.40%	9.56%	—
With 4.50% Maximum Sales Charge	3.17	9.95	8.38	9.06	—

Class B (Inception 9/20/93)
NAV	7.89	14.21	8.59	8.73	—
With CDSC[1]	2.89	9.21	8.30	8.73	—

Class C (Inception 3/2/98)
NAV	7.68	14.25	8.62	8.73	—
With CDSC[1]	6.68	13.25	8.62	8.73	—

Class Y (Inception 2/29/08)
NAV	8.49	15.45	9.68	—	9.38%

Comparative Performance
Barclays U.S. Corporate High-Yield Bond Index[2]	6.28	13.13	11.65	10.12	11.37

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. Corporate High-Yield Bond Index is an unmanaged index that covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

LOOMIS SAYLES INTERNATIONAL BOND FUND

Managers	Symbols
Kenneth M. Buntrock, CFA, CIC	Class A	LSIAX
David W. Rolley, CFA	Class C	LSICX
Lynda L. Schweitzer, CFA	Class Y	LSIYX
Loomis, Sayles & Company, L.P.

Objective

Seeks high total return through a combination of high current income and capital appreciation

Strategy

Under normal market conditions, the Fund expects to invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed income securities. The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers than a diversified fund. The Fund invests primarily (at least 65% of its net assets) in fixed-income securities of issuers located outside the United States, including issuers located in emerging market countries. The Fund invests primarily in investment-grade fixed-income securities. The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities.

5  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	Since Class N Inception

Class A (Inception 2/1/08)
NAV	-2.83%	1.52%	4.42%	5.23%
With 4.50% Maximum Sales Charge	-7.19	-3.00	3.46	4.30

Class C (Inception 2/1/08)
NAV	-3.22	0.73	3.60	4.42
With CDSC[1]	-4.16	-0.24	3.60	4.42

Class Y (Inception 2/1/08)
NAV	-2.71	1.78	4.67	5.48

Comparative Performance
Barclays Global Aggregate EX-USD Bond Index[2]	-4.51	-0.71	2.47	3.48

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays Global Aggregate ex-USD Bond Index is an unmanaged index that provides a broad-based measure of the international investment-grade fixed-rate debt markets.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  6

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Managers	Symbols
Christopher T. Harms	Class A	NEFLX
Kurt Wagner, CFA, CIC	Class B	NELBX
Clifton V. Rowe, CFA	Class C	NECLX
Loomis, Sayles & Company, L.P.	Class Y	NELYX

Objective

Seeks a high current return consistent with preservation of capital

Strategy

Invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

7  |

Average Annual Total Returns — March 31, 20133

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 1/3/89)
NAV	0.28%	2.32%	4.27%	3.61%
With 3.00% Maximum Sales Charge	-2.71	-0.76	3.64	3.30

Class B (Inception 9/27/93)
NAV	-0.18	1.56	3.48	2.84
With CDSC[1]	-5.13	-3.44	3.12	2.84

Class C (Inception 12/30/94)
NAV	-0.09	1.56	3.51	2.86
With CDSC[1]	-1.09	0.56	3.51	2.86

Class Y (Inception 3/31/94)
NAV	0.32	2.58	4.52	3.87

Comparative Performance
Barclays U.S. 1-5 Year Government Bond Index[2]	0.21	1.24	2.71	3.32

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	Barclays U.S. 1-5 Year Government Bond Index is an unmanaged index that includes U.S. Treasury and agency securities with remaining maturities of one to five years.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  8

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (February 1, 2013 for Class N) through March 31, 2013. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  10

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,021.60		$3.98	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.99		$3.98	*
Class B
Actual	$1,000.00	$1,018.20		$7.75	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25		$7.75	*
Class C
Actual	$1,000.00	$1,017.00		$7.74	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25		$7.75	*
Class N
Actual	$1,000.00	$1,005.50	[2]	$0.96	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94		$3.02	*
Class Y
Actual	$1,000.00	$1,022.80		$2.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.24		$2.72	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.79%, 1.54%, 1.54%, 0.60% and 0.54% for Class A, B, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C and Y are equal to the Fund’s annualized expense ratio: 0.79%, 1.54%, 1.54% and 0.54%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

11  |

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,081.10	$5.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class B
Actual	$1,000.00	$1,078.90	$9.85
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class C
Actual	$1,000.00	$1,076.80	$9.84
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55
Class Y
Actual	$1,000.00	$1,084.90	$4.68
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53

*	Expenses are equal to the Fund’s annualized expense ratio: 1.15%, 1.90%, 1.90% and 0.90% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INTERNATIONAL BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$971.70	$5.16
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.29
Class C
Actual	$1,000.00	$967.80	$8.83
Hypothetical (5% return before expenses)	$1,000.00	$1,015.96	$9.05
Class Y
Actual	$1,000.00	$972.90	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.05%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

|  12

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013	EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,002.80	$4.54
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.58
Class B
Actual	$1,000.00	$998.20	$8.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35
Class C
Actual	$1,000.00	$999.10	$8.27
Hypothetical (5% return before expenses)	$1,000.00	$1,016.65	$8.35
Class Y
Actual	$1,000.00	$1,003.20	$3.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.64	$3.33

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.91%, 1.66%, 1.66% and 0.66% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 95.3% of Net Assets
Non-Convertible Bonds — 95.2%
	ABS Car Loan — 2.9%
$445,936	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610%, 10/08/2015	$447,513
780,000	AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A3, 1.170%, 1/08/2016	782,532
2,410,000	AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A3, 1.170%, 5/09/2016	2,423,130
1,033,333	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class A, 3.630%, 8/20/2014, 144A	1,038,512
1,620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A, 1.850%, 11/20/2014, 144A	1,631,214
1,650,000	Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.370%, 11/20/2014, 144A	1,685,178
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,989,844
4,175,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.920%, 9/20/2019, 144A	4,202,622
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,543,954
2,795,000	Capital Auto Receivables Asset Trust, Series 2013-1, Class A3, 0.790%, 6/20/2017	2,798,829
239,906	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	252,980
2,000,000	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	1,998,860
7,130,000	Santander Drive Auto Receivables Trust, Series 2012-1, Class 1A3, 1.490%, 10/15/2015	7,186,462
4,195,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.940%, 12/15/2016	4,259,171
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,516,108
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,181,287
4,085,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class B, 1.330%, 5/15/2017	4,107,235
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,909,511
1,665,000	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	1,667,664
1,625,000	SMART Trust/Australia, Series 2013-1US, Class A3A, 0.840%, 9/14/2016	1,625,905
850,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	850,455

		49,098,966

	ABS Credit Card — 0.7%
1,580,000	World Financial Network Credit Card Master Trust, Series 2009-D, Class A, 4.660%, 5/15/2017	1,599,455
500,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	535,063

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Credit Card — continued
$9,300,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	$10,095,466

		12,229,984

	ABS Home Equity — 0.1%
564,305	Chase Mortgage Finance Corp., Series 2007-A1, Class 2A3, 2.988%, 2/25/2037(c)	561,873
430,681	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	442,168

		1,004,041

	ABS Other — 0.2%
2,290,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	2,318,687
1,775,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	1,801,848

		4,120,535

	Aerospace & Defense — 0.5%
2,370,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	2,432,212
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,689,050
3,625,000	Oshkosh Corp., 8.250%, 3/01/2017	3,946,719

		8,067,981

	Airlines — 0.3%
3,285,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 10/29/2024	3,416,400
1,140,141	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 1/12/2021	1,251,305

		4,667,705

	Automotive — 2.9%
7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	8,684,618
510,000	Ford Motor Credit Co. LLC, 5.625%, 9/15/2015	555,312
8,420,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	9,819,564
880,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	906,160
1,830,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	2,019,297
6,575,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	7,882,689
5,200,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018	5,889,000
2,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	2,436,871
5,450,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A	5,762,111
5,750,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/2017(b)	5,873,694

		49,829,316

	Banking — 7.5%
9,560,000	Ally Financial, Inc., 5.500%, 2/15/2017	10,341,463
7,800,000	Ally Financial, Inc., 6.250%, 12/01/2017	8,722,764
9,090,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	9,612,675
3,950,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	3,986,158
14,305,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	16,034,632
1,365,000	Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	1,629,547

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$3,795,000	Citigroup, Inc., 4.050%, 7/30/2022	$3,920,322
3,375,000	Citigroup, Inc., 6.000%, 8/15/2017	3,940,559
1,115,000	Citigroup, Inc., 6.125%, 5/15/2018	1,328,333
6,555,000	Citigroup, Inc., 6.500%, 8/19/2013	6,702,206
2,585,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	3,005,642
2,205,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	2,602,374
3,555,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	3,983,694
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,796,985
6,285,000	Hana Bank, 4.250%, 6/14/2017, 144A	6,876,664
9,985,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	11,865,695
3,650,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,405,623
1,015,000	Morgan Stanley, 5.375%, 10/15/2015	1,108,530
9,645,000	Morgan Stanley, 5.750%, 1/25/2021	11,145,646
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	721,826
660,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	756,629
2,530,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	3,024,367
6,930,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	7,179,549

		126,691,883

	Building Materials — 0.2%
3,640,000	USG Corp., 6.300%, 11/15/2016	3,858,400

	Chemicals — 2.2%
4,590,000	Ashland, Inc., 3.875%, 4/15/2018, 144A	4,647,375
8,125,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	8,389,062
2,735,000	Methanex Corp., 3.250%, 12/15/2019	2,758,743
2,130,000	Methanex Corp., 5.250%, 3/01/2022	2,375,355
6,035,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A	6,691,306
1,380,000	Olin Corp., 5.500%, 8/15/2022	1,426,575
4,190,000	PolyOne Corp., 5.250%, 3/15/2023, 144A	4,221,425
840,000	RPM International, Inc., 3.450%, 11/15/2022	832,569
4,510,000	RPM International, Inc., 6.125%, 10/15/2019	5,295,186

		36,637,596

	Collateralized Mortgage Obligations — 0.2%
3,530,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	3,720,489

	Commercial Mortgage-Backed Securities — 5.0%
198,505	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.619%, 4/10/2049(c)	202,130
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.609%, 4/10/2049(c)	1,927,581
593,591	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.663%, 6/11/2040(c)	599,995
1,000,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.053%, 12/10/2049(c)	1,183,352
100,955	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	100,885

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$2,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	$2,845,900
2,780,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.680%, 6/15/2039(c)	3,191,857
3,500,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.764%, 9/15/2039(c)	4,032,651
1,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	2,152,042
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.024%, 2/15/2041(c)	6,784,380
425,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.866%, 7/10/2038(c)	479,812
705,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	814,151
8,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,387,027
13,285,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.787%, 8/10/2045(c)	15,201,627
3,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	3,377,850
2,300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,662,708
2,650,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,005,974
2,500,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	2,827,832
365,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(c)	407,271
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,122,146
2,930,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,353,256
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.651%, 6/11/2042(c)	356,804
1,175,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.275%, 1/11/2043(c)	1,417,781
1,000,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	1,126,272
2,070,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	2,336,459
10,770,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	12,187,300

		84,085,043

	Construction Machinery — 0.1%
2,485,000	CNH Capital LLC, 3.875%, 11/01/2015	2,547,125

	Consumer Cyclical Services — 0.2%
360,000	Service Corp. International, 7.000%, 5/15/2019	390,600
2,435,000	Western Union Co. (The), 2.375%, 12/10/2015	2,478,207

		2,868,807

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.4%
$1,110,000	Avon Products Inc., 4.600%, 3/15/2020	$1,153,038
1,546,000	Whirlpool Corp., 6.500%, 6/15/2016	1,768,108
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,984,816

		6,905,962

	Diversified Manufacturing — 0.7%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,301,840
2,075,000	Fibria Overseas Finance Ltd., 6.750%, 3/03/2021, 144A	2,291,838
7,710,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	8,346,075

		11,939,753

	Electric — 1.3%
1,460,000	AES Corp. (The), 7.375%, 7/01/2021	1,693,600
4,510,000	Enersis S.A., 7.375%, 1/15/2014	4,709,022
3,395,000	FirstEnergy Corp., 2.750%, 3/15/2018	3,433,442
5,390,000	Florida Power & Light Co., 4.125%, 2/01/2042	5,495,116
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,090,800
4,500,000	TransAlta Corp., 4.750%, 1/15/2015	4,749,079

		21,171,059

	Financial Other — 0.5%
9,105,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	8,749,905

	Food & Beverage — 1.0%
4,920,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	4,907,700
1,445,000	Bunge Ltd. Finance Corp., 4.100%, 3/15/2016	1,545,481
1,340,000	Cosan Luxembourg SA, 5.000%, 3/14/2023, 144A	1,348,040
4,050,000	Post Holdings, Inc., 7.375%, 2/15/2022	4,429,687
3,555,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	4,017,150

		16,248,058

	Government Owned – No Guarantee — 6.1%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,367,952
6,745,000	CEZ A.S., 5.625%, 4/03/2042, 144A	7,610,572
3,690,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	4,008,868
3,255,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	3,435,148
5,835,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	6,746,719
665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	745,465
3,600,000	Dubai Electricity & Water Authority, 8.500%, 4/22/2015, 144A	4,027,500
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,326,040
17,680,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,323,823
4,370,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	5,746,550
10,375,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	10,921,742
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	8,205,927
1,290,000	Qtel International Finance Ltd., 3.875%, 1/31/2028, 144A	1,270,379
3,840,000	Qtel International Finance Ltd., 4.750%, 2/16/2021, 144A	4,281,600
2,965,000	Qtel International Finance Ltd., 7.875%, 6/10/2019, 144A	3,869,325
12,595,000	Tennessee Valley Authority, 3.500%, 12/15/2042	12,142,915

		104,030,525

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — 0.9%
$1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	$1,684,675
8,800,000	HCA, Inc., 7.500%, 2/15/2022	10,120,000
575,000	HCA, Inc., 7.500%, 12/15/2023	615,250
3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,518,995

		15,938,920

	Home Construction — 0.4%
6,390,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	5,463,450
2,675,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	1,658,500

		7,121,950

	Hybrid ARMs — 0.0%
189,224	FHLMC, 6.039%, 11/01/2036(c)	203,528
139,068	FNMA, 2.029%, 2/01/2037(c)	145,839

		349,367

	Independent Energy — 3.1%
1,560,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	1,795,727
7,395,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	8,826,761
12,620,000	Chesapeake Energy Corp., 3.250%, 3/15/2016	12,761,975
4,036,000	Denbury Resources, Inc., 6.375%, 8/15/2021	4,399,240
5,035,000	Newfield Exploration Co., 5.750%, 1/30/2022	5,387,450
7,030,000	Plains Exploration & Production Co., 6.875%, 2/15/2023	7,961,475
5,280,000	QEP Resources, Inc., 5.250%, 5/01/2023	5,412,000
2,410,000	Range Resources Corp., 5.000%, 8/15/2022	2,458,200
2,605,000	SM Energy Co., 6.500%, 1/01/2023	2,852,475

		51,855,303

	Industrial Other — 1.8%
1,360,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	1,523,200
13,820,000	Deluxe Corp., 6.000%, 11/15/2020, 144A	14,165,500
8,710,000	Hutchison Whampoa International 11 Ltd., 4.625%, 1/13/2022, 144A	9,500,346
2,650,000	Hutchison Whampoa International Ltd., 5.750%, 9/11/2019, 144A	3,141,058
1,570,000	Timken Co. (The), 6.000%, 9/15/2014	1,670,337

		30,000,441

	Media Cable — 1.0%
795,000	Cablevision Systems Corp., 7.750%, 4/15/2018	891,394
3,060,000	Cablevision Systems Corp., 8.000%, 4/15/2020	3,442,500
5,130,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021, 144A	5,097,937
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,135,487
499,000	Cox Communications, Inc., 5.450%, 12/15/2014	538,927
2,825,000	Lynx II Corp., 6.375%, 4/15/2023, 144A	2,959,188

		16,065,433

	Media Non-Cable — 1.1%
1,375,000	Inmarsat Finance PLC, 7.375%, 12/01/2017, 144A	1,464,375
4,284,000	Myriad International Holding BV, 6.375%, 7/28/2017, 144A	4,825,069
7,760,000	NBCUniversal Enterprise Inc., 5.250%, 12/19/2049, 144A	7,798,800
5,095,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	5,356,119

		19,444,363

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 1.8%
$890,000	Alcoa, Inc., 5.400%, 4/15/2021	$921,692
5,075,000	Alcoa, Inc., 6.150%, 8/15/2020	5,525,442
1,335,000	APERAM, 7.375%, 4/01/2016, 144A	1,346,401
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,273,600
7,980,000	ArcelorMittal, 7.250%, 3/01/2041	7,940,100
485,000	ArcelorMittal, 7.500%, 10/15/2039	498,337
4,640,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018, 144A	4,659,386
3,075,000	Goldcorp, Inc., 2.125%, 3/15/2018	3,085,074
1,445,000	Steel Dynamics Inc., 5.250%, 4/15/2023, 144A	1,464,869
400,000	United States Steel Corp., 6.650%, 6/01/2037	368,000
3,440,000	United States Steel Corp., 7.375%, 4/01/2020	3,603,400

		30,686,301

	Mortgage Related — 11.4%
7,258,719	FHLMC, 3.000%, with various maturities from 2026 to 2043(d)	7,508,232
24,276,800	FHLMC, 3.500%, 7/01/2042	25,621,191
12,501,100	FHLMC, 4.000%, with various maturities in 2041(d)	13,287,757
8,699,159	FHLMC, 4.500%, with various maturities from 2034 to 2039(d)	9,307,794
453,228	FHLMC, 5.000%, 8/01/2035	489,184
6,638,911	FHLMC, 5.500%, with various maturities from 2018 to 2040(d)	7,186,943
49,543	FHLMC, 6.000%, 6/01/2035	55,329
30,795,966	FNMA, 3.000%, with various maturities from 2027 to 2042(d)	31,806,433
9,660,037	FNMA, 3.500%, with various maturities from 2026 to 2042(d)	10,208,990
11,314,178	FNMA, 4.000%, with various maturities from 2019 to 2041(d)	12,086,401
12,967,473	FNMA, 4.500%, with various maturities from 2039 to 2041(d)	14,021,488
10,999,163	FNMA, 5.000%, with various maturities from 2033 to 2037(d)	11,977,396
4,602,453	FNMA, 5.500%, with various maturities from 2036 to 2038(d)	5,029,381
2,096,620	FNMA, 6.000%, with various maturities from 2016 to 2039(d)	2,333,257
95,333	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	111,274
76,056	FNMA, 7.000%, with various maturities in 2030(d)	90,732
88,632	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	104,953
7,130,000	FNMA (TBA), 2.500%, 5/01/2028(e)	7,380,664
29,525,000	FNMA (TBA), 3.500%, 5/01/2043(e)	31,102,742
1,740,762	GNMA, 5.500%, with various maturities from 2038 to 2039(d)	1,905,644
292,530	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	330,098
193,948	GNMA, 6.500%, with various maturities from 2028 to 2032(d)	227,455
155,538	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	183,441
48,821	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	55,563
12,605	GNMA, 8.000%, 11/15/2029	12,894
58,979	GNMA, 8.500%, with various maturities from 2017 to 2023(d)	60,109
4,689	GNMA, 9.000%, with various maturities in 2016(d)	4,754
8,166	GNMA, 11.500%, with various maturities from 2013 to 2015(d)	8,215

		192,498,314

	Non-Captive Consumer — 1.3%
1,100,000	SLM Corp., MTN, 6.000%, 1/25/2017	1,196,250
18,095,000	SLM Corp., MTN, 6.250%, 1/25/2016	19,768,390
30,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	31,650

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer — continued
$120,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	$120,685
1,135,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	1,344,975

		22,461,950

	Non-Captive Diversified — 3.1%
2,335,000	CIT Group, Inc., 5.000%, 5/15/2017	2,504,287
6,650,000	CIT Group, Inc., 5.375%, 5/15/2020	7,298,375
2,070,000	GATX Corp., 4.750%, 5/15/2015	2,196,405
7,150,000	General Electric Capital Corp., 5.300%, 2/11/2021	8,196,588
3,015,000	General Electric Capital Corp., 5.625%, 5/01/2018	3,568,162
4,265,000	General Electric Capital Corp., MTN, 2.300%, 4/27/2017	4,413,635
7,290,000	International Lease Finance Corp., 3.875%, 4/15/2018	7,271,775
8,195,000	International Lease Finance Corp., 5.750%, 5/15/2016	8,850,600
7,215,000	International Lease Finance Corp., 6.250%, 5/15/2019	7,900,425
200,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	203,500
830,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	866,313

		53,270,065

	Oil Field Services — 2.6%
2,870,000	FMC Technologies, Inc., 3.450%, 10/01/2022	2,913,521
4,045,000	Nabors Industries, Inc., 4.625%, 9/15/2021	4,222,025
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,793,814
4,805,000	Oil States International, Inc., 5.125%, 1/15/2023, 144A	4,805,000
6,950,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	6,637,250
4,070,000	Rowan Cos., Inc., 5.000%, 9/01/2017	4,536,520
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,661,475
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,442,150
10,590,000	Transocean, Inc., 6.500%, 11/15/2020	12,238,513

		43,250,268

	Packaging — 0.3%
1,810,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	1,816,787
2,515,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	2,753,925

		4,570,712

	Paper — 1.8%
1,785,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	1,856,443
3,045,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,224,314
1,111,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,460,142
3,535,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	4,813,136
6,451,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,765,780
2,850,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	3,943,964
1,685,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	2,517,629
4,015,000	Rock Tenn Co., 4.000%, 3/01/2023	4,060,317

		30,641,725

	Pharmaceuticals — 1.3%
1,845,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,945,322
130,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	138,450

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — continued
$4,130,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	$4,437,169
10,335,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	10,890,506
4,750,000	Zoetis, Inc., 4.700%, 2/01/2043, 144A	4,848,900

		22,260,347

	Pipelines — 1.5%
9,530,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	10,318,579
2,620,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	2,993,672
2,050,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	2,229,028
8,685,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	9,610,969

		25,152,248

	Property & Casualty Insurance — 0.7%
1,175,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	1,248,465
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,687,616
3,250,000	Willis North America, Inc., 6.200%, 3/28/2017	3,702,852
3,170,000	Willis North America, Inc., 7.000%, 9/29/2019	3,779,632

		12,418,565

	Real Estate Management/Services — 0.3%
4,380,000	CBRE Services Inc., 5.000%, 3/15/2023	4,429,275

	Refining — 0.7%
3,110,000	Phillips 66, 5.875%, 5/01/2042	3,652,847
7,975,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	7,724,753

		11,377,600

	Retailers — 0.9%
14,985,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	15,718,800

	Sovereigns — 2.5%
6,438,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	7,967,025
9,160,000	Romanian Government International Bond, 4.375%, 8/22/2023, 144A	8,969,289
24,985,000	Spain Government International Bond, 4.000%, 3/06/2018, 144A	24,750,141

		41,686,455

	Supermarket — 0.5%
8,660,000	Delhaize Group S.A., 4.125%, 4/10/2019	9,175,712

	Supranational — 0.5%
18,970,000	Inter-American Development Bank, EMTN, 8.000%, 1/26/2016, (MXN)	1,717,697
87,705,000	International Bank for Reconstruction & Development, 6.500%, 9/11/2013, (MXN)	7,185,285

		8,902,982

	Technology — 1.7%
250,000	Amphenol Corp., 4.000%, 2/01/2022	261,855
3,745,000	Amphenol Corp., 4.750%, 11/15/2014	3,967,378
5,220,000	Baidu, Inc., 3.500%, 11/28/2022	5,280,087
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,270,200
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,233,425
3,156,000	Equifax, Inc., 7.000%, 7/01/2037	3,943,583

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	$76,601
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	430,456
1,335,000	National Semiconductor Corp., 3.950%, 4/15/2015	1,425,920
8,290,000	Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	9,064,817

		28,954,322

	Textile — 0.1%
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020, 144A	1,193,906

	Tobacco — 0.8%
10,480,000	Reynolds American, Inc., 7.250%, 6/15/2037	13,661,141

	Transportation Services — 0.1%
1,990,000	Erac USA Finance Co., 5.250%, 10/01/2020, 144A	2,310,390

	Treasuries — 13.2%
11,645,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	15,854,875
2,787,500(††)	Mexican Fixed Rate Bonds, Series M, 6.250%, 6/16/2016, (MXN)	23,759,666
1,783,000(††)	Mexican Fixed Rate Bonds, Series M-10, 7.750%, 12/14/2017, (MXN)	16,315,927
475,000(††)	Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015, (MXN)	4,197,903
239,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	6,383,485
4,930,000	Spain Government Bond, 5.500%, 4/30/2021, (EUR)	6,645,612
13,430,000	Spain Government Bond, 5.850%, 1/31/2022, (EUR)	18,256,779
16,240,000	U.S. Treasury Bond, 2.750%, 8/15/2042	15,067,667
26,440,000	U.S. Treasury Bond, 3.000%, 5/15/2042(b)	25,886,399
2,910,000	U.S. Treasury Bond, 3.125%, 2/15/2042	2,924,550
21,435,000	U.S. Treasury Bond, 3.750%, 8/15/2041	24,241,656
3,875,000	U.S. Treasury Bond, 3.875%, 8/15/2040	4,482,286
8,147,000	U.S. Treasury Note, 0.875%, 2/28/2017	8,251,379
19,335,000	U.S. Treasury Note, 1.250%, 4/30/2019	19,594,824
13,520,000	U.S. Treasury Note, 1.625%, 8/15/2022	13,345,714
1,320,000	U.S. Treasury Note, 2.000%, 2/15/2022	1,357,022
1,155,000	U.S. Treasury Note, 2.125%, 8/15/2021	1,206,975
13,550,000	U.S. Treasury Note, 2.625%, 11/15/2020(b)	14,779,026

		222,551,745

	Wireless — 1.8%
1,915,000	American Tower Corp., 4.625%, 4/01/2015	2,042,074
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,603,002
8,890,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	8,919,799
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,019,297
13,920,000	Sprint Capital Corp., 6.875%, 11/15/2028	14,233,200

		30,817,372

	Wirelines — 5.0%
11,612,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(f)	10,218,560
6,810,000	Bharti Airtel International Netherlands BV, 5.125%, 3/11/2023, 144A	6,837,240
2,065,000	CenturyLink, Inc., 5.625%, 4/01/2020	2,111,462
5,470,000	Colombia Telecomunicaciones S.A., E.S.P., 5.375%, 9/27/2022, 144A	5,483,675
6,225,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	6,894,187
12,473,000	Embarq Corp., 7.995%, 6/01/2036	13,130,452

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	$1,559,250
3,300,000	Frontier Communications Corp., 8.250%, 4/15/2017	3,861,000
4,560,000	Frontier Communications Corp., 8.500%, 4/15/2020	5,164,200
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	428,488
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,274,003
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,412,500
3,145,000	Telefonica Emisiones SAU, 3.992%, 2/16/2016	3,278,159
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,242,066
986,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,061,141
6,344,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	6,613,620
5,910,000	Windstream Corp., 7.500%, 4/01/2023	6,264,600

		84,834,603

	Total Non-Convertible Bonds (Identified Cost $1,550,444,216)	1,612,073,708

Convertible Bonds — 0.1%
	Wirelines — 0.1%
13,238,400	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(f)(g)(h)(j) (Identified Cost $1,322,805)	1,390,310

	Total Bonds and Notes (Identified Cost $1,551,767,021)	1,613,464,018

Senior Loans — 2.8%
	Automotive — 0.3%
4,865,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(i)	4,901,487

	Chemicals — 0.6%
4,890,506	Tronox, Inc., Term Loan, 4.500%, 3/19/2020(c)	4,955,697
4,199,000	U.S. Coatings Acquisition, Inc., Term Loan, 4.750%, 2/03/2020(c)	4,253,251

		9,208,948

	Consumer Products — 0.3%
5,022,413	Tempur-Pedic International, Inc., New Term Loan B, 5.000%, 3/18/2020(c)	5,088,759

	Diversified Manufacturing — 0.2%
3,048,360	Ameriforge Group, Inc., 1st Lien Term Loan, 6.000%, 12/19/2019(c)	3,087,745

	Entertainment — 0.1%
1,980,925	WMG Acquisition Corp., Term Loan, 5.250%, 11/01/2018(c)	2,009,411

	Food & Beverage — 0.3%
4,704,000	HJ Heinz Co., Term Loan B2, 3/27/2020(i)	4,743,843

	Healthcare — 0.0%
682,398	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(c)	690,928

	Independent Energy — 0.3%
4,945,000	Plains Exploration & Production, 7 year Term Loan, 4.000%, 11/30/2019(c)	4,949,945

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — 0.2%
$3,668,526	Arch Coal, Inc., Term Loan B, 5.750%, 5/16/2018(c)	$3,728,616

	Technology — 0.1%
541,854	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(c)	549,012
1,196,078	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(c)	1,213,218

		1,762,230

	Wirelines — 0.4%
7,110,000	Level 3 Financing, Inc., Term Loan, 4.750%, 8/01/2019(c)	7,188,494

	Total Senior Loans (Identified Cost $46,574,750)	47,360,406

Shares
Preferred Stocks — 0.2%
	Non-Captive Consumer — 0.0%
5,510	SLM Corp., Series A, 6.970%	275,555

	Non-Captive Diversified — 0.2%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,825,914
532	Ally Financial, Inc., Series G, 7.000%, 144A	526,115

		2,352,029

	Total Preferred Stocks (Identified Cost $2,068,801)	2,627,584

Principal Amount (‡)
Short-Term Investments — 3.2%
$122,999	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $122,999 on 4/01/2013 collateralized by $130,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $130,089 including accrued interest (Note 2 of Notes to Financial Statements)	122,999
54,825,152	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $54,825,152 on 4/01/2013 collateralized by $51,005,000 U.S. Treasury Note, 4.125% due 5/15/2015 valued at $55,922,137 including accrued interest (Note 2 of Notes to Financial Statements)	54,825,152

	Total Short-Term Investments (Identified Cost $54,948,151)	54,948,151

	Total Investments — 101.5% (Identified Cost $1,655,358,723)(a)	1,718,400,159
	Other assets less liabilities — (1.5)%	(26,200,850)

	Net Assets — 100.0%	$1,692,199,309

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $1,659,826,132 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$67,660,922
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(9,086,895)

	Net unrealized appreciation	$58,574,027

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Illiquid security. At March 31, 2013, the value of this security amounted to $1,390,310 or 0.1% of net assets.
(h)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of this security amounted to $1,390,310 or 0.1% of net assets.
(i)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.
(j)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $405,954,304 or 24.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	13.2%
Mortgage Related	11.4
Banking	7.5
Government Owned – No Guarantee	6.1
Wirelines	5.5
Commercial Mortgage-Backed Securities	5.0
Independent Energy	3.4
Non-Captive Diversified	3.3
Automotive	3.2
ABS Car Loan	2.9
Chemicals	2.8
Oil Field Services	2.6
Sovereigns	2.5
Metals & Mining	2.0
Other Investments, less than 2% each	26.9
Short-Term Investments	3.2

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 86.2% of Net Assets
Non-Convertible Bonds — 76.7%
	ABS Home Equity — 3.7%
$333,217	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.961%, 9/25/2045(b)	$320,034
349,457	American Home Mortgage Investment Trust, Series 2006-1, Class 11A1, 0.344%, 3/25/2046(b)	278,800
200,000	Ameriquest Mortgage Securities, Inc., Series 2005-R11, Class M1, 0.654%, 1/25/2036(b)	170,971
365,524	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.652%, 7/25/2037, 144A(b)	226,410
67,003	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.934%, 2/25/2035(b)	65,790
209,341	Banc of America Mortgage Securities, Inc., Series 2006-B, Class 4A1, 6.172%, 11/20/2046(b)	192,722
111,265	Citimortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	95,676
340,395	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	234,477
889,890	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.713%, 4/25/2035(b)	551,454
374,366	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.474%, 4/25/2035(b)	277,838
411,682	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-13, Class A3, 5.500%, 6/25/2035	412,710
529,474	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.639%, 11/20/2035(b)	490,863
474,378	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.403%, 6/19/2035(b)	465,332
406,238	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.586%, 7/19/2035(b)	374,273
504,544	GSAA Home Equity Trust, Series 2006-20, Class 1A1, 0.274%, 12/25/2046(b)	262,788
90,275	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 3.127%, 12/25/2034(b)	78,686
568,874	GSR Mortgage Loan Trust, Series 2005-AR3, Class 5A1, 2.910%, 5/25/2035(b)	534,640
228,709	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	199,535
127,256	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 5.094%, 3/25/2036(b)	108,231
502,805	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.704%, 1/25/2036(b)(c)	342,963
202,255	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	203,281
481,703	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.324%, 7/25/2037(b)(c)	300,180
326,136	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.757%, 3/25/2035(b)	269,844
602,661	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.364%, 1/25/2047(b)	421,361
577,462	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	430,926
130,536	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.909%, 5/25/2036(b)	113,086

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$575,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.704%, 7/25/2035(b)	$536,777
519,938	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	428,949
444,796	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	459,433
129,635	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.935%, 4/25/2047(b)	111,268
451,213	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.134%, 8/25/2046(b)	289,059

		9,248,357

	ABS Other — 0.3%
350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class B, 8.110%, 3/15/2016, 144A	352,206
330,401	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	342,318

		694,524

	Aerospace & Defense — 1.6%
1,200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,055,066
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	848,250
2,090,000	TransDigm, Inc., 5.500%, 10/15/2020, 144A	2,178,825

		4,082,141

	Airlines — 1.2%
2,005,000	Air Canada, 9.250%, 8/01/2015, 144A	2,135,325
30,000	Air Canada, 12.000%, 2/01/2016, 144A	32,813
345,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	346,725
13,444	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	13,893
198,446	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	208,626
169,923	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	183,666

		2,921,048

	Automotive — 1.1%
2,190,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	2,307,713
595,000	Lear Corp., 4.750%, 1/15/2023, 144A	580,125

		2,887,838

	Banking — 3.0%
800,000,000	Banco Santander Chile, 6.500%, 9/22/2020, 144A, (CLP)	1,671,262
820,000	HBOS PLC, 6.000%, 11/01/2033, 144A	785,396
1,400,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,556,058
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,008,261
1,000,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	1,006,637

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
65,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	$59,349
740,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	692,930
200,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	276,880
250,000	Societe Generale, S.A., (fixed rate to 9/04/2019, variable rate thereafter), 9.375%, 9/29/2049, (EUR)	363,725

		7,420,498

	Brokerage — 0.2%
170,000	Jefferies Group LLC, 5.125%, 1/20/2023	179,992
355,000	Jefferies Group LLC, 6.500%, 1/20/2043	378,428

		558,420

	Building Materials — 1.8%
1,230,000	HD Supply, Inc., 7.500%, 7/15/2020, 144A	1,294,575
50,000	Masco Corp., 6.500%, 8/15/2032	50,936
360,000	Masco Corp., 7.125%, 3/15/2020	420,270
345,000	Masco Corp., 7.750%, 8/01/2029	388,325
845,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	937,950
1,300,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	1,415,375
100,000	USG Corp., 8.375%, 10/15/2018, 144A	110,500

		4,617,931

	Chemicals — 2.5%
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,359,000
850,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	879,750
420,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	475,650
819,919	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(d)(e)	645,686
635,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	661,988
1,600,000	Tronox Finance LLC, 6.375%, 8/15/2020, 144A	1,552,000
600,000	U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV, 7.375%, 5/01/2021, 144A	631,500

		6,205,574

	Commercial Mortgage-Backed Securities — 1.0%
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	1,698,318
125,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class AM, 5.464%, 1/15/2049	133,385
525,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.575%, 4/12/2049(b)	572,869

		2,404,572

	Construction Machinery — 0.3%
450,000	United Rentals North America, Inc., 6.125%, 6/15/2023	481,500
205,000	United Rentals North America, Inc., 7.625%, 4/15/2022	229,088

		710,588

	Consumer Cyclical Services — 0.6%
615,000	ServiceMaster Co. (The), 7.000%, 8/15/2020, 144A	636,525
1,095,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	947,175

		1,583,700

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Consumer Products — 0.7%
$2,040,000	Visant Corp., 10.000%, 10/01/2017	$1,861,500

	Electric — 1.2%
17,022	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	18,214
1,395,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,401,975
200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	210,500
773,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A	747,877
455,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.750%, 3/01/2022, 144A	523,250

		2,901,816

	Environmental — 0.1%
255,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020, 144A	274,763

	Food & Beverage — 0.5%
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	306,124
1,020,000	Del Monte Corp., 7.625%, 2/15/2019	1,058,250

		1,364,374

	Gaming — 1.5%
740,000	MGM Resorts International, 6.750%, 10/01/2020, 144A	784,400
1,360,000	MGM Resorts International, 7.500%, 6/01/2016	1,506,200
1,250,000	MGM Resorts International, 7.625%, 1/15/2017	1,387,500

		3,678,100

	Healthcare — 2.5%
555,000	DJO Finance LLC/DJO Finance Corp., 9.875%, 4/15/2018	609,113
1,050,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,119,562
570,000	HCA, Inc., 5.875%, 5/01/2023	592,800
170,000	HCA, Inc., 7.050%, 12/01/2027	166,600
640,000	HCA, Inc., 7.500%, 12/15/2023	684,800
470,000	HCA, Inc., 7.690%, 6/15/2025	501,725
480,000	HCA, Inc., 8.360%, 4/15/2024	537,600
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	854,850
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	515,000
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	581,025

		6,163,075

	Home Construction — 5.7%
845,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	908,375
1,132,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	1,219,730
600,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	513,000
975,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	833,625
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	690,000
500,000	K. Hovnanian Enterprises, Inc., 9.125%, 11/15/2020, 144A	556,875
2,580,000	KB Home, 7.250%, 6/15/2018	2,838,000
1,850,000	Lennar Corp., 6.950%, 6/01/2018	2,081,250
3,135,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,009,600
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	497,475

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Home Construction — continued
$380,000	Pulte Group, Inc., 7.875%, 6/15/2032	$419,900
70,000	Standard Pacific Corp., 8.375%, 1/15/2021	82,862
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A	122,000
1,100,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	682,000

		14,454,692

	Independent Energy — 3.4%
30,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	32,775
405,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	441,450
1,365,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	897,487
115,000	Halcon Resources Corp., 8.875%, 5/15/2021, 144A	123,913
685,000	Halcon Resources Corp., 9.750%, 7/15/2020, 144A	756,925
3,400,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	2,567,000
800,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	624,000
1,100,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	1,215,500
810,000	SandRidge Energy, Inc., 7.500%, 3/15/2021	842,400
200,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	207,500
675,000	SandRidge Energy, Inc., 8.125%, 10/15/2022	720,562

		8,429,512

	Life Insurance — 0.5%
860,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	1,157,775

	Local Authorities — 0.4%
1,055,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	1,057,783

	Lodging — 0.1%
180,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027	204,300

	Media Cable — 1.3%
440,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023, 144A	441,100
1,830,000	Nara Cable Funding II Ltd., 8.500%, 3/01/2020, 144A, (EUR)	2,457,212
200,000	Numericable Finance & Co. SCA, 8.750%, 2/15/2019, 144A, (EUR)	278,161

		3,176,473

	Media Non-Cable — 3.0%
1,565,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	1,533,700
290,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	302,325
785,000	Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/2022, 144A	828,175
1,080,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,127,250
50,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	51,500
335,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	340,862
230,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	233,738
2,905,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	3,093,825

		7,511,375

	Metals & Mining — 3.4%
2,395,000	ArcelorMittal, 7.250%, 3/01/2041	2,383,025
2,100,000	Arch Coal, Inc., 7.250%, 6/15/2021	1,884,750
515,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	494,400

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$780,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	$633,750
330,000	FMG Resources August 2006 Pty Ltd., 6.875%, 4/01/2022, 144A	345,675
660,000	Inmet Mining Corp., 7.500%, 6/01/2021, 144A	714,450
2,375,000	United States Steel Corp., 6.650%, 6/01/2037	2,185,000

		8,641,050

	Mortgage Related — 0.3%
637,231	FHLMC, 3.500%, 8/01/2042	672,520

	Non-Captive Consumer — 2.7%
1,430,000	Residential Capital LLC, 9.625%, 5/15/2015(f)	1,558,700
1,230,000	SLM Corp., 5.500%, 1/25/2023	1,220,775
1,920,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,932,000
2,000,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,010,000

		6,721,475

	Non-Captive Diversified — 2.2%
1,825,000	Air Lease Corp., 4.500%, 1/15/2016	1,893,437
240,000	Aircastle Ltd., 7.625%, 4/15/2020	277,800
1,045,000	International Lease Finance Corp., 8.625%, 1/15/2022	1,329,762
100,000	iStar Financial, Inc., 5.850%, 3/15/2017	101,750
135,000	iStar Financial, Inc., 5.875%, 3/15/2016	140,231
615,000	iStar Financial, Inc., 7.125%, 2/15/2018	644,213
15,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	15,281
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	611,325
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	451,313

		5,465,112

	Oil Field Services — 1.1%
730,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	751,900
1,745,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	1,810,438
190,000	Global Geophysical Services, Inc., 10.500%, 5/01/2017	164,825

		2,727,163

	Packaging — 1.3%
2,200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.000%, 11/15/2020, 144A	2,260,500
275,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	301,125
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	717,250

		3,278,875

	Pharmaceuticals — 1.2%
450,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	474,469
140,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	149,100
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	576,375
1,690,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	1,780,837

		2,980,781

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pipelines — 0.6%
$615,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	$624,225
655,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	733,600
215,000	Rockies Express Pipeline LLC, 3.900%, 4/15/2015, 144A	216,613

		1,574,438

	Retailers — 1.3%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	42,000
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	473,063
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	220,375
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	38,675
1,615,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	1,211,250
1,440,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,270,800

		3,256,163

	Sovereigns — 0.7%
1,050,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	553,384
2,250,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,336,137

		1,889,521

	Supermarkets — 1.4%
315,000	American Stores Co., 8.000%, 6/01/2026	404,381
205,000	New Albertson’s, Inc., 7.450%, 8/01/2029	164,256
1,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	909,419
200,000	New Albertson’s, Inc., 8.000%, 5/01/2031	162,000
180,000	New Albertson’s, Inc., 8.700%, 5/01/2030	151,200
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	674,369
895,000	SUPERVALU, Inc., 8.000%, 5/01/2016	930,800

		3,396,425

	Supranational — 0.4%
2,000,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	1,021,502

	Technology — 3.2%
2,500,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,925,000
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,466,800
535,000	Amkor Technology, Inc., 6.375%, 10/01/2022	533,662
85,000	Amkor Technology, Inc., 6.625%, 6/01/2021	85,850
545,000	Equinix, Inc., 5.375%, 4/01/2023	551,812
1,460,000	First Data Corp., 8.250%, 1/15/2021, 144A	1,518,400
450,000	First Data Corp., 10.625%, 6/15/2021, 144A	455,063
960,000	Freescale Semiconductor, Inc., 8.050%, 2/01/2020	1,015,200
340,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	351,050

		7,902,837

	Textile — 1.8%
1,925,000	Hanesbrands, Inc., 6.375%, 12/15/2020(g)	2,095,844
2,605,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,217,506

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Textile — continued
$175,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	$185,281

		4,498,631

	Transportation Services — 0.1%
275,000	APL Ltd., 8.000%, 1/15/2024(e)	258,500

	Treasuries — 8.9%
150,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	205,325
375,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	502,171
930,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	1,288,683
65,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	82,507
60,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	78,683
605,000	Italy Buoni Poliennali Del Tesoro, 5.500%, 11/01/2022, (EUR)	823,718
55,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	75,536
246,500(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,489,986
184,000(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	2,142,139
229,000(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	2,502,029
20,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	534,183
10,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	279,956
120,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(g)	3,907,131
850,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	927,946
1,525,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,740,769
2,920,000	Spain Government Bond, 4.650%, 7/30/2025, (EUR)(g)	3,519,322
19,660,565	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	1,304,183

		22,404,267

	Wireless — 3.0%
6,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	510,688
900,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	432,000
955,000	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/2015, 144A	1,030,206
795,000	SBA Communications Corp., 5.625%, 10/01/2019, 144A	817,856
4,501,000	Sprint Capital Corp., 6.875%, 11/15/2028(g)	4,602,273
5,000	Sprint Capital Corp., 6.900%, 5/01/2019	5,488
70,000	Sprint Capital Corp., 8.750%, 3/15/2032	83,475

		7,481,986

	Wirelines — 4.9%
332,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(h)	292,160
85,000	CenturyLink, Inc., 5.625%, 4/01/2020	86,913
2,590,000	CenturyLink, Inc., 7.650%, 3/15/2042	2,502,587
1,145,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,110,650
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	123,500
1,105,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	1,096,712
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A (COP)	34,840
735,000	Frontier Communications Corp., 9.000%, 8/15/2031	758,887
605,000	Level 3 Communications, Inc., 8.875%, 6/01/2019, 144A	660,963
1,090,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	1,141,775

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
350,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	$417,372
250,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	323,667
300,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	405,824
395,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	366,702
60,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	58,288
1,575,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,658,291
75,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	80,716
1,125,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,207,686

		12,327,533

	Total Non-Convertible Bonds (Identified Cost $177,529,441)	192,069,508

Convertible Bonds — 9.5%
	Automotive — 1.1%
1,760,000	Ford Motor Co., 4.250%, 11/15/2016	2,820,400

	Brokerage — 0.7%
1,714,000	Jefferies Group LLC, 3.875%, 11/01/2029	1,762,206

	Construction Machinery — 0.3%
555,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	828,337

	Diversified Manufacturing — 0.6%
1,325,000	Trinity Industries, Inc., 3.875%, 6/01/2036	1,589,172

	Home Construction — 0.8%
565,000	KB Home, 1.375%, 2/01/2019	621,147
70,000	Lennar Corp., 2.000%, 12/01/2020, 144A	106,094
925,000	Standard Pacific Corp., 1.250%, 8/01/2032	1,181,687

		1,908,928

	Independent Energy — 0.4%
800,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	766,500
120,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	120,150

		886,650

	Metals & Mining — 0.6%
1,235,000	Peabody Energy Corp., 4.750%, 12/15/2066	1,006,525
165,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	185,212
380,000	United States Steel Corp., 2.750%, 4/01/2019	384,275

		1,576,012

	Non-Captive Diversified — 0.1%
310,000	iStar Financial, Inc., 3.000%, 11/15/2016	364,444

	Pharmaceuticals — 0.6%
315,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	683,747
270,000	Mylan, Inc., 3.750%, 9/15/2015	598,219
220,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	263,587

		1,545,553

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	REITs — Mortgage — 0.3%
$630,000	Redwood Trust, Inc., 4.625%, 4/15/2018	$693,788

	Technology — 3.7%
3,780,000	Ciena Corp., 0.875%, 6/15/2017(g)	3,418,537
145,000	Ciena Corp., 3.750%, 10/15/2018, 144A	164,394
40,000	Ciena Corp., 4.000%, 3/15/2015, 144A	44,300
2,700,000	Intel Corp., 2.950%, 12/15/2035	2,865,375
620,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	723,850
1,185,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	1,464,216
240,000	Nuance Communications, Inc., 2.750%, 11/01/2031	247,950
80,000	SanDisk Corp., 1.500%, 8/15/2017	103,100
205,000	Xilinx, Inc., 2.625%, 6/15/2017	290,716

		9,322,438

	Textile — 0.3%
570,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	633,769

	Wirelines — 0.0%
379,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(e)(h)(i)(l)	39,803

	Total Convertible Bonds (Identified Cost $20,611,811)	23,971,500

	Total Bonds and Notes (Identified Cost $198,141,252)	216,041,008

Senior Loans — 0.4%
	Automotive — 0.1%
475,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(j)	478,562

	Consumer Products — 0.0%
9,896	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	9,590

	Media Non-Cable — 0.1%
281,368	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	206,631

	Supermarket — 0.1%
180,000	Supervalu, Inc., New Term Loan B, 6.250%, 3/21/2019(b)	182,945

	Technology — 0.1%
40,625	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	41,162
89,152	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	90,429

		131,591

	Wirelines — 0.0%
25,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	25,635

	Total Senior Loans (Identified Cost $1,091,185)	1,034,954

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
Preferred Stocks — 3.9%
Convertible Preferred Stocks — 2.5%
	Automotive — 1.3%
73,400	General Motors Co., Series B, 4.750%(g)	$3,151,796
2,500	Goodyear Tire & Rubber Co. (The), 5.875%	108,775

		3,260,571

	Banking — 0.1%
94	Bank of America Corp., Series L, 7.250%	114,507

	Independent Energy — 0.1%
390	Chesapeake Energy Corp., 5.000%	34,554
245	Chesapeake Energy Corp., Series A, 5.750%, 144A	250,359

		284,913

	Metals & Mining — 0.3%
21,500	ArcelorMittal, 6.000%	450,425
19,413	Cliffs Natural Resources, Inc., 7.000%	362,441

		812,866

	Non-Captive Diversified — 0.2%
8,025	iStar Financial, Inc., Series J, 4.500%	416,016

	Pipelines — 0.5%
20,675	El Paso Energy Capital Trust I, 4.750%	1,214,243

	Total Convertible Preferred Stocks (Identified Cost $6,118,075)	6,103,116

Non-Convertible Preferred Stocks — 1.4%
	Non-Captive Diversified — 1.4%
78,785	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	2,109,862
965	Ally Financial, Inc., Series G, 7.000%, 144A	954,325
12,925	iStar Financial, Inc., Series E, 7.875%	310,329
7,500	iStar Financial, Inc., Series F, 7.800%	179,250
550	iStar Financial, Inc., Series G, 7.650%	13,118

		3,566,884

	Total Non-Convertible Preferred Stocks (Identified Cost $3,279,860)	3,566,884

	Total Preferred Stocks (Identified Cost $9,397,935)	9,670,000

Common Stocks — 1.6%
	Automobiles — 0.3%
53,720	Ford Motor Co.	706,418

	Chemicals — 0.1%
1,087	Ashland, Inc.	80,764

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Diversified Telecommunication Services — 0.0%
68	FairPoint Communications, Inc.(k)	$508
593	Hawaiian Telcom Holdco, Inc.(k)	13,681

		14,189

	Gas Utilities — 0.4%
17,600	National Fuel Gas Co.	1,079,760

	Household Durables — 0.4%
46,500	KB Home	1,012,305

	Oil, Gas & Consumable Fuels — 0.2%
14,882	Kinder Morgan, Inc.	575,636

	Pharmaceuticals — 0.1%
6,875	Merck & Co., Inc.	304,081

	Trading Companies & Distributors — 0.1%
2,696	United Rentals, Inc.(k)	148,199

	Total Common Stocks (Identified Cost $2,778,432)	3,921,352

Warrants — 0.0%
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(e)(i)(k)	—
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(k)	115,712

	Total Warrants (Identified Cost $29,892)	115,712

Principal Amount (‡)
Short-Term Investments — 7.1%
$848	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $848 on 4/01/2013 collateralized by $5,000 Federal National Mortgage Association, 2.080%, due 11/02/2022 valued at $5,003 including accrued interest (Note 2 of Notes to Financial Statements)	848
17,722,382	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013, at 0.000% to be repurchased at $17,722,382 on 4/01/2013 collateralized by $16,490,000 U.S. Treasury Note, 4.125% due 5/15/2015 valued at $18,079,718 including accrued interest (Note 2 of Notes to Financial Statements)	17,722,382

	Total Short-Term Investments (Identified Cost $17,723,230)	17,723,230

	Total Investments — 99.2% (Identified Cost $229,161,926)(a)	248,506,256
	Other assets less liabilities — 0.8%	1,955,289

	Net Assets — 100.0%	$250,461,545

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $229,353,283 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,859,934
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,706,961)

	Net unrealized appreciation	$19,152,973

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	The issuer is making partial payments with respect to principal.
(d)	All or a portion of interest payment is paid-in-kind.
(e)	Illiquid security. At March 31, 2013, the value of these securities amounted to $943,989 or 0.4% of net assets.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of these securities amounted to $39,803 or less than 0.1% of net assets.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.
(k)	Non-income producing security.
(l)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $59,914,016 or 23.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar
UYU	Uruguayan Peso

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles High Income Fund – (continued)

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	4/30/2013	Euro	275,000	$352,571	$(3,661)
Sell	4/30/2013	Euro	12,550,000	16,090,051	672,615

Total					$668,954

1 Counterparty is Barclays Bank PLC.

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	8.9%
Technology	7.0
Home Construction	6.5
Wirelines	4.9
Metals & Mining	4.3
Non-Captive Diversified	3.9
Independent Energy	3.9
ABS Home Equity	3.7
Automotive	3.6
Media Non-Cable	3.1
Banking	3.1
Wireless	3.0
Non-Captive Consumer	2.7
Chemicals	2.6
Healthcare	2.5
Textile	2.1
Other Investments, less than 2% each	26.3
Short-Term Investments	7.1

Total Investments	99.2
Other assets less liabilities (including open forward foreign currency contracts)	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 96.9% of Net Assets
Non-Convertible Bonds — 96.8%
	Belgium — 2.7%
100,000	Anheuser-Busch InBev NV, EMTN, 1.250%, 3/24/2017, (EUR)	$130,022
260,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)(b)	370,609

		500,631

	Brazil — 1.7%
350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	184,461
100,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	138,121

		322,582

	Canada — 3.8%
190,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	196,462
100,000	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	98,840
70,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)	78,877
150,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	209,289
95,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	107,841

		691,309

	Finland — 2.9%
390,000	Finland Government Bond, 1.875%, 4/15/2017, (EUR)(b)	528,110

	France — 6.0%
50,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	66,235
530,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	741,341
195,000	France Government Bond OAT, 3.750%, 4/25/2021, (EUR)	289,904

		1,097,480

	Germany — 7.9%
355,000	Bundesrepublik Deutschland, 1.750%, 7/04/2022, (EUR)	478,037
170,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	255,790
470,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)	706,276

		1,440,103

	Ireland — 0.9%
100,000	WPP 2008 Ltd., 6.000%, 4/04/2017, (GBP)	175,217

	Italy — 8.3%
50,000	Enel Finance International S.A., EMTN, 5.625%, 8/14/2024, (GBP)	76,843
515,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	569,842
370,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(b)	492,260
150,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 5/01/2017, (EUR)	202,061
60,000	Republic of Italy, 6.875%, 9/27/2023	68,858
75,000	Telecom Italia Finance S.A., EMTN, 7.750%, 1/24/2033, (EUR)	109,412

		1,519,276

	Japan — 24.4%
90,000,000	Japan Finance Organization for Municipalities, 1.900%, 6/22/2018, (JPY)	1,046,070
43,000,000	Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)	460,388

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Japan — continued
92,650,000	Japan Government Ten Year Bond, 1.700%, 12/20/2016, (JPY)	$1,042,383
40,500,000	Japan Government Ten Year Bond, 1.700%, 9/20/2017, (JPY)	460,443
26,000,000	Japan Government Thirty Year Bond, 2.000%, 9/20/2040, (JPY)	303,042
98,000,000	Japan Government Twenty Year Bond, 1.900%, 12/20/2028, (JPY)	1,163,671

		4,475,997

	Jersey — 0.8%
100,000	Heathrow Funding Ltd., 4.375%, 1/25/2019, (EUR)	142,260

	Korea — 0.3%
2,300,000	Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	59,132

	Luxembourg — 0.3%
50,000	ArcelorMittal, 6.000%, 3/01/2021	52,568

	Malaysia — 1.7%
580,000	Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)	188,356
370,000	Malaysia Government Bond, 4.262%, 9/15/2016, (MYR)	124,119

		312,475

	Mexico — 3.2%
2,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	170,229
47,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	421,682

		591,911

	Netherlands — 1.3%
50,000	Deutsche Telekom International Finance BV, EMTN, 5.750%, 4/14/2015, (EUR)	70,380
50,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	66,304
75,000	Volkswagen International Finance NV, EMTN, 1.875%, 5/15/2017, (EUR)	99,127

		235,811

	Norway — 2.2%
30,000	Eksportfinans ASA, 2.000%, 9/15/2015	28,803
2,000,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)(b)	381,257

		410,060

	Philippines — 0.8%
5,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	139,978

	Poland — 2.3%
520,000	Poland Government Bond, 4.750%, 4/25/2017, (PLN)	168,102
225,000	Poland Government International Bond, EMTN, 2.625%, 5/12/2015, (CHF)	247,256

		415,358

	Singapore — 1.9%
70,000	Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	56,436
360,000	Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	291,744

		348,180

	Spain — 0.4%
50,000	Iberdrola Finanzas SAU, EMTN, 6.000%, 7/01/2022, (GBP)	84,434

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Sweden — 1.2%
1,300,000	Sweden Government Bond, 4.500%, 8/12/2015, (SEK)(b)	$215,545

	Thailand — 0.6%
3,000,000	Thailand Government Bond, 3.250%, 6/16/2017, (THB)	103,256

	Turkey — 0.7%
215,000	Turkey Government Bond, 9.000%, 3/05/2014, (TRY)	121,801

	United Kingdom — 9.4%
90,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	144,912
100,000	BAT International Finance PLC, EMTN, 5.375%, 6/29/2017, (EUR)	150,596
50,000	British Sky Broadcasting Group PLC, EMTN, 6.000%, 5/21/2027, (GBP)	92,950
105,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	190,032
50,000	BSKYB Finance UK PLC, 5.750%, 10/20/2017, (GBP)	89,070
100,000	FCE Bank PLC, EMTN, 4.825%, 2/15/2017, (GBP)	165,359
110,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)(b)	175,283
170,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)(b)	313,973
40,000	United Kingdom Treasury, 4.750%, 12/07/2038, (GBP)	79,603
160,000	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)(b)	318,785

		1,720,563

	United States — 10.0%
100,000	BA Credit Card Trust, Series 04A1, 4.500%, 6/17/2016, (EUR)	133,098
50,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	88,189
45,000	HCA, Inc., 8.360%, 4/15/2024	50,400
150,000	HSBC Finance Corp., EMTN, 4.500%, 6/14/2016, (EUR)	212,360
50,000	International Lease Finance Corp., 5.875%, 8/15/2022	53,891
50,000	JPMorgan Chase & Co., EMTN, 0.590%, 10/12/2015, (EUR)(c)	62,875
50,000	JPMorgan Chase & Co., EMTN, 4.375%, 1/30/2014, (EUR)	66,102
50,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	68,258
15,000	Morgan Stanley, 5.375%, 11/14/2013, (GBP)	23,333
50,000	Pfizer, Inc., 4.550%, 5/15/2017, (EUR)	73,503
75,000	Sprint Nextel Corp., 6.000%, 11/15/2022	77,062
640,000	U.S. Treasury Note, 0.250%, 11/30/2013(d)	640,425
100,000	Wachovia Corp., EMTN, 4.375%, 11/27/2018, (EUR)	144,168
100,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	133,936

		1,827,600

	Uruguay — 1.1%
2,981,114	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	197,752

	Total Non-Convertible Bonds (Identified Cost $18,204,800)	17,729,389

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Convertible Bonds — 0.1%
	United States — 0.1%
$20,000	Intel Corp., 2.950%, 12/15/2035 (Identified Cost $20,908)	$21,225

	Total Bonds and Notes (Identified Cost $18,225,708)	17,750,614

Shares
Preferred Stocks — 0.1%
	Non-Captive Diversified — 0.1%
326	iStar Financial, Inc., Series J, 4.500% (Identified Cost $16,300)	16,900

Principal Amount (‡)
Short-Term Investments — 2.3%
$413,639	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $413,639 on 4/01/2013 collateralized by $425,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $424,912 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $413,639)	413,639

	Total Investments — 99.3% (Identified Cost $18,655,647)(a)	18,181,153
	Other assets less liabilities — 0.7%	130,125

	Net Assets — 100.0%	$18,311,278

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2013, the net unrealized depreciation on investments based on a cost of $18,741,193 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$391,291
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(951,331)

	Net unrealized depreciation	$(560,040)

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

(c)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(d)	All or a portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $296,093 or 1.6% of net assets.
EMTN	Euro Medium Term Note
MTN	Medium Term Note

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
UYU	Uruguayan Peso

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/28/2013	British Pound	122,000	$185,291	$(245)
Buy[2]	6/19/2013	Canadian Dollar	430,000	422,551	5,107
Buy[1]	6/19/2013	Euro	215,000	275,751	(4,242)
Buy[3]	6/21/2013	Malaysian Ringgit	290,000	93,148	1,070
Buy[1]	6/11/2013	South Korean Won	630,000,000	564,105	(13,506)
Buy[4]	6/11/2013	South Korean Won	104,700,000	93,749	(2,174)

Total					$(13,990)

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

At March 31, 2013, the Fund had the following open forward foreign cross-currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/22/2013	Euro	54,007	Turkish Lira[4]	130,000	$2,431
4/22/2013	Euro	37,792	Turkish Lira[4]	90,000	1,166
6/12/2013	Euro	133,586	Norwegian Krone[5]	1,010,000	1,128
4/04/2013	Japanese Yen	4,360,534	Singapore Dollar[1]	62,000	3,663
5/02/2013	Japanese Yen	18,891,400	Thai Baht[4]	6,200,000	10,589
6/03/2013	Japanese Yen	4,569,400	Malaysian Ringgit[4]	155,000	1,282
7/03/2013	Japanese Yen	4,694,702	Singapore Dollar[1]	62,000	93
6/03/2013	Malaysian Ringgit	155,000	Japanese Yen[4]	4,646,125	(466)
6/04/2013	Malaysian Ringgit	430,000	Japanese Yen[4]	12,889,250	(1,284)
6/12/2013	Norwegian Krone	1,010,000	Euro[5]	135,221	969
4/04/2013	Singapore Dollar	62,000	Japanese Yen[1]	4,696,438	(95)
4/22/2013	Turkish Lira	220,000	Euro[4]	93,078	(1,957)

Total					$17,519

1 Counterparty is Barclays Bank PLC.

2 Counterparty is UBS AG.

3 Counterparty is JP Morgan Chase Bank, N.A.

4 Counterparty is Credit Suisse International.

5 Counterparty is Deutsche Bank AG.

At March 31, 2013, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
German Euro BOBL	6/06/2013	5	$812,181	$5,631

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	66.8%
Government Guaranteed	5.7
Banking	2.8
Sovereigns	2.8
Wirelines	2.7
Other Investments, less than 2% each	16.2
Short-Term Investments	2.3

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles International Bond Fund – (continued)

Currency Exposure Summary at March 31, 2013 (Unaudited)

Euro	36.7%
Japanese Yen	24.4
British Pound	10.9
United States Dollar	7.8
Mexican Peso	3.2
Canadian Dollar	2.6
Norwegian Krone	2.1
Other, less than 2% each	11.6

Total Investments	99.3
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	0.7

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.2% of Net Assets
	ABS Car Loan — 2.5%
$2,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	$2,244,952
910,000	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	915,741
2,280,762	First Investors Auto Owner Trust, Series 2012-2A, Class A2, 1.470%, 5/15/2018, 144A	2,283,891
920,000	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	919,476
955,434	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	960,894
7,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A2, 1.210%, 8/15/2015, 144A	6,999,902
3,000,000	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	2,997,636

		17,322,492

	ABS Credit Card — 1.0%
3,220,000	GE Capital Credit Card Master Note Trust, Series 2012-7, Class A, 1.760%, 9/15/2022	3,223,474
3,400,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	3,690,816

		6,914,290

	ABS Home Equity — 0.1%
407,082	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	417,939
275,283	Residential Funding Mortgage Securities II, Series 2002-HI5, Class A7, 6.200%, 1/25/2028(b)	269,235

		687,174

	ABS Other — 0.4%
3,000,000	Ally Master Owner Trust, Series 2012-5, Class A, 1.540%, 9/15/2019	3,011,526

	ABS Student Loan — 0.4%
2,460,207	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.803%, 9/20/2022(b)	2,472,508

	Collateralized Mortgage Obligations — 29.7%
242,178	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.180%, 5/15/2023(b)	248,887
157,350	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.360%, 8/15/2023(b)	161,842
577,486	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	656,817
1,054,167	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.603%, 11/15/2032(b)	1,056,856
3,825,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	4,184,217

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$6,280,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	$6,742,189
3,631,000	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	4,197,687
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,999,241
8,610,000	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	9,080,080
4,875,082	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.624%, 6/15/2048(b)	5,083,491
5,897,370	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.874%, 12/15/2036(b)	6,282,091
586,015	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	608,657
175,819	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 1.350%, 9/25/2022(b)	181,125
152,708	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.500%, 4/25/2024(b)	157,353
2,494,000	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	2,815,112
4,155,000	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	4,344,655
6,969,739	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.381%, 8/25/2038(b)	7,280,095
129,078	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.390%, 4/25/2023(b)	132,828
1,490,064	FHLMC, 3.002%, 12/01/2034(b)	1,593,261
2,189,323	FHLMC, 3.346%, 3/01/2038(b)	2,336,948
2,013,886	FHLMC, 5.235%, 11/01/2038(b)	2,172,072
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,902,694
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,832,845
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,774,733
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	737,774
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,715,004
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,202,441
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,754,738
19,695,181	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.554%, 4/25/2019(b)	19,733,567
1,907,603	FNMA, 2.270%, 9/01/2036(b)	2,027,629
5,704,718	FNMA, 2.306%, 11/01/2033(b)	6,028,532

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,365,563	FNMA, 2.647%, 10/01/2033(b)	$1,449,077
7,378,718	FNMA, 2.655%, 9/01/2037(b)	7,898,229
6,206,959	FNMA, 2.762%, 7/01/2037(b)	6,632,900
3,899,655	FNMA, 4.726%, 8/01/2038(b)	4,183,101
953,027	Government National Mortgage Association, Series 1998-19, Class ZB, 6.500%, 7/20/2028	1,110,406
6,177,448	Government National Mortgage Association, Series 2012-124, Class HT, 7.230%, 7/20/2032(b)	7,273,871
8,401,785	Government National Mortgage Association, Series 2012-H29, Class HF, 0.702%, 10/20/2062(b)	8,428,797
8,167,989	Government National Mortgage Association, Series 2013-H02, Class GF, 0.702%, 12/20/2062(b)	8,194,352
899,569	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.553%, 12/07/2020(b)	902,160
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,708,331
1,621,983	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.650%, 10/07/2020(b)	1,627,060
5,978,448	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.760%, 12/08/2020(b)	6,013,960
130,371	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.760%, 12/08/2020(b)	130,893

		208,578,598

	Commercial Mortgage-Backed Securities — 14.6%
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.609%, 4/10/2049(b)	2,054,547
375,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	430,166
1,445,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,612,166
1,470,000	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.053%, 12/10/2049(b)	1,739,527
3,200,500	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	3,637,951
1,140,000	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047	1,302,107
1,135,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,177,508
2,625,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	2,988,195
5,270,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	6,081,106
3,000,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.024%, 2/15/2041(b)	3,515,223
1,000,000	Del Coronado Trust, Series 2013-HDC, Class A, 1.003%, 3/15/2026, 144A(b)	999,954
1,200,000	Extended Stay America Trust, Series 2013-ESFL, Class A2FL, 0.904%, 12/05/2031, 144A(b)	1,201,020
7,778,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	8,982,221
5,000,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	5,699,470

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$10,865,000	GS Mortgage Securities Corp. II, Series 2013-KYO, Class A, 1.052%, 11/08/2029, 144A(b)	$10,889,685
295,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043	330,040
2,785,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,159,109
5,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	5,685,210
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	2,253,688
4,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/2045	4,603,908
1,173,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,326,819
5,364,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	6,089,781
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,795,090
3,485,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.575%, 4/12/2049(b)	3,888,598
3,000,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	3,350,757
1,500,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.889%, 6/11/2049(b)	1,742,675
2,690,000	Motel 6 Trust, Series 2012-MTL6, Class A1, 1.500%, 10/05/2025, 144A	2,701,454
4,410,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	4,966,860
3,775,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,271,779

		102,476,614

	Hybrid ARMs — 19.0%
2,904,891	FHLMC, 2.294%, 4/01/2036(b)	3,063,877
4,758,257	FHLMC, 2.345%, 7/01/2033(b)	5,037,268
3,346,168	FHLMC, 2.370%, 3/01/2036(b)	3,558,494
2,346,831	FHLMC, 2.372%, 4/01/2035(b)	2,515,036
2,249,621	FHLMC, 2.374%, 6/01/2037(b)	2,388,559
1,112,287	FHLMC, 2.376%, 2/01/2035(b)	1,188,810
7,249,209	FHLMC, 2.388%, 2/01/2036(b)	7,724,213
7,425,129	FHLMC, 2.410%, 5/01/2037(b)	7,915,807
3,148,510	FHLMC, 2.423%, 2/01/2036(b)	3,355,870
3,858,457	FHLMC, 2.511%, 11/01/2036(b)	4,124,454
1,226,691	FHLMC, 2.808%, 4/01/2037(b)	1,315,011
5,132,291	FHLMC, 2.902%, 9/01/2035(b)	5,482,677
3,862,281	FHLMC, 2.990%, 4/01/2037(b)	4,139,816
2,079,262	FHLMC, 3.511%, 11/01/2038(b)	2,213,616
4,188,841	FHLMC, 5.048%, 9/01/2038(b)	4,503,748
487,324	FHLMC, 5.248%, 12/01/2037(b)	524,534
759,438	FHLMC, 5.428%, 9/01/2038(b)	813,227
1,350,305	FHLMC, 5.730%, 3/01/2037(b)	1,451,609
317,234	FNMA, 2.029%, 2/01/2037(b)	332,681

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$3,909,316	FNMA, 2.163%, 7/01/2035(b)	$4,142,431
1,403,618	FNMA, 2.309%, 9/01/2034(b)	1,500,777
866,506	FNMA, 2.310%, 12/01/2034(b)	921,576
790,581	FNMA, 2.316%, 4/01/2033(b)	843,364
2,848,644	FNMA, 2.333%, 4/01/2034(b)	3,042,040
3,369,587	FNMA, 2.345%, 6/01/2036(b)	3,599,994
4,555,689	FNMA, 2.347%, 8/01/2035(b)	4,853,229
2,251,250	FNMA, 2.358%, 1/01/2036(b)	2,406,792
10,944,632	FNMA, 2.360%, 10/01/2034(b)	11,662,463
2,818,370	FNMA, 2.412%, 6/01/2033(b)	2,973,601
4,183,098	FNMA, 2.490%, 10/01/2033(b)	4,457,364
743,884	FNMA, 2.552%, 8/01/2033(b)	791,277
688,925	FNMA, 2.646%, 8/01/2036(b)	740,043
2,142,781	FNMA, 2.677%, 5/01/2035(b)	2,318,003
2,210,091	FNMA, 2.695%, 2/01/2047(b)	2,361,403
1,793,080	FNMA, 2.802%, 8/01/2034(b)	1,929,770
3,229,756	FNMA, 2.804%, 4/01/2037(b)	3,452,382
5,682,973	FNMA, 3.403%, 6/01/2037(b)	6,073,586
4,036,473	FNMA, 3.473%, 6/01/2035(b)	4,294,093
8,233,626	FNMA, 5.757%, 9/01/2037(b)	8,876,440

		132,889,935

	Mortgage Related — 24.6%
10,888,557	FHLMC, 2.385%, 3/01/2037(b)	11,585,626
3,058,953	FHLMC, 2.690%, 9/01/2038(b)	3,263,826
19,747,476	FHLMC, 3.000%, with various maturities from 2026 to 2027(c)	20,795,274
995,279	FHLMC, 4.000%, 12/01/2024	1,057,475
2,916,008	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	3,108,172
883,556	FHLMC, 5.500%, 10/01/2023	950,228
69,018	FHLMC, 6.000%, 11/01/2019	76,289
2,287,514	FHLMC, 6.500%, with various maturities from 2014 to 2034(c)	2,594,578
45,515	FHLMC, 7.000%, 2/01/2016	48,001
2,072	FHLMC, 7.500%, with various maturities from 2014 to 2026(c)	2,276
3,592	FHLMC, 8.000%, 9/01/2015	3,787
2,742	FHLMC, 10.000%, 7/01/2019	3,139
53,660	FHLMC, 11.500%, with various maturities from 2015 to 2020(c)	62,025
7,871,005	FNMA, 2.573%, 4/01/2037(b)	8,347,425
6,612,489	FNMA, 2.610%, 7/01/2035(b)	7,027,283
10,025,253	FNMA, 3.000%, with various maturities from 2027 to 2042(c)	10,547,598
1,760,443	FNMA, 4.000%, with various maturities in 2019(c)	1,888,532
4,053,608	FNMA, 4.500%, 1/01/2025	4,361,884
6,333,197	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	6,900,941
2,862,194	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	3,127,904
5,525,303	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	6,065,926
860,603	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	993,851
31,791	FNMA, 7.000%, 12/01/2022	32,037
196,304	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	230,429
14,222	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	15,016

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$5,954,113	GNMA, 1.967%, 2/20/2061(b)	$6,308,162
4,980,676	GNMA, 2.094%, 2/20/2063(b)	5,356,561
3,640,000	GNMA, 2.586%, 2/20/2063(b)	4,013,669
4,881,225	GNMA, 4.479%, 2/20/2062	5,463,438
5,034,092	GNMA, 4.521%, 12/20/2061	5,685,957
2,609,768	GNMA, 4.528%, 3/20/2062	2,957,475
7,254,299	GNMA, 4.532%, 12/20/2062	8,313,050
2,578,848	GNMA, 4.560%, 3/20/2062	2,919,687
12,683,748	GNMA, 4.583%, 11/20/2062	14,522,397
4,538,254	GNMA, 4.604%, 6/20/2062	5,173,264
1,524,873	GNMA, 4.616%, 8/20/2061	1,719,427
9,022,986	GNMA, 4.659%, 2/20/2062	10,250,419
2,069,169	GNMA, 4.698%, 7/20/2061	2,331,544
2,037,458	GNMA, 4.700%, 8/20/2061	2,301,555
1,739,106	GNMA, 4.808%, 8/20/2062	1,970,284
38,345	GNMA, 6.000%, 12/15/2031	43,748
157,827	GNMA, 6.500%, 5/15/2031	191,125
161,565	GNMA, 7.000%, 10/15/2028	192,827

		172,804,111

	Treasuries — 2.9%
18,260,000	U.S. Treasury Note, 1.750%, 4/15/2013	18,271,413
2,245,000	U.S. Treasury Note, 1.875%, 4/30/2014	2,285,953

		20,557,366

	Total Bonds and Notes (Identified Cost $653,319,140)	667,714,614

Short-Term Investments — 5.5%
9,977,859	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $9,997,859 on 4/01/2013 collateralized by $10,180,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $10,177,895 including accrued interest (Note 2 of Notes to Financial Statements)	9,977,859
20,500,000	U.S. Treasury Bill, 0.080%-0.097%, 4/18/2013(d)(e)	20,499,652
7,750,000	U.S. Treasury Bill, 0.065%, 6/27/2013(d)	7,748,690

	Total Short-Term Investments (Identified Cost $38,225,557)	38,226,201

	Total Investments — 100.7% (Identified Cost $691,544,697)(a)	705,940,815
	Other assets less liabilities — (0.7)%	(4,657,702)

	Net Assets — 100.0%	$701,283,113

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $691,888,704 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,602,193
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,550,082)

	Net unrealized appreciation	$14,052,111

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $33,114,605 or 4.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Industry Summary at March 31, 2013 (Unaudited)

Collateralized Mortgage Obligations	29.7%
Mortgage Related	24.6
Hybrid ARMs	19.0
Commercial Mortgage-Backed Securities	14.6
Treasuries	2.9
ABS Car Loan	2.5
Other Investments, less than 2% each	1.9
Short-Term Investments	5.5

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%

See accompanying notes to financial statements.

55  |

Statements of Assets and Liabilities

March 31, 2013 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
ASSETS
Investments at cost	$1,655,358,723	$229,161,926	$18,655,647	$691,544,697
Net unrealized appreciation (depreciation)	63,041,436	19,344,330	(474,494)	14,396,118

Investments at value	1,718,400,159	248,506,256	18,181,153	705,940,815
Cash	—	53	—	—
Foreign currency at value (identified cost $0, $9, $210,490 and $0)	—	9	207,461	—
Receivable for Fund shares sold	10,076,299	965,277	14,339	2,955,342
Receivable from investment adviser (Note 6)	—	—	8,415	—
Receivable for securities sold	14,359,543	170,414	—	—
Receivable for delayed delivery securities sold (Note 2)	45,123,702	—	—	—
Securities received as collateral for open forward foreign currency contracts (Notes 2 and 4)	—	650,244	—	—
Dividends and interest receivable	17,914,551	3,870,496	237,347	3,368,706
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	672,615	27,498	—
Tax reclaims receivable	—	10,237	26	—
Receivable from distributor (Note 6d)	—	2,665	127	5,338

TOTAL ASSETS	1,805,874,254	254,848,266	18,676,366	712,270,201

LIABILITIES
Payable for securities purchased	25,577,370	2,651,023	—	8,748,783
Payable for delayed delivery securities purchased (Note 2)	83,663,328	—	—	—
Payable for Fund shares redeemed	3,389,890	728,214	256,372	1,250,003
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	3,661	23,969	—
Due to brokers (Note 2)	—	650,244	—	—
Payable for variation margin on futures contracts (Note 2)	—	—	468	—
Distributions payable	—	—	—	320,853
Management fees payable (Note 6)	547,686	180,963	—	254,958
Deferred Trustees’ fees (Note 6)	269,962	116,627	46,305	253,944
Administrative fees payable (Note 6)	63,290	9,268	695	26,235
Payable to distributor (Note 6d)	12,833	—	—	—
Other accounts payable and accrued expenses	150,586	46,721	37,279	132,312

TOTAL LIABILITIES	113,674,945	4,386,721	365,088	10,987,088

NET ASSETS	$1,692,199,309	$250,461,545	$18,311,278	$701,283,113

NET ASSETS CONSIST OF:
Paid-in capital	$1,626,950,383	$231,163,187	$18,775,715	$691,578,926
Distributions in excess of net investment income	(4,357,103)	(480,757)	(133,997)	(3,455,918)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	6,541,988	(230,736)	141,094	(1,236,013)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	63,064,041	20,009,851	(471,534)	14,396,118

NET ASSETS	$1,692,199,309	$250,461,545	$18,311,278	$701,283,113

See accompanying notes to financial statements.

|  56

Statements of Assets and Liabilities (continued)

March 31, 2013 (Unaudited)

	Core Plus Bond Fund		High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$570,270,749		$81,542,856	$11,093,523	$374,614,430

Shares of beneficial interest	42,786,023		16,940,809	1,129,939	31,385,236

Net asset value and redemption price per share	$13.33		$4.81	$9.82	$11.94

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$13.96		$5.04	$10.28	$12.31

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$1,765,435		$522,176	$—	$7,314,303

Shares of beneficial interest	131,881		108,090	—	613,445

Net asset value and offering price per share	$13.39		$4.83	$—	$11.92

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$308,867,596		$16,833,535	$4,034,269	$78,506,640

Shares of beneficial interest	23,165,052		3,489,059	413,781	6,571,769

Net asset value and offering price per share	$13.33		$4.82	$9.75	$11.95

Class N shares:
Net assets	$1,006		$—	$—	$—

Shares of beneficial interest	75		—	—	—

Net asset value, offering and redemption price per share	$13.42	*	$—	$—	$—

Class Y shares:
Net assets	$811,294,523		$151,562,978	$3,183,486	$240,847,740

Shares of beneficial interest	60,464,310		31,516,548	324,255	20,114,842

Net asset value, offering and redemption price per share	$13.42		$4.81	$9.82	$11.97

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

57  |

Statements of Operations

For the Six Months Ended March 31, 2013 (Unaudited)

	Core Plus Bond Fund	High Income Fund	International Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$30,837,838	$7,164,681	$240,943	$7,912,657
Dividends	100,665	314,070	—	—
Less net foreign taxes withheld	(1,554)	(1,191)	—	—

	30,936,949	7,477,560	240,943	7,912,657

Expenses
Management fees (Note 6)	3,033,298	696,142	57,703	1,528,036
Service and distribution fees (Note 6)	2,178,586	186,781	36,040	898,774
Administrative fees (Note 6)	351,090	51,415	4,262	155,486
Trustees’ fees and expenses (Note 6)	28,075	13,071	9,224	21,307
Transfer agent fees and expenses (Note 6)	563,394	109,800	10,013	227,204
Audit and tax services fees	24,516	24,345	24,702	27,677
Custodian fees and expenses	45,977	17,431	16,819	19,693
Corporate tax expenses (Note 10)	—	—	—	224,327
Legal fees	10,392	1,473	139	4,794
Registration fees	139,540	47,737	34,889	90,061
Shareholder reporting expenses	81,883	21,829	2,411	46,408
Miscellaneous expenses	18,420	9,505	3,566	10,663

Total expenses	6,475,171	1,179,529	199,768	3,254,430
Fee/expense recovery (Note 6)	—	55,126	—	—
Less waiver and/or expense reimbursement (Note 6)	(3)	—	(86,788)	(25,918)

Net expenses	6,475,168	1,234,655	112,980	3,228,512

Net investment income	24,461,781	6,242,905	127,963	4,684,145

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	11,048,234	566,324	181,706	698,077
Futures contracts	—	—	7,808	—
Foreign currency transactions	81,423	(634,437)	43,708	—
Net change in unrealized appreciation (depreciation) on:
Investments	(3,198,342)	10,910,977	(910,978)	(3,836,882)
Futures contracts	—	—	5,631	—
Foreign currency translations	(17,141)	905,342	(26,835)	—

Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	7,914,174	11,748,206	(698,960)	(3,138,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,375,955	$17,991,111	$(570,997)	$1,545,340

See accompanying notes to financial statements.

|  58

Statements of Changes in Net Assets

	Core Plus Bond Fund		High Income Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$24,461,781	$30,039,229	$6,242,905	$8,987,512
Net realized gain (loss) on investments and foreign currency transactions	11,129,657	27,486,451	(68,113)	1,577,793
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,215,483)	52,784,145	11,816,319	17,666,689

Net increase in net assets resulting from operations	32,375,955	110,309,825	17,991,111	28,231,994

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(11,827,141)	(13,530,505)	(2,389,055)	(4,924,736)
Class B	(35,517)	(83,437)	(13,985)	(37,943)
Class C	(5,323,539)	(6,193,213)	(444,470)	(960,754)
Class N	(6)	—	—	—
Class Y	(16,964,816)	(14,560,785)	(4,314,113)	(4,576,130)
Net realized capital gains
Class A	(7,656,569)	(4,420,850)	(224,929)	(5,086,896)
Class B	(28,613)	(45,406)	(1,686)	(56,566)
Class C	(4,172,024)	(2,475,931)	(52,693)	(1,334,655)
Class Y	(10,215,543)	(2,888,997)	(409,949)	(4,826,965)

Total distributions	(56,223,768)	(44,199,124)	(7,850,880)	(21,804,645)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	323,544,990	804,488,815	16,105,490	103,343,166

Net increase in net assets	299,697,177	870,599,516	26,245,721	109,770,515
NET ASSETS
Beginning of the period	1,392,502,132	521,902,616	224,215,824	114,445,309

End of the period	$1,692,199,309	$1,392,502,132	$250,461,545	$224,215,824

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(4,357,103)	$5,332,135	$(480,757)	$437,961

See accompanying notes to financial statements.

59  |

Statements of Changes in Net Assets (continued)

	International Bond Fund		Limited Term Government and Agency Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$127,963	$360,175	$4,684,145	$8,290,284
Net realized gain on investments, futures contracts and foreign currency transactions	233,222	453,943	698,077	4,423,642
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(932,182)	688,866	(3,836,882)	8,386,594

Net increase (decrease) in net assets resulting from operations	(570,997)	1,502,984	1,545,340	21,100,520

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(172,374)	(793,528)	(4,019,037)	(7,335,704)
Class B	—	—	(57,193)	(161,039)
Class C	(48,301)	(546,527)	(562,006)	(1,216,984)
Class Y	(53,820)	(354,205)	(2,952,617)	(4,276,382)
Net realized capital gains
Class A	(216,225)	(306,969)	(122,270)	(98,584)
Class B	—	—	(2,674)	(3,508)
Class C	(81,575)	(237,383)	(26,374)	(24,502)
Class Y	(62,925)	(116,763)	(83,455)	(43,423)

Total distributions	(635,220)	(2,355,375)	(7,825,626)	(13,160,126)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	858	(3,913,509)	45,357,761	149,965,713

Net increase (decrease) in net assets	(1,205,359)	(4,765,900)	39,077,475	157,906,107
NET ASSETS
Beginning of the period	19,516,637	24,282,537	662,205,638	504,299,531

End of the period	$18,311,278	$19,516,637	$701,283,113	$662,205,638

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(133,997)	$12,535	$(3,455,918)	$(549,210)

See accompanying notes to financial statements.

|  60

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)		Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
CORE PLUS BOND FUND
Class A
3/31/2013(h)	$13.52	$0.21	$0.08		$0.29	$(0.29)	$(0.19)	$(0.48)
9/30/2012	12.71	0.43	1.07		1.50	(0.50)	(0.19)	(0.69)
9/30/2011	12.75	0.52	0.03	(i)	0.55	(0.59)	–	(0.59)
9/30/2010	11.91	0.54	0.91		1.45	(0.61)	–	(0.61)
9/30/2009	10.54	0.59	1.44		2.03	(0.66)	–	(0.66)
9/30/2008	11.31	0.55	(0.71)		(0.16)	(0.61)	–	(0.61)
Class B
3/31/2013(h)	13.57	0.16	0.08		0.24	(0.23)	(0.19)	(0.42)
9/30/2012	12.75	0.34	1.07		1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.79	0.42	0.03	(i)	0.45	(0.49)	–	(0.49)
9/30/2010	11.95	0.44	0.92		1.36	(0.52)	–	(0.52)
9/30/2009	10.57	0.50	1.45		1.95	(0.57)	–	(0.57)
9/30/2008	11.31	0.44	(0.67)		(0.23)	(0.51)	–	(0.51)
Class C
3/31/2013(h)	13.53	0.16	0.07		0.23	(0.24)	(0.19)	(0.43)
9/30/2012	12.71	0.33	1.08		1.41	(0.40)	(0.19)	(0.59)
9/30/2011	12.76	0.42	0.02	(i)	0.44	(0.49)	–	(0.49)
9/30/2010	11.92	0.45	0.91		1.36	(0.52)	–	(0.52)
9/30/2009	10.55	0.51	1.44		1.95	(0.58)	–	(0.58)
9/30/2008	11.32	0.47	(0.71)		(0.24)	(0.53)	–	(0.53)
Class N
3/31/2013*	13.43	0.03	0.04		0.07	(0.08)	–	(0.08)
Class Y
3/31/2013(h)	13.61	0.23	0.08		0.31	(0.31)	(0.19)	(0.50)
9/30/2012	12.78	0.46	1.09		1.55	(0.53)	(0.19)	(0.72)
9/30/2011	12.82	0.55	0.03	(i)	0.58	(0.62)	–	(0.62)
9/30/2010	11.97	0.57	0.92		1.49	(0.64)	–	(0.64)
9/30/2009	10.60	0.62	1.44		2.06	(0.69)	–	(0.69)
9/30/2008	11.36	0.58	(0.70)		(0.12)	(0.64)	–	(0.64)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 2, 2008, redemption fees were eliminated.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

61  |

				Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)(e)	Net assets, end of the period (000’s)	Net expenses (%) (f)(g)	Gross expenses (%) (g)	Net investment income (%) (g)	Portfolio turnover rate (%)

$–	$13.33	2.16	$570,271	0.79	0.79	3.11	41
–	13.52	12.18	479,823	0.82	0.82	3.31	78
–	12.71	4.42	237,759	0.87	0.87	4.07	86
–	12.75	12.55	214,723	0.90	0.90	4.41	87
–	11.91	20.07	140,779	0.90	0.97	5.43	102
0.00	10.54	(1.61)	115,873	0.93	1.04	4.86	82

–	13.39	1.82	1,765	1.54	1.54	2.34	41
–	13.57	11.38	2,386	1.57	1.57	2.61	78
–	12.75	3.60	3,092	1.62	1.62	3.32	86
–	12.79	11.64	4,490	1.65	1.65	3.64	87
–	11.95	19.19	7,028	1.65	1.72	4.66	102
0.00	10.57	(2.21)	10,481	1.70	1.80	3.92	82

–	13.33	1.70	308,868	1.54	1.54	2.36	41
–	13.53	11.46	275,346	1.57	1.57	2.55	78
–	12.71	3.56	137,836	1.62	1.62	3.32	86
–	12.76	11.71	123,123	1.65	1.65	3.66	87
–	11.92	19.20	77,081	1.65	1.72	4.69	102
0.00	10.55	(2.32)	26,698	1.68	1.79	4.17	82

–	13.42	0.55	1	0.60	2.63	1.41	41

–	13.42	2.28	811,295	0.54	0.54	3.37	41
–	13.61	12.54	634,946	0.58	0.58	3.50	78
–	12.78	4.65	143,215	0.62	0.62	4.31	86
–	12.82	12.85	69,322	0.65	0.65	4.66	87
–	11.97	20.37	34,394	0.65	0.68	5.67	102
0.00	10.60	(1.36)	20,407	0.68	0.75	5.14	82

(f)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year, if applicable.
(h)	For the six months ended March 31, 2013 (Unaudited).
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
HIGH INCOME FUND
Class A
3/31/2013(g)	$4.60	$0.12	$0.25	$0.37	$(0.15)	$(0.01)	$(0.16)
9/30/2012	4.46	0.24	0.59	0.83	(0.30)	(0.39)	(0.69)
9/30/2011	4.91	0.28	(0.42)	(0.14)	(0.31)	–	(0.31)
9/30/2010	4.49	0.32	0.42	0.74	(0.32)	–	(0.32)
9/30/2009	4.24	0.34	0.24	0.58	(0.33)	–	(0.33)
9/30/2008	5.12	0.34	(0.87)	(0.53)	(0.35)	–	(0.35)
Class B
3/31/2013(g)	4.61	0.11	0.25	0.36	(0.13)	(0.01)	(0.14)
9/30/2012	4.47	0.21	0.58	0.79	(0.26)	(0.39)	(0.65)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	–	(0.27)
9/30/2010	4.50	0.28	0.42	0.70	(0.28)	–	(0.28)
9/30/2009	4.25	0.31	0.25	0.56	(0.31)	–	(0.31)
9/30/2008	5.13	0.30	(0.87)	(0.57)	(0.31)	–	(0.31)
Class C
3/31/2013(g)	4.61	0.11	0.24	0.35	(0.13)	(0.01)	(0.14)
9/30/2012	4.47	0.21	0.59	0.80	(0.27)	(0.39)	(0.66)
9/30/2011	4.92	0.25	(0.43)	(0.18)	(0.27)	–	(0.27)
9/30/2010	4.50	0.28	0.43	0.71	(0.29)	–	(0.29)
9/30/2009	4.24	0.31	0.26	0.57	(0.31)	–	(0.31)
9/30/2008	5.12	0.31	(0.87)	(0.56)	(0.32)	–	(0.32)
Class Y
3/31/2013(g)	4.59	0.13	0.25	0.38	(0.15)	(0.01)	(0.16)
9/30/2012	4.46	0.26	0.57	0.83	(0.31)	(0.39)	(0.70)
9/30/2011	4.90	0.29	(0.41)	(0.12)	(0.32)	–	(0.32)
9/30/2010	4.49	0.33	0.41	0.74	(0.33)	–	(0.33)
9/30/2009	4.24	0.34	0.25	0.59	(0.34)	–	(0.34)
9/30/2008*	4.87	0.22	(0.65)	(0.43)	(0.21)	–	(0.21)

*	From commencement of Class operations on February 29, 2008 through September 30, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

See accompanying notes to financial statements.

63  |

					Ratios to Average Net Assets:
Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$–		$4.81	8.11	$81,543	1.15	(h)	1.15	(h)	5.27	20
–		4.60	20.90	95,876	1.15		1.19		5.50	34
–		4.46	(3.30)	59,907	1.15	(i)	1.15	(i)	5.60	67
–		4.91	17.05	68,011	1.15		1.20		6.72	56
0.00	(j)	4.49	15.97	59,944	1.15		1.28		8.82	30
0.00		4.24	(10.98)	38,577	1.15		1.40		7.01	27

–		4.83	7.89	522	1.90	(h)	1.90	(h)	4.53	20
–		4.61	19.93	560	1.90		1.94		4.79	34
–		4.47	(4.04)	738	1.90	(i)	1.90	(i)	4.90	67
–		4.92	16.13	1,209	1.90		1.94		6.00	56
0.00	(j)	4.50	15.06	1,569	1.90		2.06		8.32	30
0.00		4.25	(11.64)	2,267	1.90		2.15		6.15	27

–		4.82	7.68	16,834	1.90	(h)	1.90	(h)	4.53	20
–		4.61	19.96	16,863	1.90		1.94		4.78	34
–		4.47	(4.02)	15,790	1.90	(i)	1.90	(i)	4.89	67
–		4.92	16.15	19,312	1.90		1.95		5.97	56
0.00	(j)	4.50	15.37	17,827	1.90		2.03		8.09	30
0.00		4.24	(11.62)	9,945	1.90		2.15		6.32	27

–		4.81	8.49	151,563	0.90	(h)	0.90	(h)	5.56	20
–		4.59	20.93	110,917	0.90		0.95		5.78	34
–		4.46	(2.86)	38,011	0.90	(i)	0.90	(i)	5.86	67
–		4.90	17.11	69,887	0.90		0.93		7.02	56
0.00	(j)	4.49	16.29	105,713	0.90		0.92		8.32	30
0.01		4.24	(9.10)	3,833	0.90		1.15		8.03	27

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes fee/expense recovery of 0.05%.
(i)	Includes fee/expense recovery of 0.01%.
(j)	Effective June 1, 2009, redemption fees were eliminated.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
INTERNATIONAL BOND FUND
Class A
3/31/2013(g)	$10.44	$0.07	$(0.36)	$(0.29)	$(0.15)	$(0.18)	$(0.33)
9/30/2012	10.94	0.19	0.62	0.81	(0.94)	(0.37)	(1.31)
9/30/2011	11.17	0.25	0.06 (j)	0.31	(0.40)	(0.14)	(0.54)
9/30/2010	10.84	0.22	0.48	0.70	(0.29)	(0.08)	(0.37)
9/30/2009	9.19	0.32	1.53	1.85	(0.20)	–	(0.20)
9/30/2008(k)	10.00	0.17	(0.79)	(0.62)	(0.19)	–	(0.19)
Class C
3/31/2013(g)	10.37	0.04	(0.36)	(0.32)	(0.12)	(0.18)	(0.30)
9/30/2012	10.87	0.12	0.61	0.73	(0.86)	(0.37)	(1.23)
9/30/2011	11.11	0.17	0.05 (j)	0.22	(0.32)	(0.14)	(0.46)
9/30/2010	10.82	0.15	0.46	0.61	(0.24)	(0.08)	(0.32)
9/30/2009	9.18	0.24	1.53	1.77	(0.13)	–	(0.13)
9/30/2008(k)	10.00	0.13	(0.81)	(0.68)	(0.15)	–	(0.15)
Class Y
3/31/2013(g)	10.44	0.09	(0.36)	(0.27)	(0.17)	(0.18)	(0.35)
9/30/2012	10.93	0.21	0.63	0.84	(0.96)	(0.37)	(1.33)
9/30/2011	11.16	0.28	0.06 (j)	0.34	(0.43)	(0.14)	(0.57)
9/30/2010	10.82	0.25	0.47	0.72	(0.30)	(0.08)	(0.38)
9/30/2009	9.18	0.33	1.53	1.86	(0.22)	–	(0.22)
9/30/2008(k)	10.00	0.18	(0.81)	(0.63)	(0.20)	–	(0.20)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(d)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.

See accompanying notes to financial statements.

65  |

					Ratios to Average Net Assets:
Redemption fees (b)		Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)	Net investment income (%) (f)	Portfolio turnover rate (%)

$–		$9.82	(2.83)	$11,094	1.05		1.95	1.45	57
–		10.44	8.42	11,898	1.09	(h)(i)	1.85	1.83	169
–		10.94	2.70	10,927	1.10		1.64	2.26	136
–		11.17	6.66	18,758	1.10		1.49	2.14	128
–		10.84	20.41	8,479	1.10		2.11	3.29	91
0.00	(l)	9.19	(6.37)	1,953	1.10		2.95	2.66	60

–		9.75	(3.22)	4,034	1.80		2.70	0.71	57
–		10.37	7.64	4,355	1.84	(h)(i)	2.61	1.13	169
–		10.87	1.87	7,503	1.85		2.40	1.52	136
–		11.11	5.86	6,145	1.85		2.24	1.40	128
–		10.82	19.58	2,955	1.85		2.93	2.56	91
0.01	(l)	9.18	(6.95)	683	1.85		3.70	1.92	60

–		9.82	(2.71)	3,183	0.80		1.70	1.71	57
–		10.44	8.68	3,264	0.85	(h)(i)	1.60	2.05	169
–		10.93	3.06	5,852	0.85		1.36	2.47	136
–		11.16	6.92	8,908	0.85		1.23	2.41	128
–		10.82	20.73	13,049	0.85		1.92	3.53	91
0.01	(l)	9.18	(6.39)	9,981	0.85		2.48	2.74	60

(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Effective July 1, 2012, the expense limit decreased from 1.10%, 1.85% and 0.85% to 1.05%, 1.80% and 0.80% for Class A, Class C and Class Y shares, respectively.
(i)	Includes interest expense from bank overdraft charges of less than 0.01%. Without this expense the ratio of net expenses would have been 1.09%, 1.84% and 0.84% for Class A, Class C and Class Y shares, respectively.
(j)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(k)	From commencement of operations on February 1, 2008 through September 30, 2008.
(l)	Effective June 2, 2008, redemption fees were eliminated.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains (b)	Total distributions
LIMITED TERM GOVERNMENT AND AGENCY FUND
Class A
3/31/2013(g)	$12.04	$0.08	$(0.05)	$0.03	$(0.13)	$(0.00)	$(0.13)
9/30/2012	11.87	0.18	0.28	0.46	(0.29)	(0.00)	(0.29)
9/30/2011	12.02	0.17	0.03	0.20	(0.26)	(0.09)	(0.35)
9/30/2010	11.60	0.20	0.49	0.69	(0.27)	—	(0.27)
9/30/2009	10.98	0.35	0.63	0.98	(0.36)	—	(0.36)
9/30/2008	11.00	0.45	0.02	0.47	(0.49)	—	(0.49)
Class B
3/31/2013(g)	12.03	0.04	(0.06)	(0.02)	(0.09)	(0.00)	(0.09)
9/30/2012	11.86	0.10	0.27	0.37	(0.20)	(0.00)	(0.20)
9/30/2011	12.00	0.09	0.03	0.12	(0.17)	(0.09)	(0.26)
9/30/2010	11.59	0.12	0.47	0.59	(0.18)	—	(0.18)
9/30/2009	10.97	0.26	0.63	0.89	(0.27)	—	(0.27)
9/30/2008	10.99	0.36	0.02	0.38	(0.40)	—	(0.40)
Class C
3/31/2013(g)	12.05	0.04	(0.05)	(0.01)	(0.09)	(0.00)	(0.09)
9/30/2012	11.88	0.10	0.27	0.37	(0.20)	(0.00)	(0.20)
9/30/2011	12.03	0.08	0.03	0.11	(0.17)	(0.09)	(0.26)
9/30/2010	11.61	0.12	0.48	0.60	(0.18)	—	(0.18)
9/30/2009	10.99	0.26	0.63	0.89	(0.27)	—	(0.27)
9/30/2008	11.00	0.36	0.03	0.39	(0.40)	—	(0.40)
Class Y
3/31/2013(g)	12.08	0.10	(0.06)	0.04	(0.15)	(0.00)	(0.15)
9/30/2012	11.91	0.21	0.28	0.49	(0.32)	(0.00)	(0.32)
9/30/2011	12.05	0.20	0.04	0.24	(0.29)	(0.09)	(0.38)
9/30/2010	11.64	0.23	0.48	0.71	(0.30)	—	(0.30)
9/30/2009	11.01	0.39	0.63	1.02	(0.39)	—	(0.39)
9/30/2008	11.03	0.47	0.02	0.49	(0.51)	—	(0.51)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

67  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (c)(d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (%) (f)	Portfolio turnover rate (%)

$11.94	0.28	$374,614	0.91	(h)	0.92	(h)	1.34	26
12.04	3.94	357,870	0.85		0.90		1.54	56
11.87	1.71	293,675	0.85		0.92		1.44	66
12.02	6.03	164,265	0.89		0.97		1.73	89
11.60	9.05	118,619	0.90		0.99		3.10	77
10.98	4.29	105,047	0.92		1.07		4.04	52

11.92	(0.18)	7,314	1.66	(h)	1.67	(h)	0.60	26
12.03	3.17	8,370	1.60		1.65		0.81	56
11.86	1.04	10,976	1.60		1.68		0.72	66
12.00	5.16	4,049	1.64		1.72		1.00	89
11.59	8.24	4,442	1.65		1.74		2.32	77
10.97	3.52	4,532	1.67		1.82		3.29	52

11.95	(0.09)	78,507	1.66	(h)	1.67	(h)	0.59	26
12.05	3.17	75,522	1.60		1.65		0.80	56
11.88	0.96	68,776	1.60		1.67		0.68	66
12.03	5.24	75,984	1.64		1.72		0.98	89
11.61	8.24	50,973	1.65		1.74		2.32	77
10.99	3.62	22,711	1.66		1.83		3.29	52

11.97	0.32	240,848	0.66	(h)	0.67	(h)	1.59	26
12.08	4.19	220,444	0.60		0.65		1.77	56
11.91	2.05	130,874	0.60		0.67		1.68	66
12.05	6.20	95,847	0.63		0.71		1.94	89
11.64	9.40	28,004	0.65		0.72		3.42	77
11.01	4.55	6,577	0.67		0.72		4.28	52

(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes corporate tax expenses of 0.06% for Class A, B, C and Y shares. Without this expense the ratio of net expenses for Class A, B, C and Y shares would have been 0.85%, 1.60%, 1.60% and 0.60%, respectively.

See accompanying notes to financial statements.

|  68

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Loomis Sayles Core Plus Bond Fund (the “Core Plus Bond Fund”)

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles International Bond Fund (the “International Bond Fund”)

Loomis Sayles Limited Term Government and Agency Fund (the “Limited Term Government and Agency Fund”)

Each Fund is a diversified investment company, except for International Bond Fund, which is a non-diversified investment company.

The Funds each offer Class A, Class C and Class Y shares. Effective February 1, 2013, Core Plus Bond Fund began offering Class N shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares of all Funds except Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front-end sales charge of 3.00%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries and are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

69  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Futures contracts are valued at their most recent settlement price.

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Credit default swap agreements are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

Certain Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

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Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in

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the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Swap Agreements.  Each Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

The notional amounts of credit default swaps are not recorded in the financial statements. Credit default swaps are valued daily, and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Operations as realized gain or

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loss when received or paid. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Credit default swaps are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Funds cover their net obligations under outstanding credit default swaps by segregating or earmarking liquid assets or cash.

No credit default swaps were held by the Funds during the six months ended March 31, 2013.

g.  Due to Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. Due to brokers’ balances in the Statements of Asset and Liabilities for High Income Fund represent securities received as collateral for forward foreign currency contracts. In certain circumstances the Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.

h.  Federal and Foreign Income Taxes.  Each Trust treats each fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to

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be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

i.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, preferred securities adjustments, premium amortization, defaulted bond adjustments, paydown gains and losses and distribution redesignations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contract mark to market, dividends payable, return of capital dividend received, preferred securities adjustments, contingent payment debt instruments and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$38,311,608	$5,887,516	$44,199,124
High Income Fund	12,336,748	9,467,897	21,804,645
International Bond Fund	2,051,571	303,804	2,355,375
Limited Term Government and Agency Fund	12,349,174	810,952	13,160,126

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

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j.  Repurchase Agreements.  It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

k.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. When the Funds enter into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Funds’ commitment. No interest accrues to each Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Funds’ net asset value as if the Funds had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

l.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment

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of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2013, none of the Funds had loaned securities under this agreement.

m.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU creates new disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Funds’ financial statement disclosures.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on

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the basis of evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

Core Plus Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$47,431,302	$1,667,664	$49,098,966
Airlines	—	—	4,667,705	4,667,705
Media Non-Cable	—	11,645,563	7,798,800	19,444,363
All Other Non-Convertible Bonds(a)	—	1,538,862,674	—	1,538,862,674

Total Non-Convertible Bonds	—	1,597,939,539	14,134,169	1,612,073,708

Convertible Bonds(a)	—	—	1,390,310	1,390,310

Total Bonds and Notes	—	1,597,939,539	15,524,479	1,613,464,018

Senior Loans(a)	—	47,360,406	—	47,360,406
Preferred Stocks(a)	2,101,469	526,115	—	2,627,584
Short-Term Investments	—	54,948,151	—	54,948,151

Total	$2,101,469	$1,700,774,211	$15,524,479	$1,718,400,159

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$2,351,804	$569,244	$2,921,048
All Other Non-Convertible Bonds(a)	—	189,148,460	—	189,148,460

Total Non-Convertible Bonds	—	191,500,264	569,244	192,069,508

Convertible Bonds(a)	—	23,931,697	39,803	23,971,500

Total Bonds and Notes	—	215,431,961	609,047	216,041,008

Senior Loans(a)	—	1,034,954	—	1,034,954
Preferred Stocks(a)	8,715,675	954,325	—	9,670,000
Common Stocks(a)	3,921,352	—	—	3,921,352
Warrants(b)	115,712	—	—	115,712
Short-Term Investments	—	17,723,230	—	17,723,230

Total Investments	12,752,739	235,144,470	609,047	248,506,256

Forward Foreign Currency Contracts (unrealized appreciation)	—	672,615	—	672,615

Total	$12,752,739	$235,817,085	$609,047	$249,178,871

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(3,661)	$—	$(3,661)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Includes a security fair valued at zero using Level 2 inputs.

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International Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$17,750,614	$—	$17,750,614
Preferred Stocks(a)	16,900	—	—	16,900
Short-Term Investments	—	413,639	—	413,639

Total Investments	16,900	18,164,253	—	18,181,153

Forward Foreign Currency Contracts (unrealized appreciation)	—	27,498	—	27,498
Futures Contracts (unrealized appreciation)	5,631	—	—	5,631

Total	$22,531	$18,191,751	$—	$18,214,282

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(23,969)	$—	$(23,969)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Student Loan	$—	$—	$2,472,508	(b)	$2,472,508
Collateralized Mortgage Obligations	—	199,904,525	8,674,073	(b)	208,578,598
Mortgage Related	—	163,433,881	9,370,230	(b)	172,804,111
All Other Bonds and Notes(a)	—	283,859,397	—		283,859,397

Total Bonds and Notes	—	647,197,803	20,516,811		667,714,614

Short-Term Investments	—	38,226,201	—		38,226,201

Total	$—	$685,424,004	$20,516,811		$705,940,815

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(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Core Plus Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$2,752	$1,664,912
Airlines	—	301	243	76,232	—
Media Non-Cable	—	—	—	38,800	7,760,000
Convertible Bonds
Wirelines	—	488	(18)	67,504	2,644,671

Total	$—	$789	$225	$185,288	$12,069,583

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$1,667,664	$2,752
Airlines	(38,474)	4,629,403	—	4,667,705	76,232
Media Non-Cable	—	—	—	7,798,800	38,800
Convertible Bonds
Wirelines	(1,322,335)	—	—	1,390,310	67,504

Total	$(1,360,809)	$4,629,403	$—	$15,524,479	$185,288

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Debt securities valued at $4,629,403 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$1,605	$1,075	$(5,268)	$345,000
Transportation Services	234,438	—	—	—	—
Convertible Bonds
Wirelines	—	—	(8)	(10,382)	100,386

Total	$234,438	$1,605	$1,067	$(15,650)	$445,386

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$(6,392)	$233,224	$—	$569,244	$(5,268)
Transportation Services	—	—	(234,438)	—	—
Convertible Bonds
Wirelines	(50,193)	—	—	39,803	(10,382)

Total	$(56,585)	$233,224	$(234,438)	$609,047	$(15,650)

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Debt securities valued at $233,224 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

A debt security valued at $234,438 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Limited Term Government and Agency Fund

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$910,501	$—	$—	$—	$—
ABS Student Loan	—	—	—	12,301	—
Collateralized Mortgage Obligations	—	—	(27)	(6,404)	135,497
Mortgage Related	1,982,780	—	—	(3,368)	9,373,598

Total	$2,893,281	$—	$(27)	$2,529	$9,509,095

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
ABS Car Loan	$—	$—	$(910,501)	$—	$—
ABS Student Loan	(1,285,519)	3,745,726	—	2,472,508	12,301
Collateralized Mortgage Obligations	(624,026)	9,169,033	—	8,674,073	(6,404)
Mortgage Related	—	—	(1,982,780)	9,370,230	(3,368)

Total	$(1,909,545)	$12,914,759	$(2,893,281)	$20,516,811	$2,529

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Debt securities valued at $12,914,759 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

Debt securities valued at $2,893,281 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that High Income Fund and International Bond Fund used during the period include forward foreign currency contracts and futures contracts.

High Income Fund and International Bond Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended March 31, 2013, High Income Fund engaged in forward foreign currency transactions for hedging purposes. During the same period, International Bond Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

International Bond Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the six months ended March 31, 2013, International Bond Fund used futures contracts to manage duration.

High Income Fund and International Bond Fund are party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of March 31, 2013, the fair value of derivative positions (including open trades)

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Notes to Financial Statements (continued)

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subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Fund	Counterparty	Derivatives	Collateral Pledged
International Bond Fund	Barclays Bank PLC	$(14,332)	$ —

Derivatives are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Funds have mitigated this risk with respect to forward foreign currency contracts by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to these derivative contracts to one net amount payable by either the Fund or the counterparty. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, including securities held at counterparties for initial/variation margin that could be subject to the terms of a final settlement in a bankruptcy court proceeding, the maximum amount of loss that the Funds would incur if counterparties failed to meet their obligations and the amount of loss that the Funds would incur after taking into account master netting arrangements are as follows as of March 31, 2013:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
High Income Fund	$672,615	$668,954
International Bond Fund	52,515	42,878

These amounts do not take into account the value of U.S. government and agency securities received as collateral by High Income Fund in the amount of $650,244. Collateral is valued in accordance with the Fund’s valuation policies and is recorded on the Statements of Assets and Liabilities.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral.

Collateral for forward foreign currency contracts is posted based on the requirements established under International Swaps and Derivatives Association (“ISDA”) agreements negotiated between each Fund and the counterparties. This risk of loss to a Fund from counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received or initial/variation margin pledged may be subject to bankruptcy court proceedings.

85  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

The following is a summary of derivative instruments for High Income Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Foreign Exchange Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$672,615
Liabilities
Unrealized depreciation on forward foreign currency contracts	(3,661)

Transactions in derivative instruments for High Income Fund during the six months ended March 31, 2013, were as follows:

Statements of Operations Caption	Foreign Exchange Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$(644,980)
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	912,188

*	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period.

The following is a summary of derivative instruments for International Bond Fund as of March 31, 2013:

Statements of Assets and Liabilities Caption	Interest Rate Contracts	Foreign Exchange Contracts
Assets
Unrealized appreciation on forward foreign currency contracts	$—	$27,498
Unrealized appreciation on futures contracts*	5,631	—
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	(23,969)

*	Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Transactions in derivative instruments for International Bond Fund during the six months ended March 31, 2013, were as follows:

Statements of Operations Caption	Interest Rate Contracts	Foreign Exchange Contracts
Net Realized Gain (Loss) on:
Foreign currency transactions*	$—	$49,095
Futures contracts	7,808	—
Net Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations*	—	(12,875)
Futures contracts	5,631	—

*	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period.

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and future contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2013:

High Income Fund	Forwards
Average Notional Amount Outstanding	5.05%
Highest Notional Amount Outstanding	6.56%
Lowest Notional Amount Outstanding	2.76%
Notional Amount Outstanding as of March 31, 2013	6.56%

International Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	16.32%	1.84%
Highest Notional Amount Outstanding	22.28%	4.46%
Lowest Notional Amount Outstanding	12.10%	0.00%
Notional Amount Outstanding as of March 31, 2013	21.76%	4.44%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

87  |

Notes to Financial Statements (continued)

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5.  Purchases and Sales of Securities.  For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$405,524,486	$485,108,397	$552,275,623	$151,602,721
High Income Fund	2,248,930	7,611,251	61,572,232	34,774,400
International Bond Fund	950,561	800,646	9,508,838	9,868,685
Limited Term Government and Agency Fund	100,980,401	106,801,674	144,027,322	67,289,172

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Next $150 million	Over $250 million
Core Plus Bond Fund	0.2500%	0.1875%	0.1875%
High Income Fund	0.6000%	0.6000%	0.6000%
International Bond Fund	0.6000%	0.6000%	0.6000%
Limited Term Government and Agency Fund	0.5000%	0.5000%	0.4000%

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to Core Plus Bond Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $100 million	Over $100 million
Core Plus Bond Fund	0.2500%	0.1875%

Management and advisory administration fees are presented in the Statements of Operations as management fees.

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2014 and are

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Core Plus Bond Fund	0.90%	1.65%	1.65%	0.60%	0.65%
High Income Fund	1.15%	1.90%	1.90%	—	0.90%
International Bond Fund	1.05%	—	1.80%	—	0.80%
Limited Term Government and Agency Fund	0.85%	1.60%	1.60%	—	0.60%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.

Loomis Sayles (and NGAM Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees(1)	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Core Plus Bond Fund	$1,516,649	$—	$1,516,649	0.191%	0.191%
High Income Fund	696,142	—	696,142	0.600%	0.600%
International Bond Fund	57,703	57,703	—	0.600%	—
Limited Term Government and Agency Fund	1,528,036	25,918	1,502,118	0.436%	0.428%

(1)	Management fee waivers are subject to possible recovery until September 30, 2014.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, the advisory administration fees for Core Plus Bond Fund were as follows:

Advisory Administration Fee	Percentage of Average Daily Net Assets
$1,516,649	0.191%

For the six months ended March 31, 2013, expenses have been reimbursed as follows:

Fund	Reimbursement
International Bond Fund	$29,085

Additionally, class-specific expenses of $3 have been reimbursed for Class N shares. Expense reimbursements are subject to possible recovery until September 30, 2014.

For the six months ended March 31, 2013, expense reimbursements related to the prior fiscal year were recovered as follows:

Fund	Recovered Expenses
High Income Fund	$55,126

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended March 31, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Core Plus Bond Fund	$679,078	$2,600	$372,277	$7,801	$1,116,830
High Income Fund	100,063	666	21,014	1,995	63,043
International Bond Fund	14,526	—	5,378	—	16,136
Limited Term Government and Agency Fund	463,435	10,062	98,773	30,184	296,320

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Core Plus Bond Fund	$351,090
High Income Fund	51,415
International Bond Fund	4,262
Limited Term Government and Agency Fund	155,486

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the

91  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$514,779
High Income Fund	85,350
International Bond Fund	7,933
Limited Term Government and Agency Fund	121,179

As of March 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$12,833

For the six months ended March 31, 2013, NGAM Distribution owes the Funds the following for overpayments of sub-transfer agent fees:

Fund	Overpayments of Sub-Transfer Agent Fees
High Income Fund	$2,665
International Bond Fund	127
Limited Term Government and Agency Fund	5,338

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

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Notes to Financial Statements (continued)

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e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2013 were as follows:

Fund	Commissions
Core Plus Bond Fund	$504,525
High Income Fund	61,221
International Bond Fund	3,523
Limited Term Government and Agency Fund	204,246

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value

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Notes to Financial Statements (continued)

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of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  At March 31, 2013, Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of net assets:

Fund	Retirement Plan
Core Plus Fund	0.06%
International Bond Fund	1.14%
Limited Term Government and Agency Fund	0.19%

Additionally, as of March 31, 2013, Natixis US held shares of Core Plus Bond Fund representing less than 0.01% of the Funds’ net assets.

7.  Class-Specific Expenses.  For the period from February 1, 2013 through March 31, 2013, Core Plus Bond Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, none of the Funds had borrowings under these agreements.

9.  Concentration of Risk.  International Bond Fund is a non-diversified fund. Compared with diversified mutual funds, International Bond Fund may invest a greater percentage of its assets in a particular country. Therefore, International Bond Fund’s returns could be significantly affected by the performance of any one of the small number of countries in its portfolio.

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Notes to Financial Statements (continued)

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Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

10.  Corporate Tax Expense.  Loomis Sayles Limited Term Government and Agency Fund paid federal corporate income taxes in the amount of $224,327 on undistributed net long-term capital gains as of September 30, 2012.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2013, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Fund	Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
Core Plus Bond Fund	—	—	0.06%	0.06%
High Income Fund	1	8.29%	—	8.29%
International Bond Fund	—	—	1.14%	1.14%
Limited Term Government and Agency Fund	—	—	0.19%	0.19%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

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Notes to Financial Statements (continued)

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12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	15,160,342	$204,360,732	27,370,858	$355,172,674
Issued in connection with the reinvestment of distributions	1,173,996	15,711,303	1,087,023	14,031,796
Redeemed	(9,035,621)	(121,360,258)	(11,683,801)	(151,134,746)

Net change	7,298,717	$98,711,777	16,774,080	$218,069,724

Class B
Issued from the sale of shares	3,215	$43,792	18,163	$232,753
Issued in connection with the reinvestment of distributions	3,912	52,602	8,025	103,306
Redeemed	(51,040)	(692,046)	(92,873)	(1,209,379)

Net change	(43,913)	$(595,652)	(66,685)	$(873,320)

Class C
Issued from the sale of shares	5,077,786	$68,483,169	11,681,836	$152,094,275
Issued in connection with the reinvestment of distributions	394,292	5,276,103	326,978	4,220,534
Redeemed	(2,664,936)	(35,819,449)	(2,493,106)	(32,473,101)

Net change	2,807,142	$37,939,823	9,515,708	$123,841,708

Class N*
Issued from the sale of shares	74	$1,000	—	$—
Issued in connection with the reinvestment of distributions	1	6	—	—
Redeemed	—	—	—	—

Net change	75	$1,006	—	$—

Class Y
Issued from the sale of shares	24,805,829	$336,214,333	44,233,390	$579,833,966
Issued in connection with the reinvestment of distributions	1,445,923	19,472,407	884,004	11,568,457
Redeemed	(12,443,382)	(168,198,704)	(9,666,030)	(127,951,720)

Net change	13,808,370	$187,488,036	35,451,364	$463,450,703

Increase (decrease) from capital share transactions	23,870,391	$323,544,990	61,674,467	$804,488,815

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.

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Notes to Financial Statements (continued)

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12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,532,490	$16,796,129	21,107,989	$93,628,788
Issued in connection with the reinvestment of distributions	504,771	2,373,208	2,189,836	9,162,829
Redeemed	(7,952,963)	(36,983,152)	(15,882,475)	(70,067,314)

Net change	(3,915,702)	$(17,813,815)	7,415,350	$32,724,303

Class B
Issued from the sale of shares	11,265	$52,498	5,673	$24,777
Issued in connection with the reinvestment of distributions	2,698	12,740	19,672	81,687
Redeemed	(27,373)	(128,616)	(68,910)	(305,756)

Net change	(13,410)	$(63,378)	(43,565)	$(199,292)

Class C
Issued from the sale of shares	308,469	$1,463,105	805,879	$3,533,514
Issued in connection with the reinvestment of distributions	82,826	390,987	421,300	1,752,724
Redeemed	(562,503)	(2,667,659)	(1,101,851)	(4,859,465)

Net change	(171,208)	$(813,567)	125,328	$426,773

Class Y
Issued from the sale of shares	12,841,971	$60,681,524	27,436,571	$123,173,948
Issued in connection with the reinvestment of distributions	773,765	3,644,938	1,416,350	5,940,281
Redeemed	(6,249,969)	(29,530,212)	(13,232,329)	(58,722,847)

Net change	7,365,767	$34,796,250	15,620,592	$70,391,382

Increase (decrease) from capital share transactions	3,265,447	$16,105,490	23,117,705	$103,343,166

97  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
International Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	316,143	$3,197,898	550,775	$5,589,441
Issued in connection with the reinvestment of distributions	28,743	293,354	89,124	883,291
Redeemed	(354,356)	(3,576,485)	(499,605)	(5,230,159)

Net change	(9,470)	$(85,233)	140,294	$1,242,573

Class C
Issued from the sale of shares	72,366	$741,737	119,315	$1,209,211
Issued in connection with the reinvestment of distributions	8,638	87,632	46,134	453,165
Redeemed	(87,155)	(880,772)	(435,796)	(4,443,773)

Net change	(6,151)	$(51,403)	(270,347)	$(2,781,397)

Class Y
Issued from the sale of shares	97,520	$996,950	611,695	$6,195,469
Issued in connection with the reinvestment of distributions	4,552	46,389	19,724	195,522
Redeemed	(90,376)	(905,845)	(854,117)	(8,765,676)

Net change	11,696	$137,494	(222,698)	$(2,374,685)

Increase (decrease) from capital share transactions	(3,925)	$858	(352,751)	$(3,913,509)

|  98

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

12.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,765,464	$93,155,497	15,612,122	$186,297,906
Issued in connection with the reinvestment of distributions	277,486	3,324,055	513,246	6,128,335
Redeemed	(6,380,179)	(76,440,569)	(11,137,817)	(132,584,098)

Net change	1,662,771	$20,038,983	4,987,551	$59,842,143

Class B
Issued from the sale of shares	44,776	$536,875	67,643	$803,090
Issued in connection with the reinvestment of distributions	4,768	57,061	12,997	154,932
Redeemed	(131,959)	(1,577,464)	(310,167)	(3,693,689)

Net change	(82,415)	$(983,528)	(229,527)	$(2,735,667)

Class C
Issued from the sale of shares	1,636,433	$19,650,020	2,463,981	$29,387,942
Issued in connection with the reinvestment of distributions	29,287	351,108	59,828	714,780
Redeemed	(1,361,058)	(16,313,851)	(2,044,375)	(24,403,572)

Net change	304,662	$3,687,277	479,434	$5,699,150

Class Y
Issued from the sale of shares	9,332,677	$112,390,763	19,006,051	$227,577,207
Issued in connection with the reinvestment of distributions	159,324	1,914,808	205,462	2,463,226
Redeemed	(7,628,756)	(91,690,542)	(11,948,359)	(142,880,346)

Net change	1,863,245	$22,615,029	7,263,154	$87,160,087

Increase (decrease) from capital share transactions	3,748,263	$45,357,761	12,500,612	$149,965,713

99  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

13.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Natixis Funds Trust I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	155,355,305	2,570,091
Edmond J. English	155,184,008	2,741,388
David L. Giunta	155,338,710	2,586,686
Martin T. Meehan	155,091,993	2,833,403

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  100

SEMIANNUAL REPORT

March 31, 2013

Loomis Sayles Investment Grade Bond Fund

Portfolio Review page  1

Portfolio of Investments page 6

Financial Statements page 27

Notes to Financial Statements page 33

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols
Matthew J. Eagan, CFA	Class A	LIGRX
Daniel J. Fuss, CFA, CIC	Class B	LGBBX
Kathleen C. Gaffney, CFA*	Class C	LGBCX
Brian P. Kennedy	Class N	LGBNX
Elaine M. Stokes	Class Y	LSIIX
	Admin Class	LIGAX
Loomis, Sayles & Company, L.P.

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the fund.

Objective

High total investment return through a combination of current income and capital appreciation.

Strategy

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade, fixed-income securities, although it may invest up to 10% of its assets in below investment-grade fixed-income securities and up to 10% of its assets in equity securities (including up to 5% in common stocks). The Fund may also invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging markets securities.

1  |

Average Annual Total Returns — March 31, 20134

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 12/31/96)[1]
NAV	2.81%	8.19%	8.07%	8.35%	—%
With 4.50% Maximum Sales Charge	-1.81	3.35	7.08	7.86	—

Class B (Inception 9/12/03)[1]
NAV	2.36	7.33	7.20	7.46	—
With CDSC[2]	-2.60	2.33	6.90	7.46	—

Class C (Inception 9/12/03)[1]
NAV	2.37	7.36	7.26	7.51	—
With CDSC[2]	1.38	6.36	7.26	7.51	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	0.45

Class Y (Inception 12/31/96)
NAV	2.94	8.45	8.36	8.66	—

Admin Class (Inception 2/1/10)[1]
NAV	2.69	7.94	7.72	7.88	—

Comparative Performance
Barclays U.S. Government/Credit Bond Index[3]	0.21	4.56	5.50	5.06	0.77

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to 9/15/03, performance of Class A shares is that of Retail Class shares, which were redesignated as Class A shares, restated to reflect the sales load of Class A shares. Prior to the inception of Class B and C shares (9/12/03), performance is that of Institutional Class shares, which were redesignated as Class Y shares, restated to reflect the higher net expenses and sales loads of Class B and C shares. Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Government/Credit Bond Index is an unmanaged index that includes U.S. Treasuries, government-related issues, and investment grade U.S. corporate securities.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  2

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. These costs are described in more detail in the fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (from February 1, 2013, for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period row as shown below for your class.

The second line in the table for each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD* 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,028.10		$4.20	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79		$4.18	*
Class B
Actual	$1,000.00	$1,023.60		$7.97	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05		$7.95	*
Class C
Actual	$1,000.00	$1,023.70		$7.97	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05		$7.95	*
Class N
Actual	$1,000.00	$1,004.50	[2]	$1.04	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69		$3.28	*
Class Y
Actual	$1,000.00	$1,029.40		$2.93	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,022.04		$2.92	*
Admin Class
Actual	$1,000.00	$1,026.90		$5.46	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55		$5.44	*

*	Hypothetical expenses are equal to the Fund's annualized expense ratio (after waiver/reimbursement): 0.83%, 1.58%, 1.58%, 0.65%, 0.58% and 1.08% for Class A, B, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C, Y and Admin Class are equal to the Fund’s annualized expense ratio: 0.83%, 1.58%, 1.58%, 0.58% and 1.08%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.65%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

5  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 94.6% of Net Assets
Non-Convertible Bonds — 90.5%
	ABS Car Loan — 0.9%
$692,500	Avis Budget Rental Car Funding AESOP LLC, Series 2010-2A, Class B, 5.740%, 8/20/2014, 144A	$698,503
21,683,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class B, 6.740%, 5/20/2016, 144A	23,701,709
20,939,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	22,691,258
18,620,000	Chesapeake Funding LLC, Series 2009-2A, Class B, 1.953%, 9/15/2021, 144A(b)	18,736,654
16,736,000	Chesapeake Funding LLC, Series 2009-2A, Class C, 1.953%, 9/15/2021, 144A(b)	16,826,542
19,574,000	Ford Auto Securitization Trust, Series 2010-R3A, Class A3, 2.714%, 9/15/2015, 144A, (CAD)	19,493,072
5,481,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	5,529,290

		107,677,028

	ABS Credit Card — 0.6%
28,592,000	Chase Issuance Trust, Series 2007-B1, Class B1, 0.453%, 4/15/2019(b)	28,506,739
19,182,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	20,620,688
14,465,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	14,988,705
2,324,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	2,540,004

		66,656,136

	ABS Other — 1.1%
1,454,106	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	1,468,412
5,470,985	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	5,615,763
25,453,689	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	26,569,605
23,178,118	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	23,754,071
39,177,591	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	47,145,451
15,405,200	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	16,630,313
4,415,206	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	4,610,442
10,642,454	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	11,562,388

		137,356,445

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Aerospace & Defense — 0.8%
$2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	$2,152,500
78,795,000	Textron, Inc., 5.950%, 9/21/2021	90,604,243

		92,756,743

	Airlines — 2.6%
12,000,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 7/15/2025, 144A	12,202,500
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	18,431,700
100,553	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	102,564
608,348	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	649,411
794,940	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	878,409
8,572,640	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	9,935,690
1,718,519	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,933,333
3,095,792	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,426,918
53,634,359	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	61,009,083
11,279,083	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	12,191,335
24,373,290	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	28,181,616
18,963,928	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	22,140,386
3,065,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	3,186,926
1,735,318	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,965,248
12,273,549	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	13,516,860
31,172,617	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	36,004,373
2,514,151	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,790,707
18,071,151	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	20,601,112
5,783,610	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	6,117,903
22,780,759	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	24,745,599
5,121,076	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	5,889,237
16,403,484	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	18,822,998
9,930,000	US Airways Pass Through Trust, Series 2012-2A, Class A , 4.625%, 12/03/2026	10,352,025

		315,075,933

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — 1.0%
$36,651,000	Cummins, Inc., 5.650%, 3/01/2098	$37,302,985
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,588,181
2,426,000	Ford Motor Co., 6.375%, 2/01/2029	2,708,379
125,000	Ford Motor Co., 6.500%, 8/01/2018	147,027
255,000	Ford Motor Co., 6.625%, 2/15/2028	287,187
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	5,848,556
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	4,075,060
4,823,000	Ford Motor Co., 7.450%, 7/16/2031	6,099,725
240,000	Ford Motor Co., 7.500%, 8/01/2026	291,042
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,507,050
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	46,795,703
338,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	348,048
5,319,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	5,869,203
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,393,700

		124,261,846

	Banking — 13.6%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	30,392,544
1,634,000	Ally Financial, Inc., 6.750%, 12/01/2014	1,752,465
2,285,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,879,100
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	8,596,505
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	43,817,120
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,978,334
9,805,000	Bank of America Corp., 6.000%, 9/01/2017	11,383,085
11,100,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,442,112
5,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	5,272,651
2,393,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	3,039,775
17,249,000	Bank of America NA, 5.300%, 3/15/2017	19,327,142
10,227,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	11,399,168
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,597,295
337,230,000,000	Barclays Financial LLC, EMTN, 8.250%, 10/27/2014, (IDR)	35,747,595
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,452,072
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	413,570
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	10,339,323
51,425,000	Citigroup, Inc., 4.450%, 1/10/2017	56,615,634
6,473,000	Citigroup, Inc., 5.000%, 9/15/2014	6,796,844
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	2,621,540
10,000,000	Citigroup, Inc., 5.375%, 8/09/2020	11,707,460
14,680,000	Citigroup, Inc., 5.500%, 2/15/2017	16,324,600
2,740,000	Citigroup, Inc., 5.875%, 2/22/2033	3,006,868
9,875,000	Citigroup, Inc., 6.125%, 5/15/2018	11,764,384
8,705,000	Citigroup, Inc., 6.125%, 8/25/2036	9,954,385
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	39,743,651
21,257,000	Citigroup, Inc., 6.375%, 8/12/2014	22,780,510
2,398,000	Citigroup, Inc., EMTN, 1.480%, 11/30/2017, (EUR)(b)	2,960,145
55,770,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	59,511,888
4,625,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	4,951,590

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$27,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	$28,528,608
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	86,828,197
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,265,633
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	125,875,762
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,570,642
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,278,493
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,111,470
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	719,250
4,000,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,950,938
2,950,000	JPMorgan Chase & Co., EMTN, 1.056%, 5/30/2017, (GBP)(b)	4,226,881
12,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	1,228,341
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,718,961
100,000	Keybank NA, 6.950%, 2/01/2028	124,325
9,787,000	Lloyds TSB Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	10,115,337
81,622,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	91,528,952
6,479,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	7,231,724
4,300,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	4,780,658
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	116,362,195
9,780,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	5,214,871
3,132,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,275,716
11,641,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	14,050,920
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	44,855,050
2,652,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	3,112,631
1,500,000	Morgan Stanley, 0.784%, 10/15/2015(b)	1,475,113
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,453,898
28,007,000	Morgan Stanley, 3.750%, 2/25/2023	28,309,083
14,023,000	Morgan Stanley, 3.800%, 4/29/2016	14,877,337
5,995,000	Morgan Stanley, 4.875%, 11/01/2022	6,355,371
82,729,000	Morgan Stanley, 5.500%, 7/24/2020	95,275,763
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,817,969
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	135,057,044
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	69,610,112
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	938,428
5,400,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	6,187,082
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	26,998,998
3,800,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	4,162,459
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	43,932,315
5,187,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	6,200,550
9,400,000	Morgan Stanley, Series F, MTN, 0.753%, 10/18/2016(b)	9,157,724
9,044,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	10,470,673
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,675,539
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,202,342
8,638,000	National City Corp., 6.875%, 5/15/2019	10,694,215
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	37,131,298

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	$6,723,572
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	8,514,053
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	1,982,774
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	757,050
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	17,297,141
1,000,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,287,324
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,888,578
1,400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,432,522
8,100,000	Santander US Debt SAU, 3.724%, 1/20/2015, 144A	8,188,047
30,886,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	34,514,178
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,844,236
17,861,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	19,134,489

		1,658,072,187

	Brokerage — 1.5%
55,355,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	56,068,083
13,100,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(c)	13,619,441
43,310,000	Jefferies Group LLC, 5.125%, 1/20/2023	45,855,588
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,326,665
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,679,800
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,976,307
23,835,000	Jefferies Group LLC, 8.500%, 7/15/2019	29,672,430

		177,198,314

	Building Materials — 1.0%
6,640,000	Masco Corp., 4.800%, 6/15/2015	6,992,033
10,942,000	Masco Corp., 5.850%, 3/15/2017	12,093,120
6,616,000	Masco Corp., 6.125%, 10/03/2016	7,388,114
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,171,430
28,539,000	Masco Corp., 7.125%, 3/15/2020	33,316,942
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,443,940
4,949,000	Owens Corning, Inc., 6.500%, 12/01/2016	5,571,817
41,379,000	Owens Corning, Inc., 7.000%, 12/01/2036	47,082,433
1,037,000	USG Corp., 6.300%, 11/15/2016	1,099,220

		126,159,049

	Chemicals — 0.0%
1,700,000	Methanex Corp., 5.250%, 3/01/2022	1,895,823
2,349,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	2,548,233

		4,444,056

	Commercial Mortgage-Backed Securities — 3.5%
2,477,877	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	2,764,533
33,167,701	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	37,701,129

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Commercial Mortgage-Backed Securities — continued
$12,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	$13,660,320
62,292,812	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.680%, 6/15/2039(b)	71,521,492
34,381,273	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.764%, 9/15/2039(b)	39,613,621
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	7,743,994
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	70,582,667
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	69,881,555
23,544,272	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	27,189,490
15,928,923	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.807%, 6/15/2049(b)	18,291,851
21,524,263	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	24,473,991
3,131,798	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.866%, 6/15/2038(b)	3,552,198
1,311,441	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,488,887
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.787%, 8/12/2045, 144A(b)	11,117,209
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,830,679
3,621,142	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	4,087,270
6,222,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	7,040,797
4,250,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.549%, 3/15/2044, 144A(b)	4,409,978

		422,951,661

	Construction Machinery — 0.3%
23,638,000	Case New Holland, Inc., 7.750%, 9/01/2013	24,205,312
6,787,000	Toro Co., 6.625%, 5/01/2037(c)	6,947,513
400,000	United Rentals North America, Inc., 8.375%, 9/15/2020	446,000

		31,598,825

	Consumer Products — 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,608,919
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	14,267,111

		22,876,030

	Diversified Manufacturing — 0.2%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,683,712
2,814,000	Textron Financial Corp., 5.400%, 4/28/2013	2,823,306
1,181,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	1,241,877
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	19,186,930

		24,935,825

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — 1.9%
$33,870,592	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$36,320,282
10,973,249	Bruce Mansfield Unit, 6.850%, 6/01/2034	11,893,905
17,435,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	19,752,687
876,000	Commonwealth Edison Co., 4.700%, 4/15/2015	946,692
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	12,346,425
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,368,000
1,000,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	1,322,885
900,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	1,229,046
979,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	998,572
4,491,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	5,544,167
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	38,498,999
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	9,301,583
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	10,652,194
3,603,000	Exelon Corp., 4.900%, 6/15/2015	3,900,060
3,600,000	Iberdrola Finance Ireland Ltd., 3.800%, 9/11/2014, 144A	3,706,848
1,864,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	2,106,156
7,210,570	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)	7,697,846
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	60,918,511
2,850,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	2,130,375

		232,635,233

	Entertainment — 0.0%
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	4,278,719

	Financial Other — 0.9%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	73,822,526
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	38,273,754

		112,096,280

	Food & Beverage — 0.0%
2,450,000	Cargill, Inc., EMTN, 5.375%, 3/02/2037, (GBP)	4,321,243

	Government Guaranteed — 0.4%
12,910,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	12,296,557
11,311,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	11,615,127
31,142,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	29,594,713

		53,506,397

	Government Owned – No Guarantee — 1.1%
3,720,000	Abu Dhabi National Energy Co., 6.500%, 10/27/2036, 144A	4,622,100
36,975,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	45,756,563
58,060,000	DP World Ltd., 6.850%, 7/02/2037, 144A	66,014,220
26,030,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	2,683,762
27,800,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	2,920,037
15,170,000	Korea Gas Corp., 6.000%, 7/15/2014, 144A	16,109,114
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,390,948

		139,496,744

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Sponsored — 0.5%
$66,200,000	Federal Home Loan Bank, 1.875%, 6/21/2013	$66,464,469

	Health Insurance — 0.0%
1,569,000	CIGNA Corp., 7.875%, 5/15/2027	2,106,138
1,174,000	CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,620,120

		3,726,258

	Healthcare — 1.1%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,990,917
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,846,293
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	12,064,803
9,278,000	HCA, Inc., 5.750%, 3/15/2014	9,614,327
802,000	HCA, Inc., 5.875%, 3/15/2022	864,155
52,905,000	HCA, Inc., 5.875%, 5/01/2023	55,021,200
3,729,000	HCA, Inc., 6.375%, 1/15/2015	3,994,691
3,127,000	HCA, Inc., 6.500%, 2/15/2016	3,424,065
357,000	HCA, Inc., 6.750%, 7/15/2013	362,132
2,936,000	HCA, Inc., 7.050%, 12/01/2027	2,877,280
2,241,000	HCA, Inc., 7.190%, 11/15/2015	2,470,703
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,407,330
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,307,640
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,063,972
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,663,680
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,249,958
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,068,000
2,256,000	Owens & Minor, Inc., 6.350%, 4/15/2016	2,469,147
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	2,013,000

		131,773,293

	Home Construction — 0.1%
2,006,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	1,715,130
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,832,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,584,835

		14,131,965

	Independent Energy — 1.1%
11,930,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	14,239,791
1,065,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,163,513
1,015,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,106,350
9,787,000	EQT Corp., 8.125%, 6/01/2019	12,149,670
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	69,551,321
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,475,300
24,155,000	Plains Exploration & Production Co., 6.500%, 11/15/2020	26,691,275

		132,377,220

	Industrial Other — 0.0%
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,348,157

	Life Insurance — 0.9%
7,100,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	11,785,992
6,910,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	8,088,957

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — continued
$2,036,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	$2,332,305
9,777,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	12,746,562
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	884,320
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,815,748
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	18,054,855
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	10,892,348
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,098,780
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,330,052
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	18,980,271
4,732,000	Unum Group, 7.125%, 9/30/2016	5,580,334

		107,590,524

	Local Authorities — 2.7%
59,530,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	59,687,043
800,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	687,072
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	6,636,179
99,450,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	104,386,177
68,930,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	79,188,519
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	20,189,834
13,590	Province of Alberta, 5.930%, 9/16/2016, (CAD)	14,729
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	664,281
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	26,883,243
26,518,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	28,744,298

		327,081,375

	Lodging — 0.5%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	57,636,310
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	114,035

		57,750,345

	Media Cable — 1.0%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	20,242,309
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,762,536
78,178,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	96,203,658

		121,208,503

	Media Non-Cable — 0.3%
5,000,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	4,668,750
4,482,000	News America, Inc., 8.150%, 10/17/2036	6,128,095
5,000,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	5,256,250
6,250,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,515,625
10,870,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	11,739,600

		34,308,320

	Metals & Mining — 1.8%
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	15,534,135
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	16,091,520

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)		Description	Value (†)
		Metals & Mining — continued
$45,700,000		Alcoa, Inc., 5.900%, 2/01/2027	$48,548,984
5,505,000		Alcoa, Inc., 5.950%, 2/01/2037	5,314,373
5,804,000		Alcoa, Inc., 6.750%, 1/15/2028	6,370,610
430,000		ArcelorMittal, 6.000%, 3/01/2021	452,084
6,885,000		ArcelorMittal, 6.125%, 6/01/2018	7,435,800
4,085,000		ArcelorMittal, 6.750%, 2/25/2022	4,464,349
47,920,000		ArcelorMittal, 7.250%, 3/01/2041	47,680,400
19,365,000		ArcelorMittal, 7.500%, 10/15/2039	19,897,537
4,500,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	3,656,250
1,943,000		United States Steel Corp., 6.050%, 6/01/2017	2,045,007
4,612,000		United States Steel Corp., 6.650%, 6/01/2037	4,243,040
31,210,000		United States Steel Corp., 7.000%, 2/01/2018	33,550,750
3,655,000		Vale Overseas Ltd., 6.875%, 11/21/2036	4,151,554

			219,436,393

		Mortgage Related — 0.0%
62,598		FHLMC, 5.000%, 12/01/2031	67,525
9,172		FNMA, 6.000%, 7/01/2029	10,276

			77,801

		Non-Captive Consumer — 2.3%
88,610,000		SLM Corp., 5.500%, 1/25/2023	87,945,425
62,425	(††)	SLM Corp., 6.000%, 12/15/2043	1,519,944
7,371,000		SLM Corp., MTN, 3.875%, 9/10/2015	7,675,334
2,270,000		SLM Corp., MTN, 4.625%, 9/25/2017	2,357,967
8,895,000		SLM Corp., MTN, 7.250%, 1/25/2022	9,940,162
641,000		SLM Corp., MTN, 8.000%, 3/25/2020	743,560
5,616,000		SLM Corp., Series A, MTN, 0.601%, 1/27/2014(b)	5,568,421
6,547,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	6,907,085
15,792,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	15,882,188
19,496,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	18,033,800
30,667,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	36,340,395
4,893,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	5,027,558
87,676,000		Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	88,114,380

			286,056,219

		Non-Captive Diversified — 2.8%
3,075,000		Ally Financial, Inc., 7.500%, 12/31/2013	3,205,687
5,543,000		Ally Financial, Inc., 8.000%, 12/31/2018	6,630,814
3,500,000		General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	3,916,403
7,570,000		General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 5/15/2013, (AUD)	7,904,081
3,100,000		General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 4/15/2015, (AUD)	3,366,194
1,874,000		General Electric Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	2,074,631
1,365,000		General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	1,351,436
35,580,000		General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	29,432,750

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Diversified — continued
51,370,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	$45,104,106
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	12,960,002
36,850,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	32,803,188
10,247,000	General Electric Capital Corp., Series A, MTN, 0.604%, 5/13/2024(b)	9,146,523
16,696,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	18,010,593
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	23,913,720
210,000	International Lease Finance Corp., 3.875%, 4/15/2018	209,475
35,005,000	International Lease Finance Corp., 5.875%, 4/01/2019	37,810,826
548,000	International Lease Finance Corp., 5.875%, 8/15/2022	590,641
26,200,000	International Lease Finance Corp., 6.250%, 5/15/2019	28,689,000
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	70,992,325
1,473,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	1,498,778
1,415,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	1,476,906
691,000	iStar Financial, Inc., 8.625%, 6/01/2013	697,910

		341,785,989

	Oil Field Services — 0.5%
5,965,000	Nabors Industries, Inc., 6.150%, 2/15/2018	6,782,175
22,583,000	Nabors Industries, Inc., 9.250%, 1/15/2019	29,045,848
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	29,154,507
587,000	Transocean Ltd., 7.375%, 4/15/2018	701,445

		65,683,975

	Paper — 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,210,741
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	27,480,052
715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	939,695
2,672,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,638,104
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	875,083
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,540,460
6,161,000	International Paper Co., 5.250%, 4/01/2016	6,826,635
7,049,000	International Paper Co., 8.700%, 6/15/2038	10,333,898
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(c)	5,843,592
5,442,000	Westvaco Corp., 8.200%, 1/15/2030	6,776,569
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	31,561,809
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	9,066,827
18,254,000	Weyerhaeuser Co., 7.375%, 3/15/2032	23,104,964

		133,198,429

	Pharmaceuticals — 0.0%
489,000	Schering-Plough Corp., 5.300%, 12/01/2013	505,147

	Pipelines — 3.2%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	732,865
528,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	611,307
1,571,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,791,344
9,257,000	Enterprise Products Operating LLC, 4.050%, 2/15/2022	10,039,318
3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	4,318,286
14,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	16,058,228

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pipelines — continued
$17,765,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	$20,785,867
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,911,269
55,614,000	Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018	66,306,459
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	329,461
27,777,750	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	28,961,638
30,760,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	32,759,400
635,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	644,525
4,950,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	5,544,000
13,790,000	NiSource Finance Corp., 6.125%, 3/01/2022	16,506,299
24,110,000	NiSource Finance Corp., 6.400%, 3/15/2018	28,953,337
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	26,373,705
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	11,754,211
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	57,831,850
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,739,795
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,205,789
15,683,000	Plains All American Pipeline LP, 6.500%, 5/01/2018	19,282,829
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,807,828
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	23,052,887

		390,302,497

	Property & Casualty Insurance — 0.5%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	3,110,440
3,083,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	3,629,178
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	10,144,215
1,889,000	MBIA Insurance Corp., 11.564%, 1/15/2033, 144A(b)(e)	434,470
14,575,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	15,085,125
7,609,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	8,560,399
13,521,000	Willis North America, Inc., 7.000%, 9/29/2019	16,121,264
2,212,000	XL Group PLC, 6.250%, 5/15/2027	2,688,724
1,463,000	XL Group PLC, 6.375%, 11/15/2024	1,774,278

		61,548,093

	Property Trust — 0.4%
36,192,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	44,758,212

	Railroads — 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	12,456,052
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(c)	213,892
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	1,360,800
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	172,378

		14,203,122

	Real Estate Operations/Development — 0.1%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,148,854

	Refining — 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	8,583,228

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	REITs – Apartments — 0.3%
$12,243,000	Camden Property Trust, 5.000%, 6/15/2015	$13,209,316
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	18,851,703
988,000	ERP Operating LP, 5.125%, 3/15/2016	1,099,938
1,762,000	ERP Operating LP, 5.375%, 8/01/2016	1,996,055
1,508,000	ERP Operating LP, 5.750%, 6/15/2017	1,762,213

		36,919,225

	REITs – Diversified — 0.2%
4,140,000	Duke Realty LP, 5.950%, 2/15/2017	4,736,322
19,574,000	Duke Realty LP, 6.500%, 1/15/2018	23,145,315

		27,881,637

	REITs – Healthcare — 0.1%
5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	7,030,119

	REITs – Office Property — 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	23,353,302
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	13,675,104

		37,028,406

	REITs – Regional Malls — 0.2%
2,427,000	Simon Property Group LP, 5.250%, 12/01/2016	2,761,467
12,209,000	Simon Property Group LP, 5.750%, 12/01/2015	13,633,522
1,889,000	Simon Property Group LP, 5.875%, 3/01/2017	2,195,188
4,066,000	Simon Property Group LP, 6.100%, 5/01/2016	4,645,974

		23,236,151

	REITs – Shopping Centers — 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,575,608
1,918,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	2,162,549

		7,738,157

	REITs – Single Tenant — 0.3%
5,862,000	Realty Income Corp., 5.750%, 1/15/2021	6,830,397
25,529,000	Realty Income Corp., 6.750%, 8/15/2019	31,580,828

		38,411,225

	REITs – Warehouse/Industrials — 0.5%
3,873,000	ProLogis LP, 5.625%, 11/15/2015	4,250,327
11,179,000	ProLogis LP, 5.625%, 11/15/2016	12,667,797
10,889,000	ProLogis LP, 5.750%, 4/01/2016	12,102,350
9,698,000	ProLogis LP, 6.625%, 5/15/2018	11,662,097
18,869,000	ProLogis LP, 7.375%, 10/30/2019	23,626,856

		64,309,427

	Restaurants — 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,801,480

	Retailers — 0.3%
7,996,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	6,796,600
8,139,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	6,104,250
12,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	11,340

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$8,656,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	$6,308,060
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,773,707
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,667,865

		40,661,822

	Sovereigns — 1.2%
44,750,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	23,584,684
24,178,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	14,357,837
52,555,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	57,552,455
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	38,522,770
1,415,381,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	8,044,826
391,985,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,276,282
820,777,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	5,136,436

		149,475,290

	Supermarkets — 0.2%
4,130,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	4,986,975
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,092,677
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,904,520
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,284,244
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	6,378,750
979,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	706,104
7,255,000	SUPERVALU, Inc., 8.000%, 5/01/2016	7,545,200

		29,898,470

	Supranational — 1.3%
11,745,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	5,998,770
192,350,850,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	19,687,384
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	10,930,708
329,210,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	33,634,133
410,030,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	41,140,134
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	11,933,271
15,070,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	12,162,432
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	28,008,064

		163,494,896

	Technology — 2.0%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	3,542,000
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,206,094
3,059,000	Avnet, Inc., 5.875%, 3/15/2014	3,194,376
6,097,000	Avnet, Inc., 6.000%, 9/01/2015	6,631,122
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,713,690
56,271,000	Corning, Inc., 7.000%, 5/15/2024	73,614,341
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,617,538
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,810,584
112,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	115,360

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)		Description	Value (†)
		Technology — continued
$70,969,000		Ingram Micro, Inc., 5.250%, 9/01/2017	$77,472,670
7,795,000		Intuit, Inc., 5.750%, 3/15/2017	8,926,943
19,078,000		KLA-Tencor Corp., 6.900%, 5/01/2018	22,870,821
1,502,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	1,667,451
2,115,000		Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,709,315
5,603,000		Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,700,258
561,000		Xerox Corp., 6.350%, 5/15/2018	657,492
7,110,000		Xerox Corp., 6.750%, 2/01/2017	8,204,784

			237,654,839

		Textile — 0.0%
3,755,000		Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,615,184

		Tobacco — 0.1%
8,128,000		Reynolds American, Inc., 6.750%, 6/15/2017	9,782,950

		Transportation Services — 0.7%
8,436,000		Erac USA Finance Co., 6.375%, 10/15/2017, 144A	10,147,605
2,824,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,454,676
51,504,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	65,711,533

			79,313,814

		Treasuries — 24.7%
306,210,000		Canadian Government, 2.250%, 8/01/2014, (CAD)	306,366,745
372,145,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	377,991,763
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	93,300,473
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	161,982,982
106,195,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	104,970,859
194,485,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	217,058,930
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	4,456,846
183,949,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	207,342,583
63,908,516		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	87,480,026
66,038,126		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	88,433,231
29,854,296		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	41,101,176
63,183,488		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	87,552,139
1,130,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,434,354
1,130,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,481,865
1,120,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,538,180
1,890,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	19,091,579
12,263,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	11,669,720
108,370,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	90,848,141
726,401,000		Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	138,472,806
486,587,000		Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	89,793,765
604,939,000		Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	104,073,848
18,786,446		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	20,509,183
4,599,829		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	5,463,506
20,620,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	23,537,485
6,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	4,921,504
181,645,000		U.S. Treasury Note, 0.125%, 12/31/2014	181,332,752
151,650,000		U.S. Treasury Note, 0.250%, 10/31/2014	151,715,210

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$205,055,000	U.S. Treasury Note, 0.250%, 12/15/2015	$204,622,539
181,650,000	U.S. Treasury Note, 0.375%, 11/15/2015	181,933,737

		3,010,477,927

	Wireless — 0.8%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	47,656,573
31,416,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.500%, 11/15/2018	41,808,413
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	6,516,393
2,594,000	Sprint Capital Corp., 6.900%, 5/01/2019	2,846,915
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	729,810
91,000	Sprint Nextel Corp., 6.000%, 12/01/2016	98,735
1,619,000	Vodafone Group PLC, 5.000%, 9/15/2015	1,779,650

		101,436,489

	Wirelines — 4.4%
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	534,740
2,936,000	BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	3,009,517
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	65,762,400
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,940,100
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,626,760
121,506,000	Deutsche Telekom International Finance BV, 6.000%, 7/08/2019	147,153,730
24,103,000	Embarq Corp., 7.995%, 6/01/2036	25,373,469
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	864,188
200,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	224,240
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	2,669,801
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	10,076,544
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	24,404,516
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	270,549
300,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	390,809
1,698,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,916,915
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,655,627
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,934,381
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,495,604
333,000	Qwest Corp., 6.500%, 6/01/2017	385,245
14,480,000	Qwest Corp., 6.875%, 9/15/2033	14,392,859
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,705,311
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,311,000
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,715,388
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	43,086,116
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,984,957
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	552,764
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,049,303
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	15,431,548
1,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	2,662,804
2,700,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	4,115,240

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	$3,101,973
8,800,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	14,338,427
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	15,422,738
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	61,655,189
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,332,888
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,354,841

		530,902,481

	Total Non-Convertible Bonds (Identified Cost $9,738,463,988)	11,048,473,071

Convertible Bonds — 3.6%
	Automotive — 0.4%
34,827,000	Ford Motor Co., 4.250%, 11/15/2016	55,810,267

	Independent Energy — 0.4%
32,380,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	31,024,087
14,080,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	14,097,600

		45,121,687

	Life Insurance — 0.7%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	81,345,797

	Media Non-Cable — 0.0%
389,506	Liberty Media LLC, 3.500%, 1/15/2031	203,517

	Metals & Mining — 0.1%
11,535,000	United States Steel Corp., 2.750%, 4/01/2019	11,664,769

	REITs – Warehouse/Industrials — 0.3%
27,359,000	ProLogis LP, 3.250%, 3/15/2015	31,514,148

	Technology — 1.7%
35,120,000	Intel Corp., 2.950%, 12/15/2035	37,271,100
137,016,000	Intel Corp., 3.250%, 8/01/2039	164,933,010
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	12,285,066
30,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	35,025
85,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	105,028

		214,629,229

	Wirelines — 0.0%
2,926,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	3,410,619

	Total Convertible Bonds (Identified Cost $373,400,457)	443,700,033

Municipals — 0.5%
	District of Columbia — 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	18,650,647

	Illinois — 0.2%
530,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	561,042

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Illinois — continued
$24,640,000	State of Illinois, 5.100%, 6/01/2033	$24,264,240

		24,825,282

	Michigan — 0.0%
2,465,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	2,157,269

	Ohio — 0.0%
6,430,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	5,768,032

	Virginia — 0.1%
14,240,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	10,584,307

	Total Municipals (Identified Cost $56,610,026)	61,985,537

	Total Bonds and Notes (Identified Cost $10,168,474,471)	11,554,158,641

Senior Loans — 1.1%
	Non-Captive Diversified — 0.8%
28,470,291	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 4.750%, 7/16/2018(b)	28,577,054
18,000,000	AWAS Finance Luxembourg S.A.R.L., Term Loan B, 6/10/2016(f)	18,163,080
55,685,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b)	56,079,250

		102,819,384

	Chemicals — 0.2%
21,878,361	Tronox, Inc., Term Loan, 4.500%, 3/13/2020(b)	22,169,999

	Healthcare — 0.1%
6,538,350	Hologic, Inc., Term Loan B, 4.500%, 8/01/2019(b)	6,620,080

	Total Senior Loans (Identified Cost $129,957,733)	131,609,463

Shares
Common Stocks — 1.9%
	Electronic Equipment, Instruments & Components — 1.9%
17,550,000	Corning, Inc. (Identified Cost $226,654,590)	233,941,500

Preferred Stocks — 0.1%
	Metals & Mining — 0.1%
340,285	ArcelorMittal, 6.000% (Identified Cost $8,507,125)	7,128,971

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 1.0%
$718,012	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $718,013 on 4/01/2013 collateralized by $755,000 Federal National Mortgage Association, 2.080% due 11/02/2022 valued at $755,514 including accrued interest (Note 2 of Notes to Financial Statements)	$718,012
128,698,738	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $128,698,738 on 4/01/2013 collateralized by $725,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $724,850; $20,300,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $21,137,375; $99,620,000 U.S. Treasury Note, 4.250% due 8/15/2015 valued at $109,415,535 including accrued interest (Note 2 of Notes to Financial Statements)	128,698,738

	Total Short-Term Investments (Identified Cost $129,416,750)	129,416,750

	Total Investments — 98.7% (Identified Cost $10,663,010,669)(a)	12,056,255,325
	Other assets less liabilities — 1.3%	153,566,006

	Net Assets — 100.0%	$12,209,821,331

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $10,715,611,264 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,399,303,272
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(58,659,211)

	Net unrealized appreciation	$1,340,644,061

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of these securities amounted to $89,358,867 or 0.7% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Non-income producing security.
(f)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $1,756,986,021 or 14.4% of net assets.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	24.7%
Banking	13.6
Wirelines	4.4
Technology	3.7
Non-Captive Diversified	3.6
Commercial Mortgage-Backed Securities	3.5
Pipelines	3.2
Local Authorities	2.7
Airlines	2.6
Non-Captive Consumer	2.3
Metals & Mining	2.0
Other Investments, less than 2% each	31.4
Short-Term Investments	1.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	67.4%
Canadian Dollar	14.0
Euro	4.1
New Zealand Dollar	4.1
Australian Dollar	3.1
Norwegian Krone	2.7
Other, less than 2% each	3.3

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

ASSETS
Investments at cost	$10,663,010,669
Net unrealized appreciation	1,393,244,656

Investments at value	12,056,255,325
Cash	19,222,525
Foreign currency at value (identified cost $1,677,983)	1,700,816
Receivable for Fund shares sold	27,179,074
Receivable for securities sold	6,026,779
Dividends and interest receivable	153,444,892
Tax reclaims receivable	223,151

TOTAL ASSETS	12,264,052,562

LIABILITIES
Payable for securities purchased	18,000,000
Payable for Fund shares redeemed	29,985,754
Management fees payable (Note 5)	4,174,103
Deferred Trustees’ fees (Note 5)	411,706
Administrative fees payable (Note 5)	458,170
Payable to distributor (Note 5d)	158,537
Other accounts payable and accrued expenses	1,042,961

TOTAL LIABILITIES	54,231,231

NET ASSETS	$12,209,821,331

NET ASSETS CONSIST OF:
Paid-in capital	$10,786,872,380
Distributions in excess of net investment income	(817,633)
Accumulated net realized gain on investments and foreign currency transactions	31,037,498
Net unrealized appreciation on investments and foreign currency translations	1,392,729,086

NET ASSETS	$12,209,821,331

See accompanying notes to financial statements.

27  |

Statement of Assets and Liabilities (continued)

March 31, 2013 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,981,150,136

Shares of beneficial interest	235,492,331

Net asset value and redemption price per share	$12.66

Offering price per share (100/95.50 of net asset value) (Note 1)	$13.26

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$10,804,093

Shares of beneficial interest	857,918

Net asset value and offering price per share	$12.59

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,177,805,817

Shares of beneficial interest	173,505,015

Net asset value and offering price per share	$12.55

Class N shares:
Net assets	$1,004

Shares of beneficial interest	79

Net asset value, offering and redemption price per share	$12.67	*

Class Y shares:
Net assets	$7,019,374,453

Shares of beneficial interest	554,084,796

Net asset value, offering and redemption price per share	$12.67

Admin Class shares:
Net assets	$20,685,828

Shares of beneficial interest	1,636,758

Net asset value, offering and redemption price per share	$12.64

* Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

|  28

Statement of Operations

For the six months ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$275,600,884
Dividends	3,332,008
Less net foreign taxes withheld	(18,670)

278,914,222

Expenses
Management fees (Note 5)	24,474,210
Service and distribution fees (Note 5)	15,073,715
Administrative fees (Note 5)	2,711,496
Trustees’ fees and expenses (Note 5)	124,514
Transfer agent fees and expenses (Notes 5 and 6)	6,712,771
Audit and tax services fees	28,422
Custodian fees and expenses	272,836
Legal fees	85,013
Registration fees	210,202
Shareholder reporting expenses	882,400
Miscellaneous expenses	137,203

Total expenses	50,712,782
Less waiver and/or expense reimbursement (Note 5)	(3)

Net expenses	50,712,779

Net investment income	228,201,443

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain on:
Investments	89,409,359
Foreign currency transactions	374,919
Net change in unrealized appreciation (depreciation) on:
Investments	18,529,897
Foreign currency translations	(1,188,469)

Net realized and unrealized gain on investments and foreign currency transactions	107,125,706

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$335,327,149

See accompanying notes to financial statements.

29  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$228,201,443	$448,965,654
Net realized gain on investments and foreign currency transactions	89,784,278	183,960,071
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	17,341,428	573,143,807

Net increase in net assets resulting from operations	335,327,149	1,206,069,532

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(79,463,053)	(140,578,594)
Class B	(269,315)	(558,660)
Class C	(51,781,901)	(93,060,242)
Class N	(4)	—
Class Y	(192,880,145)	(295,684,484)
Admin Class	(476,425)	(455,185)
Class J	—	(1,366,652)
Net realized capital gains
Class A	(27,197,220)	(26,530,935)
Class B	(106,865)	(123,858)
Class C	(20,576,316)	(20,065,620)
Class Y	(63,063,034)	(48,043,542)
Admin Class	(171,884)	(72,361)
Class J	—	(427,583)

Total distributions	(435,986,162)	(626,967,716)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	222,833,618	1,700,532,135

Net increase in net assets	122,174,605	2,279,633,951
NET ASSETS
Beginning of the period	12,087,646,726	9,808,012,775

End of the period	$12,209,821,331	$12,087,646,726

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(817,633)	$95,851,767

See accompanying notes to financial statements.

|  30

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
3/31/2013(f)	$12.76	$0.24	$0.11	$0.35	$(0.33)	$(0.12)	$(0.45)
9/30/2012	12.12	0.51	0.86	1.37	(0.62)	(0.11)	(0.73)
9/30/2011	12.56	0.57	(0.15)	0.42	(0.60)	(0.26)	(0.86)
9/30/2010	11.64	0.55	0.96	1.51	(0.56)	(0.03)	(0.59)
9/30/2009	10.54	0.60	1.22	1.82	(0.59)	(0.13)	(0.72)
9/30/2008	11.73	0.60	(1.15)	(0.55)	(0.64)	—	(0.64)
Class B
3/31/2013(f)	12.70	0.19	0.11	0.30	(0.29)	(0.12)	(0.41)
9/30/2012	12.06	0.42	0.86	1.28	(0.53)	(0.11)	(0.64)
9/30/2011	12.50	0.47	(0.14)	0.33	(0.51)	(0.26)	(0.77)
9/30/2010	11.59	0.45	0.95	1.40	(0.46)	(0.03)	(0.49)
9/30/2009	10.50	0.51	1.21	1.72	(0.50)	(0.13)	(0.63)
9/30/2008	11.68	0.50	(1.14)	(0.64)	(0.54)	—	(0.54)
Class C
3/31/2013(f)	12.66	0.19	0.11	0.30	(0.29)	(0.12)	(0.41)
9/30/2012	12.03	0.42	0.85	1.27	(0.53)	(0.11)	(0.64)
9/30/2011	12.47	0.47	(0.14)	0.33	(0.51)	(0.26)	(0.77)
9/30/2010	11.56	0.46	0.96	1.42	(0.48)	(0.03)	(0.51)
9/30/2009	10.47	0.52	1.22	1.74	(0.52)	(0.13)	(0.65)
9/30/2008	11.66	0.51	(1.15)	(0.64)	(0.55)	—	(0.55)
Class N
3/31/2013*	12.66	0.07	0.03	0.10	(0.09)	—	(0.09)
Class Y
3/31/2013(f)	12.77	0.25	0.12	0.37	(0.35)	(0.12)	(0.47)
9/30/2012	12.13	0.54	0.86	1.40	(0.65)	(0.11)	(0.76)
9/30/2011	12.56	0.60	(0.14)	0.46	(0.63)	(0.26)	(0.89)
9/30/2010	11.65	0.58	0.95	1.53	(0.59)	(0.03)	(0.62)
9/30/2009	10.55	0.62	1.23	1.85	(0.62)	(0.13)	(0.75)
9/30/2008	11.73	0.64	(1.15)	(0.51)	(0.67)	—	(0.67)
Admin Class
3/31/2013(f)	12.74	0.22	0.12	0.34	(0.32)	(0.12)	(0.44)
9/30/2012	12.11	0.48	0.85	1.33	(0.59)	(0.11)	(0.70)
9/30/2011	12.55	0.54	(0.15)	0.39	(0.57)	(0.26)	(0.83)
9/30/2010**	11.80	0.33	0.73	1.06	(0.31)	—	(0.31)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
**	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.
(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.

See accompanying notes to financial statements.

31  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)		Gross expenses (%) (e)		Net investment income (%) (e)	Portfolio turnover rate (%)

$12.66	2.81	$2,981,150	0.83		0.83		3.73	9
12.76	11.74	2,960,119	0.84		0.84		4.17	19
12.12	3.47	2,705,810	0.81		0.81		4.56	19
12.56	13.41	3,092,956	0.81		0.81		4.58	25
11.64	18.64	2,946,489	0.80		0.80		5.87	30
10.54	(5.12)	1,867,335	0.80		0.80		5.20	35

12.59	2.36	10,804	1.58		1.58		2.97	9
12.70	10.96	12,507	1.59		1.59		3.42	19
12.06	2.70	13,549	1.56		1.56		3.81	19
12.50	12.43	17,113	1.65		1.65		3.74	25
11.59	17.59	17,489	1.67		1.67		5.07	30
10.50	(5.88)	16,009	1.65	(g)	1.65	(g)	4.29	35

12.55	2.37	2,177,806	1.58		1.58		2.97	9
12.66	10.91	2,281,142	1.59		1.59		3.42	19
12.03	2.71	2,091,834	1.56		1.56		3.81	19
12.47	12.58	2,593,324	1.56		1.56		3.83	25
11.56	17.80	2,495,305	1.56		1.56		5.09	30
10.47	(5.84)	1,333,421	1.55		1.55		4.45	35

12.67	0.45	1	0.65		2.83		3.64	9

12.67	2.94	7,019,374	0.58		0.58		3.98	9
12.77	12.01	6,817,911	0.59		0.59		4.41	19
12.13	3.81	4,887,742	0.56		0.56		4.81	19
12.56	13.60	4,473,001	0.56		0.56		4.82	25
11.65	18.94	3,531,187	0.54		0.54		6.01	30
10.55	(4.79)	1,044,046	0.53		0.53		5.48	35

12.64	2.69	20,686	1.08		1.08		3.48	9
12.74	11.41	15,968	1.09		1.09		3.89	19
12.11	3.26	5,967	1.07		1.07		4.32	19
12.55	9.13	879	1.08		7.68		4.06	25

(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended March 31, 2013 (Unaudited).
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  32

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Investment Grade Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class Y and Admin Class shares. Effective February 1, 2013, the Fund began offering Class N shares. Effective after the close of business on January 11, 2012, Class J shares were liquidated. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (Rule 12b-1 service and distribution fees for Class A, Class B, Class C and Admin Class and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

No forward foreign currency contracts were held by the Fund during the six months ended March 31, 2013.

e.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, paydown adjustments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to premium amortization, deferred Trustees’ fees, defaulted bond accruals, contingent payment debt instruments and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$556,649,900	$70,317,816	$626,967,716

Differences between these amounts and those reported in the Statement of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

h.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2013, the Fund did not loan securities under this agreement.

i.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$102,147,738	$5,529,290	(b)	$107,677,028
ABS Other	—	63,354,476	74,001,969	(b)	137,356,445
Airlines	—	18,805,179	296,270,754	(b)	315,075,933
Electric	—	220,741,328	11,893,905	(b)	232,635,233
Health Insurance	—	2,106,138	1,620,120	(b)	3,726,258
Non-Captive Consumer	1,519,944	284,536,275	—		286,056,219
All Other Non-Convertible Bonds(a)	—	9,965,945,955	—		9,965,945,955

Total Non-Convertible Bonds	1,519,944	10,657,637,089	389,316,038		11,048,473,071

Convertible Bonds(a)	—	443,700,033	—		443,700,033
Municipals(a)	—	61,985,537	—		61,985,537

Total Bonds and Notes	1,519,944	11,163,322,659	389,316,038		11,554,158,641

Senior Loans(a)	—	131,609,463	—		131,609,463
Common Stocks(a)	233,941,500	—	—		233,941,500
Preferred Stocks(a)	7,128,971	—	—		7,128,971
Short-Term Investments	—	129,416,750	—		129,416,750

Total	$242,590,415	$11,424,348,872	$389,316,038		$12,056,255,325

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$5,642,124	$—	$—	$(112,834)	$—
ABS Other	—	—	374	1,847,289	4,500,000
Airlines	—	143,889	83,385	4,716,524	40,270,000
Banking	38,219,714	—	—	—	—
Electric	1,889,250	—	—	1,009,934	—
Health Insurance	—	1,542	—	128,554	—

Total	$45,751,088	$145,431	$83,759	$7,589,467	$44,770,000

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$5,529,290	$(112,834)
ABS Other	(2,523,962)	70,178,268	—	74,001,969	1,847,289
Airlines	(9,135,762)	260,192,718	—	296,270,754	4,716,524
Banking	—	—	(38,219,714)	—	—
Electric	(2,675,000)	11,669,721	—	11,893,905	224,184
Health Insurance	—	1,490,024	—	1,620,120	128,554

Total	$(14,334,724)	$343,530,731	$(38,219,714)	$389,316,038	$6,803,717

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

A debt security valued at $1,490,024 was transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $38,219,714 was transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $342,040,707 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $1,148,103,886 and $953,492,739, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $748,974,220 and $52,548,636, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.40% of average daily net assets, calculated daily and payable monthly.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2014 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
0.95%	1.70%	1.70%	0.65%	0.70%	1.20%

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees for the Fund were $24,474,210 (0.40% of average daily net assets).

For the six months ended March 31, 2013, class-specific expenses of $3 have been reimbursed for Class N shares. Expense reimbursements are subject to possible recovery until September 30, 2014.

No expenses were recovered for the Fund during the six months ended March 31, 2013 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to

|  42

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2013 the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$3,749,343	$14,568	$2,804,525	$24,000	$43,704	$8,413,575	$24,000

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for the Fund were $2,711,496.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping,

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Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were as follows:

Sub-Transfer Agent Fees
$6,375,056

As of March 31, 2013, the Fund owes NGAM Distribution the following reimbursements for sub-transfer agent fees:

Reimbursements of Sub-Transfer Agent Fees
$158,537

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution were $1,388,273 for the six months ended March 31, 2013.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated

|  44

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

$6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

g.  Affiliated Ownership.  As of March 31, 2013, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.06% of the Fund’s net assets.

Additionally, as of March 31, 2013, Natixis US held shares of the Fund representing less than 0.01% of the Fund’s net assets.

6.  Class-Specific Expenses.  For the period from February 1, 2013 through March 31, 2013, the Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

45  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, the Fund had no borrowings under these agreements.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Concentration of Ownership.  From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2013, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings was as follows:

Number of >5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership	Total Percentage of Ownership
1	13.99%	0.06%	14.05%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  46

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012**
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	39,150,537	$497,506,226	92,989,022	$1,143,550,708
Issued in connection with the reinvestment of distributions	7,181,411	90,842,255	11,834,759	143,943,676
Redeemed	(42,753,430)	(543,067,910)	(96,077,704)	(1,182,083,038)

Net change	3,578,518	$45,280,571	8,746,077	$105,411,346

Class B
Issued from the sale of shares	11,298	$142,474	63,429	$771,205
Issued in connection with the reinvestment of distributions	17,892	225,290	33,273	402,324
Redeemed	(156,152)	(1,974,193)	(234,825)	(2,875,706)

Net change	(126,962)	$(1,606,429)	(138,123)	$(1,702,177)

Class C
Issued from the sale of shares	10,974,336	$138,369,642	30,359,028	$369,971,044
Issued in connection with the reinvestment of distributions	3,389,741	42,544,144	5,302,985	63,969,788
Redeemed	(21,056,460)	(265,298,649)	(29,338,640)	(358,469,801)

Net change	(6,692,383)	$(84,384,863)	6,323,373	$75,471,031

Class N*
Issued from the sale of shares	79	$1,000	—	$—
Issued in connection with the reinvestment of distributions	— (a)	4	—	—
Redeemed	—	—	—	—

Net change	79	$1,004	—	$—

Class Y
Issued from the sale of shares	92,550,715	$1,177,257,414	213,919,333	$2,639,613,755
Issued in connection with the reinvestment of distributions	17,127,520	216,796,511	23,000,671	280,416,666
Redeemed	(89,379,813)	(1,135,385,400)	(105,994,304)	(1,305,561,746)

Net change	20,298,422	$258,668,525	130,925,700	$1,614,468,675

Admin Class
Issued from the sale of shares	750,461	$9,525,844	986,859	$12,078,567
Issued in connection with the reinvestment of distributions	23,988	303,082	25,251	307,704
Redeemed	(390,703)	(4,954,116)	(251,880)	(3,084,159)

Net change	383,746	$4,874,810	760,230	$9,302,112

47  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2013		Year Ended September 30, 2012**
	Shares	Amount	Shares	Amount
Class J
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	(8,514,614)	(102,418,852)

Net change	—	$—	(8,514,614)	$(102,418,852)

Increase (decrease) from capital share transactions	17,441,420	$222,833,618	138,102,643	$1,700,532,135

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
**	For the period from October 1, 2011 through January 11, 2012 for Class J shares.
(a)	Amount rounds to less than one share.

11.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  48

Loomis Sayles Small Cap Growth Fund

Loomis Sayles Small Cap Value Fund

Semiannual Report

March 31, 2013

Portfolio Review	1
Portfolio of Investments	7
Financial Statements	21
Notes to Financial Statements	29

LOOMIS SAYLES SMALL CAP GROWTH FUND

Managers	Symbols
Mark F. Burns, CFA	Institutional Class	LSSIX
John J. Slavik, CFA	Retail Class	LCGRX
	Class N	LSSNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Strategy

The fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index or is $3 billion or less at the time of investment. Unlike the Index, the fund may invest in companies of any size.

The fund may invest any portion of its assets in Canadian securities and up to 20% of assets in other foreign securities, including emerging markets securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years	Since Class N Inception

Institutional Class (Inception 12/31/96)	12.05%	12.64%	9.95%	13.43%	—%
Retail Class (Inception 12/31/96)	11.90	12.32	9.64	13.15	—
Class N (Inception 2/1/13)	—	—	—	—	6.23
Comparative Performance
Russell 2000® Growth Index(a)	13.72	14.52	9.04	11.61	5.18

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

1  |

LOOMIS SAYLES SMALL CAP VALUE FUND

Managers	Symbols
Joseph R. Gatz, CFA	Institutional Class	LSSCX
Jeffrey Schwartz, CFA	Retail Class	LSCRX
	Admin Class	LSVAX
	Class N	LSCNX

Objective

Long-term capital growth from investments in common stocks or other equity securities

Strategy

The fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000® Index or is $3 billion or less at the time of investment. Unlike the Index, the fund may invest in companies of any size.

The fund may invest up to 20% of its assets in securities of foreign issuers, including emerging market securities.

Average Annual Total Returns — March 31, 2013

	6 months	1 year	5 years	10 years	Since Class N Inception

Institutional Class (Inception 5/13/91)	16.74%	15.91%	9.20%	12.12%	—%
Retail Class (Inception 12/31/96)	16.57	15.65	8.92	11.84	—
Admin Class (Inception 1/2/98)	16.44	15.34	8.65	11.55	—
Class N (Inception 2/1/13)	—	—	—	—	4.93

Comparative Performance
Russell 2000® Value Index(a)	15.23	18.09	7.29	11.29	4.27
Russell 2000® Index(a)	14.48	16.30	8.24	11.52	4.71

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

(a)	See page 3 for a description of the index.

|  2

ADDITIONAL INFORMATION

Index Definitions

Indices are unmanaged and do not have expenses that affect results, unlike mutual funds. Index returns are adjusted for the reinvestment of capital gain distributions and income dividends. It is not possible to invest directly in an index.

Russell 2000® Index is an unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe.

Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Proxy Voting Information

A description of the funds’ proxy voting policies and procedures is available without charge, upon request, (i) by calling Loomis Sayles at 800-633-3330; (ii) on the funds’ website, www.loomissayles.com, and (iii) on the SEC’s website, www.sec.gov. Information about how the funds voted proxies relating to portfolio securities during the 12 months ended June 30, 2012 is available on (i) the funds’ website and (ii) the SEC’s website.

Quarterly Portfolio Schedules

The funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. These costs are described in more detail in the funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each fund shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (from February 1, 2013, for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each fund provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

|  4

Loomis Sayles Small Cap Growth Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013		Expenses Paid During Period 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,120.50		$5.08[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14		$4.84*

Retail Class
Actual	$1,000.00	$1,119.00		$6.60[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70		$6.29*

Class N
Actual	$1,000.00	$1,062.30	[2]	$1.56[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19		$4.78*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96%, 1.25% and 0.95% for Institutional Class, Retail Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]    Actual expenses for Institutional and Retail Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.96% and 1.25%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]    Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

5  |

Loomis Sayles Small Cap Value Fund

Institutional Class	Beginning Account Value 10/1/2012	Ending Account Value 3/31/2013		Expenses Paid During Period 10/1/2012 – 3/31/2013
Actual	$1,000.00	$1,167.40		$4.86[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44		$4.53*

Retail Class
Actual	$1,000.00	$1,165.70		$6.21[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20		$5.79*

Admin Class
Actual	$1,000.00	$1,164.40		$7.55[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95		$7.04*

Class N
Actual	$1,000.00	$1,049.30	[2]	$1.38[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69		$4.28*

*   Hypothetical expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15%, 1.40% and 0.85% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]    Actual expenses for Institutional, Retail and Admin Class are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.90%, 1.15% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]    Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.85%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

|  6

PORTFOLIO OF INVESTMENTS – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 97.1% of Net Assets

	Aerospace & Defense – 2.4%
378,056	Hexcel Corp.(b)	$10,967,405
141,900	Triumph Group, Inc.	11,139,150

		22,106,555

	Airlines – 0.9%
333,041	Spirit Airlines, Inc.(b)	8,445,920

	Auto Components – 0.7%
179,612	Dorman Products, Inc.	6,683,362

	Biotechnology – 6.8%
189,620	Aegerion Pharmaceuticals, Inc.(b)	7,649,271
534,920	Alkermes PLC(b)	12,682,953
198,944	Cubist Pharmaceuticals, Inc.(b)	9,314,558
382,795	Emergent Biosolutions, Inc.(b)	5,351,474
617,098	Exact Sciences Corp.(b)	6,047,560
276,286	Myriad Genetics, Inc.(b)	7,017,665
641,313	Neurocrine Biosciences, Inc.(b)	7,785,540
109,796	Synageva BioPharma Corp.(b)	6,029,996

		61,879,017

	Capital Markets – 2.6%
368,177	Financial Engines, Inc.	13,335,371
287,205	Stifel Financial Corp.(b)	9,957,397

		23,292,768

	Chemicals – 1.8%
184,807	American Vanguard Corp.	5,644,006
649,350	Flotek Industries, Inc.(b)	10,616,872

		16,260,878

	Commercial Banks – 4.0%
191,627	Bank of the Ozarks, Inc.	8,498,657
799,989	Boston Private Financial Holdings, Inc.	7,903,891
109,780	Signature Bank(b)	8,646,273
70,201	SVB Financial Group(b)	4,980,059
157,364	Texas Capital Bancshares, Inc.(b)	6,365,374

		36,394,254

	Communications Equipment – 2.1%
574,822	Ciena Corp.(b)	9,202,900
441,169	Ixia(b)	9,546,897

		18,749,797

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Construction & Engineering – 1.0%
303,296	MasTec, Inc.(b)	$8,841,078

	Consumer Finance – 0.8%
248,231	Encore Capital Group, Inc.(b)	7,471,753

	Distributors – 0.7%
138,776	Pool Corp.	6,661,248

	Diversified Consumer Services – 1.8%
129,820	Bright Horizons Family Solutions, Inc.(b)	4,386,618
486,217	Grand Canyon Education, Inc.(b)	12,345,049

		16,731,667

	Diversified Financial Services – 0.9%
211,871	MarketAxess Holdings, Inc.	7,902,788

	Electrical Equipment – 1.6%
165,345	Polypore International, Inc.(b)	6,643,562
352,836	Thermon Group Holdings, Inc.(b)	7,836,488

		14,480,050

	Electronic Equipment, Instruments & Components – 3.0%
138,597	FEI Co.	8,946,436
149,838	IPG Photonics Corp.	9,950,742
200,520	Measurement Specialties, Inc.(b)	7,974,680

		26,871,858

	Energy Equipment & Services – 3.7%
113,781	Dril-Quip, Inc.(b)	9,918,290
325,573	Forum Energy Technologies, Inc.(b)	9,363,479
274,935	Helix Energy Solutions Group, Inc.(b)	6,290,513
124,786	Lufkin Industries, Inc.	8,284,543

		33,856,825

	Food & Staples Retailing – 1.0%
177,479	Susser Holdings Corp.(b)	9,070,952

	Health Care Equipment & Supplies – 6.2%
217,604	Abaxis, Inc.	10,297,021
80,602	Analogic Corp.	6,369,170
409,782	Conceptus, Inc.(b)	9,896,235
127,361	Cyberonics, Inc.(b)	5,961,768
536,851	Endologix, Inc.(b)	8,670,144
104,308	ICU Medical, Inc.(b)	6,148,957
337,837	Insulet Corp.(b)	8,736,465

		56,079,760

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Providers & Services – 4.1%
236,649	Acadia Healthcare Co., Inc.(b)	$6,955,114
248,586	Emeritus Corp.(b)	6,908,205
391,337	Hanger Orthopedic Group, Inc.(b)	12,338,856
291,475	Team Health Holdings, Inc.(b)	10,603,860

		36,806,035

	Health Care Technology – 1.9%
573,824	MedAssets, Inc.(b)	11,046,112
112,908	Medidata Solutions, Inc.(b)	6,546,406

		17,592,518

	Hotels, Restaurants & Leisure – 3.3%
27,181	Panera Bread Co., Class A(b)	4,491,389
579,940	SHFL entertainment, Inc.(b)	9,609,606
296,500	Texas Roadhouse, Inc.	5,986,335
154,451	Vail Resorts, Inc.	9,625,386

		29,712,716

	Insurance – 1.1%
282,572	Amtrust Financial Services, Inc.	9,791,120

	Internet & Catalog Retail – 1.2%
341,930	HomeAway, Inc.(b)	11,112,725

	Internet Software & Services – 5.0%
318,405	Angie’s List, Inc.(b)	6,291,683
222,256	Cornerstone OnDemand, Inc.(b)	7,578,930
125,310	CoStar Group, Inc.(b)	13,716,432
367,982	Dealertrack Technologies, Inc.(b)	10,811,311
102,106	OpenTable, Inc.(b)	6,430,636

		44,828,992

	IT Services – 1.0%
382,671	InterXion Holding NV(b)	9,268,292

	Life Sciences Tools & Services – 1.3%
296,307	PAREXEL International Corp.(b)	11,707,090

	Machinery – 5.2%
139,876	Chart Industries, Inc.(b)	11,191,479
421,125	Manitowoc Co., Inc. (The)	8,658,330
63,485	Middleby Corp. (The)(b)	9,659,243
165,018	Proto Labs, Inc.(b)	8,102,384
181,731	RBC Bearings, Inc.(b)	9,188,319

		46,799,755

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Oil, Gas & Consumable Fuels – 3.9%
269,127	Approach Resources, Inc.(b)	$6,623,216
200,916	Gulfport Energy Corp.(b)	9,207,980
280,890	Oasis Petroleum, Inc.(b)	10,693,482
176,626	Rosetta Resources, Inc.(b)	8,403,865

		34,928,543

	Pharmaceuticals – 0.8%
236,923	Pacira Pharmaceuticals, Inc.(b)	6,837,598

	Professional Services – 5.7%
208,573	Advisory Board Co. (The)(b)	10,954,254
225,914	Corporate Executive Board Co. (The)	13,139,158
226,604	Huron Consulting Group, Inc.(b)	9,136,673
332,293	On Assignment, Inc.(b)	8,410,336
392,387	WageWorks, Inc.(b)	9,821,447

		51,461,868

	Road & Rail – 1.2%
113,249	Genesee & Wyoming, Inc., Class A(b)	10,544,614

	Semiconductors & Semiconductor Equipment – 5.2%
241,098	Cavium, Inc.(b)	9,357,013
154,496	Hittite Microwave Corp.(b)	9,356,278
194,844	Semtech Corp.(b)	6,895,529
175,717	Silicon Laboratories, Inc.(b)	7,267,655
225,533	Ultratech, Inc.(b)	8,915,320
370,109	Volterra Semiconductor Corp.(b)	5,255,548

		47,047,343

	Software – 7.6%
265,822	Aspen Technology, Inc.(b)	8,583,392
108,800	CommVault Systems, Inc.(b)	8,919,424
289,465	Guidewire Software, Inc.(b)	11,127,035
239,779	Imperva, Inc.(b)	9,231,491
319,360	QLIK Technologies, Inc.(b)	8,249,069
161,904	Sourcefire, Inc.(b)	9,589,574
121,617	Ultimate Software Group, Inc. (The)(b)	12,667,627

		68,367,612

	Specialty Retail – 4.8%
255,978	Asbury Automotive Group, Inc.(b)	9,391,833
93,830	Cabela’s, Inc.(b)	5,702,987
412,995	Chico’s FAS, Inc.	6,938,316
130,964	Hibbett Sports, Inc.(b)	7,369,344
95,554	Lumber Liquidators Holdings, Inc.(b)	6,709,802
246,654	rue21, Inc.(b)	7,249,161

		43,361,443

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Textiles, Apparel & Luxury Goods – 1.8%
151,699	Oxford Industries, Inc.	$8,055,217
390,647	Tumi Holdings, Inc.(b)	8,180,148

		16,235,365

	Total Common Stocks (Identified Cost $701,210,028)	878,184,159

Principal Amount

Short-Term Investments – 3.0%
$26,859,511	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $26,859,511 on 4/01/2013 collateralized by $26,315,000 Federal National Mortgage Association, 2.000% due 8/18/2015 valued at $27,400,494 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $26,859,511)	$26,859,511

	Total Investments – 100.1% (Identified Cost $728,069,539)(a)	905,043,670
	Other assets less liabilities – (0.1)%	(953,246)

	Net Assets – 100.0%	$904,090,424

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $728,069,539 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$184,267,074
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,292,943)

	Net unrealized appreciation	$176,974,131

(b)	Non-income producing security.

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Growth Fund – continued

Industry Summary at March 31, 2013 (Unaudited)

Software	7.6%
Biotechnology	6.8
Health Care Equipment & Supplies	6.2
Professional Services	5.7
Semiconductors & Semiconductor Equipment	5.2
Machinery	5.2
Internet Software & Services	5.0
Specialty Retail	4.8
Health Care Providers & Services	4.1
Commercial Banks	4.0
Oil, Gas & Consumable Fuels	3.9
Energy Equipment & Services	3.7
Hotels, Restaurants & Leisure	3.3
Electronic Equipment, Instruments & Components	3.0
Capital Markets	2.6
Aerospace & Defense	2.4
Communications Equipment	2.1
Other Investments, less than 2% each	21.5
Short-Term Investments	3.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 96.7% of Net Assets

	Auto Components – 1.4%
472,300	Dana Holding Corp.	$8,421,109
172,744	Tenneco, Inc.(b)	6,790,567

		15,211,676

	Building Products – 0.7%
146,078	Armstrong World Industries, Inc.(b)	8,164,299

	Capital Markets – 1.0%
183,623	Safeguard Scientifics, Inc.(b)	2,901,243
238,176	Stifel Financial Corp.(b)	8,257,562

		11,158,805

	Chemicals – 3.4%
189,837	Cabot Corp.	6,492,426
112,430	Koppers Holdings, Inc.	4,944,671
113,012	Minerals Technologies, Inc.	4,691,128
282,814	Olin Corp.	7,132,569
255,794	Tronox Ltd., Class A	5,067,279
83,411	WR Grace & Co.(b)	6,465,187
182,181	Zep, Inc.	2,734,537

		37,527,797

	Commercial Banks – 9.8%
587,102	BancorpSouth, Inc.	9,569,763
618,248	Cathay General Bancorp	12,439,150
159,134	City National Corp.	9,374,584
495,700	CVB Financial Corp.	5,586,539
482,130	First Financial Bancorp	7,738,186
138,673	First Financial Bankshares, Inc.	6,739,508
160,056	IBERIABANK Corp.	8,006,001
240,589	PacWest Bancorp	7,003,546
249,560	Pinnacle Financial Partners, Inc.(b)	5,829,722
260,432	Popular, Inc.(b)	7,190,527
183,036	Prosperity Bancshares, Inc.	8,674,076
133,352	Signature Bank(b)	10,502,803
264,608	Wintrust Financial Corp.	9,801,080

		108,455,485

	Commercial Services & Supplies – 3.8%
586,807	ACCO Brands Corp.(b)	3,919,871
452,349	KAR Auction Services, Inc.	9,060,551
144,766	McGrath Rentcorp	4,502,223
161,861	Performant Financial Corp.(b)	1,987,653
335,347	Rollins, Inc.	8,232,769
113,921	Team, Inc.(b)	4,678,735
182,077	Waste Connections, Inc.	6,551,130
145,448	West Corp.(b)	2,791,147

		41,724,079

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Communications Equipment – 1.5%
955,221	Brocade Communications Systems, Inc.(b)	$5,511,625
662,976	Harmonic, Inc.(b)	3,838,631
214,858	NETGEAR, Inc.(b)	7,199,892

		16,550,148

	Computers & Peripherals – 0.4%
371,994	QLogic Corp.(b)	4,315,130

	Construction & Engineering – 1.3%
289,603	MYR Group, Inc.(b)	7,112,650
327,074	Primoris Services Corp.	7,231,606

		14,344,256

	Consumer Finance – 1.2%
93,736	Cash America International, Inc.	4,918,328
503,699	DFC Global Corp.(b)	8,381,551

		13,299,879

	Distributors – 0.4%
89,097	Core-Mark Holding Co., Inc.	4,571,567

	Diversified Financial Services – 0.8%
222,094	MarketAxess Holdings, Inc.	8,284,106

	Electric Utilities – 2.5%
253,124	ALLETE, Inc.	12,408,139
60,113	ITC Holdings Corp.	5,365,686
261,847	UIL Holdings Corp.	10,366,523

		28,140,348

	Electrical Equipment – 3.8%
242,553	AZZ, Inc.	11,691,055
181,646	Belden, Inc.	9,382,016
128,758	EnerSys(b)	5,868,790
195,376	General Cable Corp.(b)	7,156,623
148,139	Global Power Equipment Group, Inc.	2,610,209
285,438	II-VI, Inc.(b)	4,863,863

		41,572,556

	Electronic Equipment, Instruments & Components – 3.3%
119,840	Cognex Corp.	5,051,256
189,426	GSI Group, Inc.(b)	1,615,804
122,912	Littelfuse, Inc.	8,339,579
337,014	Methode Electronics, Inc.	4,340,740
166,474	Rogers Corp.(b)	7,927,492
696,707	Vishay Intertechnology, Inc.(b)	9,482,182

		36,757,053

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 2.6%
369,042	Helix Energy Solutions Group, Inc.(b)	$8,443,681
149,148	Lufkin Industries, Inc.	9,901,936
148,637	Oceaneering International, Inc.	9,870,983

		28,216,600

	Food & Staples Retailing – 0.9%
62,891	Casey’s General Stores, Inc.	3,666,545
348,659	Spartan Stores, Inc.	6,118,966

		9,785,511

	Food Products – 1.9%
329,955	Darling International, Inc.(b)	5,925,992
147,190	Ingredion, Inc.	10,644,781
52,080	J & J Snack Foods Corp.	4,004,431

		20,575,204

	Gas Utilities – 1.0%
71,432	New Jersey Resources Corp.	3,203,725
191,980	UGI Corp.	7,370,112

		10,573,837

	Health Care Equipment & Supplies – 1.1%
111,089	SurModics, Inc.(b)	3,027,175
112,062	Teleflex, Inc.	9,470,360

		12,497,535

	Health Care Providers & Services – 2.8%
303,234	Bio-Reference Labs, Inc.(b)	7,878,019
193,953	Hanger Orthopedic Group, Inc.(b)	6,115,338
104,030	MEDNAX, Inc.(b)	9,324,209
136,766	WellCare Health Plans, Inc.(b)	7,926,958

		31,244,524

	Hotels, Restaurants & Leisure – 3.7%
139,446	Churchill Downs, Inc.	9,766,798
66,841	Cracker Barrel Old Country Store, Inc.	5,404,095
233,793	Marriott Vacations Worldwide Corp.(b)	10,032,058
98,830	Six Flags Entertainment Corp.	7,163,198
124,251	Wyndham Worldwide Corp.	8,011,704

		40,377,853

	Household Durables – 1.4%
298,359	Jarden Corp.(b)	12,784,683
160,487	La-Z-Boy, Inc.	3,028,390

		15,813,073

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Industrial Conglomerates – 0.8%
276,158	Raven Industries, Inc.	$9,281,670

	Insurance – 3.8%
446,540	Employers Holdings, Inc.	10,471,363
326,467	HCC Insurance Holdings, Inc.	13,721,408
216,618	ProAssurance Corp.	10,252,530
133,959	Reinsurance Group of America, Inc., Class A	7,993,333

		42,438,634

	Internet & Catalog Retail – 1.0%
106,960	HSN, Inc.	5,867,826
73,575	Liberty Ventures, Series A(b)	5,560,798

		11,428,624

	Internet Software & Services – 0.6%
51,422	IAC/InterActiveCorp	2,297,535
341,227	Perficient, Inc.(b)	3,978,707

		6,276,242

	IT Services – 2.8%
371,258	Convergys Corp.	6,322,524
354,406	Euronet Worldwide, Inc.(b)	9,335,054
194,135	WEX, Inc.(b)	15,239,597

		30,897,175

	Machinery – 5.5%
172,663	Actuant Corp., Class A	5,286,941
110,937	Alamo Group, Inc.	4,243,340
225,097	Albany International Corp., Class A	6,505,303
388,545	Altra Holdings, Inc.	10,576,195
185,466	John Bean Technologies Corp.	3,848,420
23,370	Middleby Corp. (The)(b)	3,555,746
131,292	RBC Bearings, Inc.(b)	6,638,124
231,958	TriMas Corp.(b)	7,531,676
123,266	Wabtec Corp.	12,586,691

		60,772,436

	Marine – 0.8%
121,016	Kirby Corp.(b)	9,294,029

	Media – 1.9%
67,064	Arbitron, Inc.	3,143,290
186,322	John Wiley & Sons, Inc., Class A	7,259,105
570,006	Live Nation Entertainment, Inc.(b)	7,050,974
213,322	National CineMedia, Inc.	3,366,221

		20,819,590

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued

	Metals & Mining – 2.4%
102,828	Haynes International, Inc.	$5,686,388
502,344	Horsehead Holding Corp.(b)	5,465,503
116,827	Reliance Steel & Aluminum Co.	8,314,578
440,342	SunCoke Energy, Inc.(b)	7,190,785

		26,657,254

	Multi Utilities – 0.4%
96,223	NorthWestern Corp.	3,835,449

	Multiline Retail – 0.5%
398,351	Fred’s, Inc. Class A	5,449,442

	Oil, Gas & Consumable Fuels – 1.2%
54,976	Berry Petroleum Co., Class A	2,544,839
389,935	EPL Oil & Gas, Inc.(b)	10,454,157

		12,998,996

	REITs—Apartments – 2.4%
213,247	American Campus Communities, Inc.	9,668,619
124,279	Home Properties, Inc.	7,881,774
133,984	Mid-America Apartment Communities, Inc.	9,252,935

		26,803,328

	REITs—Diversified – 1.2%
224,639	DuPont Fabros Technology, Inc.	5,451,988
157,581	Potlatch Corp.	7,226,665

		12,678,653

	REITs—Healthcare – 1.0%
365,621	Omega Healthcare Investors, Inc.	11,100,254

	REITs—Hotels – 0.9%
1,629,443	Hersha Hospitality Trust	9,515,947

	REITs—Office Property – 1.0%
532,268	BioMed Realty Trust, Inc.	11,496,989

	REITs—Single Tenant – 0.6%
195,910	National Retail Properties, Inc.	7,086,065

	REITs—Storage – 2.1%
701,228	CubeSmart	11,079,403
180,366	Sovran Self Storage, Inc.	11,631,803

		22,711,206

	Road & Rail – 3.0%
417,664	Avis Budget Group, Inc.(b)	11,623,589
62,675	Genesee & Wyoming, Inc., Class A(b)	5,835,669
293,871	Old Dominion Freight Line, Inc.(b)	11,225,872
207,617	Werner Enterprises, Inc.	5,011,875

		33,697,005

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.6%
284,234	Magnachip Semiconductor Corp.(b)	$4,920,090
278,294	Semtech Corp.(b)	9,848,825
623,606	Teradyne, Inc.(b)	10,114,889
282,430	Volterra Semiconductor Corp.(b)	4,010,506

		28,894,310

	Software – 2.2%
48,493	MicroStrategy, Inc., Class A(b)	4,901,672
285,214	Monotype Imaging Holdings, Inc.	6,773,833
234,725	SS&C Technologies Holdings, Inc.(b)	7,037,056
179,411	Synchronoss Technologies, Inc.(b)	5,567,123

		24,279,684

	Specialty Retail – 3.9%
282,867	Barnes & Noble, Inc.(b)	4,653,162
170,258	Genesco, Inc.(b)	10,230,803
529,563	Hot Topic, Inc.	7,350,335
105,292	Jos. A. Bank Clothiers, Inc.(b)	4,201,151
175,920	Rent-A-Center, Inc.	6,498,485
363,798	Sally Beauty Holdings, Inc.(b)	10,688,385

		43,622,321

	Thrifts & Mortgage Finance – 0.6%
557,049	Capitol Federal Financial, Inc.	6,723,581

	Trading Companies & Distributors – 2.1%
75,188	DXP Enterprises, Inc.(b)	5,616,544
211,603	H&E Equipment Services, Inc.	4,316,701
341,141	Rush Enterprises, Inc., Class A(b)	8,228,321
198,975	Titan Machinery, Inc.(b)	5,521,556

		23,683,122

	Transportation Infrastructure – 0.3%
251,543	Wesco Aircraft Holdings, Inc.(b)	3,702,713

	Water Utilities – 0.4%
222,776	Middlesex Water Co.	4,348,587

	Total Common Stocks (Identified Cost $723,718,606)	1,069,654,627

Closed End Investment Companies – 1.5%
468,764	Ares Capital Corp.	8,484,629
777,711	Fifth Street Finance Corp.	8,570,375

	Total Closed End Investment Companies (Identified Cost $14,777,422)	17,055,004

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Shares	Description	Value (†)

Warrants – 0.0%
67,892	Magnum Hunter Resources Corp., Expiration on 10/14/2013 at $10.50(b)(c)(d) (Identified Cost $0)	$—

Principal Amount

Short-Term Investments – 2.1%
$22,901,296	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $22,901,296 on 4/01/2013 collateralized by $23,365,000 Federal National Mortgage Association, 0.350% due 8/28/2015 valued at $23,360,168 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $22,901,296)	$22,901,296

	Total Investments – 100.3% (Identified Cost $761,397,324)(a)	1,109,610,927
	Other assets less liabilities – (0.3)%	(2,937,391)

	Net Assets – 100.0%	$1,106,673,536

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At March 31, 2013, the net unrealized appreciation on investments based on a cost of $761,399,998 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$360,251,431
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,040,502)

	Net unrealized appreciation	$348,210,929

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s investment adviser.
(d)	Illiquid security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Small Cap Value Fund – continued

Industry Summary at March 31, 2013 (Unaudited)

Commercial Banks	9.8%
Machinery	5.5
Specialty Retail	3.9
Insurance	3.8
Commercial Services & Supplies	3.8
Electrical Equipment	3.8
Hotels, Restaurants & Leisure	3.7
Chemicals	3.4
Electronic Equipment, Instruments & Components	3.3
Road & Rail	3.0
Health Care Providers & Services	2.8
IT Services	2.8
Semiconductors & Semiconductor Equipment	2.6
Energy Equipment & Services	2.6
Electric Utilities	2.5
REITs — Apartments	2.4
Metals & Mining	2.4
Software	2.2
Trading Companies & Distributors	2.1
REITs — Storage	2.1
Other Investments, less than 2% each	29.7
Short-Term Investments	2.1

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2013 (Unaudited)

	Small Cap Growth Fund		Small Cap Value Fund
ASSETS
Investments at cost	$728,069,539		$761,397,324
Net unrealized appreciation	176,974,131		348,213,603

Investments at value	905,043,670		1,109,610,927
Cash	74,716		306,398
Receivable for Fund shares sold	1,249,876		1,024,654
Receivable for securities sold	4,981,929		—
Dividends and interest receivable	119,552		1,281,641

TOTAL ASSETS	911,469,743		1,112,223,620

LIABILITIES
Payable for securities purchased	5,157,975		3,861,203
Payable for Fund shares redeemed	1,402,558		689,256
Management fees payable (Note 5)	550,430		664,117
Deferred Trustees’ fees (Note 5)	83,309		152,229
Administrative fees payable (Note 5)	33,344		40,922
Payable to distributor (Note 5d)	11,274		13,485
Other accounts payable and accrued expenses	140,429		128,872

TOTAL LIABILITIES	7,379,319		5,550,084

NET ASSETS	$904,090,424		$1,106,673,536

NET ASSETS CONSIST OF:
Paid-in capital	$724,621,014		$729,187,826
Accumulated net investment (loss)/Undistributed net investment income	(7,137,086)		331,591
Accumulated net realized gain on investments	9,632,365		28,940,516
Net unrealized appreciation on investments	176,974,131		348,213,603

NET ASSETS	$904,090,424		$1,106,673,536

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$709,001,054		$655,386,492

Shares of beneficial interest	33,009,380		19,474,884

Net asset value, offering and redemption price per share	$21.48		$33.65

Retail Class:
Net assets	$195,088,308		$379,376,652

Shares of beneficial interest	9,468,522		11,378,775

Net asset value, offering and redemption price per share	$20.60		$33.34

Admin Class:
Net assets	$—		$71,909,343

Shares of beneficial interest	—		2,200,894

Net asset value, offering and redemption price per share	$—		$32.67

Class N:
Net assets	$1,062		$1,049

Shares of beneficial interest	49		31

Net asset value, offering and redemption price per share	$21.48	*	$33.66	*

*	Net asset value calculations reflect fractional shares and dollar amounts.

See accompanying notes to financial statements.

21  |

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2013 (Unaudited)

	Small Cap Growth Fund	Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,428,018 (a)	$9,529,104
Interest	1,096	638

	1,429,114	9,529,742

Expenses
Management fees (Note 5)	3,120,474	3,801,963
Service and distribution fees (Note 5)	263,391	604,675
Administrative fees (Note 5)	184,367	224,623
Trustees’ fees and expenses (Note 5)	16,985	20,994
Transfer agent fees and expenses (Notes 5 and 6)	552,038	541,958
Audit and tax services fees	18,934	21,537
Custodian fees and expenses	20,292	18,076
Legal fees	5,609	6,867
Registration fees	59,207	56,505
Shareholder reporting expenses	89,374	93,327
Miscellaneous expenses	12,327	14,680

Total expenses	4,342,998	5,405,205
Less waiver and/or expense reimbursement (Note 5)	(38,509)	(238,173)

Net expenses	4,304,489	5,167,032

Net investment income (loss)	(2,875,375)	4,362,710

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	22,219,938	36,817,926
Net change in unrealized appreciation (depreciation) on:
Investments	79,049,917	117,778,574

Net realized and unrealized gain on investments	101,269,855	154,596,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$98,394,480	$158,959,210

(a)	Includes non-recurring dividends of $505,661.

See accompanying notes to financial statements.

|  22

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Growth Fund		Small Cap Value Fund
	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income (loss)	$(2,875,375)	$(4,991,954)	$4,362,710	$6,076,844
Net realized gain on investments	22,219,938	14,608,048	36,817,926	49,521,017
Net change in unrealized appreciation (depreciation) on investments	79,049,917	100,644,997	117,778,574	195,787,207

Net increase in net assets resulting from operations	98,394,480	110,261,091	158,959,210	251,385,068

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Institutional Class	—	—	(5,790,803)	(1,033,252)
Retail Class	—	—	(2,562,409)	—
Admin Class	—	—	(317,577)	—
Net realized capital gains
Institutional Class	—	—	(501,108)	—
Retail Class	—	—	(299,758)	—
Admin Class	—	—	(57,681)	—

Total distributions	—	—	(9,529,336)	(1,033,252)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(23,594,227)	451,606,631	(26,865,630)	(111,263,616)

Net increase in net assets	74,800,253	561,867,722	122,564,244	139,088,200
NET ASSETS
Beginning of the period	829,290,171	267,422,449	984,109,292	845,021,092

End of the period	$904,090,424	$829,290,171	$1,106,673,536	$984,109,292

ACCUMULATED NET INVESTMENT (LOSS)/UNDISTRIBUTED NET INVESTMENT INCOME	$(7,137,086)	$(4,261,711)	$331,591	$4,639,670

See accompanying notes to financial statements.

23  |

This Page Intentionally Left Blank

|  24

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment loss (a)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
SMALL CAP GROWTH FUND

Institutional Class
3/31/2013(g)	$19.17	$(0.06	)(h)	$2.37	$2.31	$—	$—	$—
9/30/2012	15.06	(0.14)		4.25	4.11	—	—	—
9/30/2011	14.03	(0.13)		1.16 (i)	1.03	—	—	—
9/30/2010	11.58	(0.11	)(k)	2.56	2.45	—	—	—
9/30/2009	13.07	(0.07)		(1.42)	(1.49)	—	—	—
9/30/2008	15.87	(0.07)		(2.73)	(2.80)	—	—	—

Retail Class
3/31/2013(g)	18.41	(0.08	)(h)	2.27	2.19	—	—	—
9/30/2012	14.52	(0.19)		4.08	3.89	—	—	—
9/30/2011	13.55	(0.18)		1.15 (i)	0.97	—	—	—
9/30/2010	11.21	(0.13	)(k)	2.47	2.34	—	—	—
9/30/2009	12.69	(0.09)		(1.39)	(1.48)	—	—	—
9/30/2008	15.45	(0.10)		(2.66)	(2.76)	—	—	—

Class N
3/31/2013*	20.22	(0.02)		1.28	1.26	—	—	—

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 1, 2009, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.07) and $(0.09) for Institutional Class and Retail Class, respectively, total return would have been 12.00% and 11.84% for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.74)% and (1.03)% for Institutional Class and Retail Class, respectively.
(i)	The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.
(j)	Includes fee/expense recovery of 0.03%.
(k)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.12) and $(0.14) for Institutional Class and Retail Class, respectively, and the ratio of net investment loss to average net assets would have been (0.92)% and (1.17)% for Institutional Class and Retail Class, respectively.

See accompanying notes to financial statements.

25  |

				Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)	Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment loss (%) (f)		Portfolio turnover rate (%)

$—	$21.48	12.05 (h)	$709,001	0.96		0.96		(0.62	)(h)	28
—	19.17	27.29	599,469	0.95		0.95		(0.79)		77
—	15.06	7.34	154,313	0.98	(j)	0.98	(j)	(0.78)		76
—	14.03	21.16	52,501	1.00		1.06		(0.85	)(k)	69
—	11.58	(11.40)	45,557	1.00		1.01		(0.68)		107
0.00	13.07	(17.64)	44,540	1.00		1.01		(0.47)		92

—	20.60	11.90 (h)	195,088	1.25		1.29		(0.89	)(h)	28
—	18.41	26.79	229,822	1.25		1.28		(1.09)		77
—	14.52	7.16	113,110	1.25		1.27		(1.07)		76
—	13.55	20.87	75,344	1.25		1.39		(1.10	)(k)	69
—	11.21	(11.66)	75,478	1.25		1.43		(0.93)		107
0.00	12.69	(17.86)	79,897	1.25		1.42		(0.70)		92

—	21.48	6.23	1	0.95		3.03		(0.72)		28

See accompanying notes to financial statements.

|  26

Financial Highlights – continued

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:				Less Distributions:
	Net asset value, beginning of the period	Net investment income (loss) (a)(b)		Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income (b)	Distributions from net realized capital gains	Total distributions
SMALL CAP VALUE FUND

Institutional Class
3/31/2013(g)	$29.14	$0.15		$4.68	$4.83	$(0.30)	$(0.02)	$(0.32)
9/30/2012	22.36	0.21		6.62	6.83	(0.05)	—	(0.05)
9/30/2011	22.93	0.09	(i)	(0.50)	(0.41)	(0.16)	—	(0.16)
9/30/2010	20.66	0.11		2.23	2.34	(0.07)	—	(0.07)
9/30/2009	22.01	0.09		(1.32)	(1.23)	(0.11)	(0.01)	(0.12)
9/30/2008	28.77	0.11	(j)	(4.03)	(3.92)	(0.06)	(2.78)	(2.84)

Retail Class
3/31/2013(g)	28.84	0.11		4.63	4.74	(0.22)	(0.02)	(0.24)
9/30/2012	22.14	0.13		6.57	6.70	—	—	—
9/30/2011	22.71	0.02	(i)	(0.48)	(0.46)	(0.11)	—	(0.11)
9/30/2010	20.47	0.06		2.21	2.27	(0.03)	—	(0.03)
9/30/2009	21.79	0.04		(1.30)	(1.26)	(0.05)	(0.01)	(0.06)
9/30/2008	28.52	0.05	(j)	(4.00)	(3.95)	—	(2.78)	(2.78)

Admin Class
3/31/2013(g)	28.22	0.07		4.54	4.61	(0.14)	(0.02)	(0.16)
9/30/2012	21.72	0.06		6.44	6.50	—	—	—
9/30/2011	22.30	(0.04	)(i)	(0.49)	(0.53)	(0.05)	—	(0.05)
9/30/2010	20.11	0.00		2.19	2.19	—	—	—
9/30/2009	21.40	0.00		(1.28)	(1.28)	(0.00)	(0.01)	(0.01)
9/30/2008	28.13	(0.01	)(j)	(3.94)	(3.95)	—	(2.78)	(2.78)

Class N
3/31/2013*	32.08	(0.00)		1.58	1.58	—	—	—

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 1, 2009, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(e)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year, if applicable.
(g)	For the six months ended March 31, 2013 (Unaudited).
(h)	Includes fee/expense recovery of less than 0.01%.
(i)	Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $0.07, $0.01 and $(0.06) for Institutional Class, Retail Class and Admin Class, respectively, total return would have been (1.93)%, (2.16)% and (2.44)% for Institutional Class, Retail Class and Admin Class, respectively and the ratio of net investment income (loss) to average net assets would have been 0.28%, 0.03% and (0.22)% for Institutional Class, Retail Class and Admin Class, respectively.
(j)	Includes a non-recurring dividend of $0.02 per share.

See accompanying notes to financial statements.

27  |

					Ratios to Average Net Assets:
Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)		Net assets, end of the period (000’s)	Net expenses (%) (e)(f)		Gross expenses (%) (f)		Net investment income (loss) (%) (f)		Portfolio turnover rate (%)

$—	$33.65	16.74		$655,386	0.90		0.92		0.98		9
—	29.14	30.59		572,776	0.90	(h)	0.90	(h)	0.76		19
—	22.36	(1.88	)(i)	431,761	0.90		0.93		0.33	(i)	42
—	22.93	11.39		454,853	0.90		0.94		0.50		52
0.00	20.66	(5.42)		506,324	0.90		0.94		0.52		55
0.00	22.01	(15.02)		553,268	0.89		0.89		0.47		61

—	33.34	16.57		379,377	1.15		1.23		0.73		9
—	28.84	30.26		343,480	1.15		1.22		0.49		19
—	22.14	(2.12	)(i)	347,759	1.15		1.22		0.08	(i)	42
—	22.71	11.10		383,934	1.15		1.24		0.26		52
0.00	20.47	(5.66)		387,383	1.15		1.31		0.26		55
0.00	21.79	(15.21)		464,525	1.15		1.27		0.21		61

—	32.67	16.44		71,909	1.40		1.53		0.48		9
—	28.22	29.93		67,853	1.40		1.52		0.24		19
—	21.72	(2.40	)(i)	65,500	1.40		1.52		(0.17	)(i)	42
—	22.30	10.89		73,443	1.40		1.56		0.02		52
0.00	20.11	(5.93)		74,195	1.40		1.77		0.02		55
0.00	21.40	(15.44)		77,855	1.40		1.68		(0.04)		61

—	33.66	4.93		1	0.85		2.88		(0.02)		9

See accompanying notes to financial statements.

|  28

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.   Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds I:

Loomis Sayles Small Cap Value Fund (the “Small Cap Value Fund”)

Loomis Sayles Funds II:

Loomis Sayles Small Cap Growth Fund (the “Small Cap Growth Fund”)

Each Fund is a diversified investment company.

Small Cap Growth Fund and Small Cap Value Fund were closed to new investors effective September 14, 2012 and September 15, 2008, respectively. The Funds continue to offer Institutional Class and Retail Class shares to existing investors and Small Cap Value Fund continues to offer Admin Class shares to existing investors. Effective February 1, 2013, each Fund began offering Class N shares to existing investors.

Most expenses of the Trusts can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.   Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services

29  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Funds by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Funds may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Funds calculate their net asset values.

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for

|  30

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

Each Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes. Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

31  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as expired capital loss carryforwards, distribution in excess of current earnings, net operating losses and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

	2012 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$—	$—	$—
Small Cap Value Fund	1,033,252	—	1,033,252

As of September 30, 2012, the late-year ordinary and post-October capital loss deferrals were as follows:

	Small Cap Growth Fund	Small Cap Value Fund
Late-year ordinary and post-October capital loss deferrals*	$(16,260,177)	$(5,815,935)

* Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year.

|  32

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

f.  Repurchase Agreements. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

g.   Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended March 31, 2013, neither Fund had loaned securities under this agreement.

h.  Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which

33  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2013, at value:

Small Cap Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$878,184,159	$—	$—	$878,184,159
Short-Term Investments	—	26,859,511	—	26,859,511

Total	$878,184,159	$26,859,511	$—	$905,043,670

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,069,654,627	$—	$—	$1,069,654,627
Closed End Investment Companies	17,055,004	—	—	17,055,004
Warrants(b)	—	—	—	—
Short-Term Investments	—	22,901,296	—	22,901,296

Total	$1,086,709,631	$22,901,296	$—	$1,109,610,927

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued at zero using Level 2 inputs.

For the six months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

4.  Purchases and Sales of Securities. For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Small Cap Growth Fund	$227,498,606	$250,968,569
Small Cap Value Fund	86,358,237	126,670,081

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. These undertakings are in effect until January 31, 2014 and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	1.00%	1.25%	—	0.95%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%

Loomis Sayles shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees for each Fund were as follows:

Fund	Management Fees	Percentage of Average Daily Net Assets
Small Cap Growth Fund	$3,120,474	0.75%
Small Cap Value Fund	3,801,963	0.75%

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

For the six months ended March 31, 2013, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Small Cap Growth Fund	$—	$38,506	$—	$3	$38,509
Small Cap Value Fund	55,023	138,729	44,418	3	238,173

1 Expense reimbursements are subject to possible recovery until September 30, 2014.

No expenses were recovered for either of the Funds during the six months ended March 31, 2013 under the terms of the expense limitation agreements.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees. NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Retail Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Retail Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or maintenance of shareholder accounts.

Under the Admin Class Plan, Small Cap Value Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

In addition, the Admin Class shares of Small Cap Value Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2013, the service and distribution fees for each Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$—	$263,391	$—
Small Cap Value Fund	82,932	438,811	82,932

c.  Administrative Fees. NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Small Cap Growth Fund	$184,367
Small Cap Value Fund	224,623

d.  Sub-Transfer Agent Fees. NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The

37  |

Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

	Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$341,547	$134,841	$—
Small Cap Value Fund	220,963	235,321	61,807

As of March 31, 2013, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees:

	Reimbursements of Sub-Transfer Agent Fees
Fund	Institutional Class	Retail Class	Admin Class
Small Cap Growth Fund	$8,050	$3,224	$—
Small Cap Value Fund	5,882	5,883	1,720

e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

f.  Affiliated Ownership. At March 31, 2013, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:

Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Growth Fund	0.81%	1.18%	1.99%
Small Cap Value Fund	1.16%	2.00%	3.16%

Additionally, as of March 31, 2013, Natixis US held shares of each Fund representing less than 0.01% of the Funds’ net assets.

6.  Class-Specific Expenses. For the period ended March 31, 2013, the class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable) for each Fund were as follows:

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$350,625	$201,410	$—	$3
Small Cap Value Fund	233,303	244,222	64,430	3

7.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit.

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, neither Fund had borrowings under these agreements.

8.   Brokerage Commission Recapture. Each Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended March 31, 2013, amounts rebated under these agreements were as follows:

Fund	Rebates
Small Cap Growth Fund	$34,910
Small Cap Value Fund	16,155

9.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Small Cap Growth Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	6,024,807	$115,205,356	25,012,829	$444,379,599
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(4,289,351)	(82,422,041)	(3,982,168)	(71,766,116)

Net change	1,735,456	$32,783,315	21,030,661	$372,613,483

Retail Class
Issued from the sale of shares	1,438,413	$26,503,176	8,772,957	$149,204,216
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	(4,450,487)	(82,881,718)	(4,084,044)	(70,211,068)

Net change	(3,012,074)	$(56,378,542)	4,688,913	$78,993,148

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

9.   Capital Shares – continued.

	Small Cap Growth Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Class N*	Shares	Amount	Shares	Amount
Issued from the sale of shares	49	$1,000	—	$—
Issued in connection with the reinvestment of distribution	—	—	—	—
Redeemed	—	—	—	—

Net change	49	$1,000	—	$—

Increase (decrease) from capital share transactions	(1,276,569)	$(23,594,227)	25,719,574	$451,606,631

* From commencement of Class operations on February 1, 2013 through March 31, 2013.

	Small Cap Value Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Institutional Class	Shares	Amount	Shares	Amount
Issued from the sale of shares	1,682,692	$52,438,660	4,160,980	$112,254,002
Issued in connection with the reinvestment of distributions	204,464	6,072,591	37,002	980,177
Redeemed	(2,065,896)	(63,634,800)	(3,852,812)	(105,017,313)

Net change	(178,740)	$(5,123,549)	345,170	$8,216,866

Retail Class
Issued from the sale of shares	668,499	$20,673,726	1,188,522	$32,260,155
Issued in connection with the reinvestment of distributions	96,978	2,855,026	—	—
Redeemed	(1,298,382)	(39,517,439)	(4,987,227)	(135,496,848)

Net change	(532,905)	$(15,988,687)	(3,798,705)	$(103,236,693)

Admin Class
Issued from the sale of shares	248,909	$7,486,870	593,951	$15,631,061
Issued in connection with the reinvestment of distributions	9,612	277,512	—	—
Redeemed	(461,971)	(13,518,776)	(1,205,509)	(31,874,850)

Net change	(203,450)	$(5,754,394)	(611,558)	$(16,243,789)

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Notes to Financial Statements – continued

March 31, 2013 (Unaudited)

9.   Capital Shares – continued.

	Small Cap Value Fund
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
Class N*	Shares	Amount	Shares	Amount
Issued from the sale of shares	31	$1,000	—	$—
Issued in connection with the reinvestment of distributions	—	—	—	—
Redeemed	—	—	—	—

Net change	31	$1,000	—	$—

Increase (decrease) from capital share transactions	(915,064)	$(26,865,630)	(4,065,093)	$(111,263,616)

* From commencement of Class operations on February 1, 2013 through March 31, 2013.

10.  Special Meeting of Shareholders. A special meeting of shareholders of the Trusts was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trusts. The results of the shareholder vote were as follows:

Loomis Sayles Funds I

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,511,468,867	21,320,866
Edmond J. English	1,514,733,688	18,056,045
David L. Giunta	1,510,789,556	22,000,177
Martin T. Meehan	1,513,458,428	19,331,305

Loomis Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

* Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trusts: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

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SEMIANNUAL REPORT

March 31, 2013

Loomis Sayles Strategic Income Fund

Portfolio Review  page 1

Portfolio of Investments  page 6

Financial Statements  page 29

Notes to Financial Statements  page 35

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols
Matthew J. Eagan, CFA	Class A	NEFZX
Daniel J. Fuss, CFA, CIC	Class B	NEZBX
Kathleen C. Gaffney, CFA*	Class C	NECZX
Elaine M. Stokes	Class N	NEZNX
Loomis, Sayles & Company, L.P.	Class Y	NEZYX
	Admin Class	NEZAX

*	Effective October 22, 2012, Kathleen Gaffney no longer serves as a portfolio manager of the Fund.

Objective

High current income with a secondary objective of capital growth.

Strategy

Under normal market conditions, the Fund will invest substantially all of its assets in income producing securities (including below investment-grade securities, or “junk bonds”) with a focus on U.S. corporate bonds, convertible securities, foreign debt instruments, including those in emerging markets and related foreign currency transactions, and U.S. government securities. The Fund may invest up to 35% of its assets in preferred stocks and dividend-paying common stocks.

1  |

Average Annual Total Returns — March 31, 20135

	6 Months	1 Year	5 Years	10 Years	Since Class N Inception

Class A (Inception 5/1/95)
NAV	6.31%	9.83%	8.49%	10.10%	—%
With 4.50% Maximum Sales Charge	1.53	4.92	7.50	9.60	—

Class B (Inception 5/1/95)
NAV	5.85	8.98	7.68	9.27	—
With CDSC[2]	0.85	3.98	7.38	9.27	—

Class C (Inception 5/1/95)
NAV	5.87	9.01	7.67	9.28	—
With CDSC[2]	4.87	8.01	7.67	9.28	—

Class N (Inception 2/1/13)
NAV	—	—	—	—	0.88

Class Y (Inception 12/1/99)
NAV	6.45	10.11	8.76	10.39	—

Admin Class (Inception 2/1/10)[1]
NAV	6.13	9.59	8.19	9.77	—

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	0.09	3.77	5.47	5.02	0.67
Barclays U.S. Universal Bond Index[4]	0.65	4.72	5.86	5.41	0.68

Past performance does not guarantee future results. The table does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses.

1	Prior to the inception of Admin Class shares (2/1/10), performance is that of Class A shares, restated to reflect the higher net expenses of Admin Class shares.

2	Performance for Class B shares assumes a maximum 5% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

3	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4	Barclays U.S. Universal Bond Index is an unmanaged index that covers U.S. dollar-denominated taxable bonds, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC’s) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution fees (12b-1 fees) and/or service fees, and other fund expenses. These costs are described in more detail in the fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class shows the actual amount of fund expenses you would have paid on a $1,000 investment in the fund from October 1, 2012 (from February 1, 2013, for Class N) through March 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 =8.60) and multiply the result by the number in Expenses Paid During Period column as shown below for your class.

The second line in the table for each class provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of the fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

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LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 10/1/2012	ENDING ACCOUNT VALUE 3/31/2013		EXPENSES PAID DURING PERIOD 10/1/2012 – 3/31/2013
Class A
Actual	$1,000.00	$1,063.10		$4.89	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19		$4.78	*
Class B
Actual	$1,000.00	$1,058.50		$8.72	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45		$8.55	*
Class C
Actual	$1,000.00	$1,058.70		$8.73	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,016.45		$8.55	*
Class N
Actual	$1,000.00	$1,008.80	[2]	$1.10	[2]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49		$3.48	*
Class Y
Actual	$1,000.00	$1,064.50		$3.60	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44		$3.53	*
Admin Class
Actual	$1,000.00	$1,061.30		$6.17	[1]
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95		$6.04	*

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 0.95%, 1.70%, 1.70%, 0.69%, 0.70% and 1.20% for Class A, B, C, N, Y and Admin Class respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[1]

Actual expenses for Class A, B, C, Y and Admin Class are equal to the Fund’s annualized expense ratio: 0.95%, 1.70%, 1.70%, 0.70% and 1.20%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

[2]

Class N commenced operations on February 1, 2013. Actual expenses are equal to the Fund’s annualized expense ratio: of 0.69%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (58), divided by 365 (to reflect the partial period).

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Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 74.5% of Net Assets
Non-Convertible Bonds — 65.9%
	ABS Car Loan — 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,436,278

	ABS Home Equity — 0.0%
4,376,749	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.728%, 4/25/2035(b)	4,448,541

	Aerospace & Defense — 0.4%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	640,318
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	12,095,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,667,500
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,484,686
6,436,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	5,658,673
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	19,561,587
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,805,550

		53,913,314

	Airlines — 2.6%
35,455,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	36,995,915
14,600,000	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 7/15/2025, 144A	14,846,375
5,400,000	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,467,500
3,280,000	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	3,427,600
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,120,075
4,568	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	4,568
1,116,353	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	1,138,680
1,204,549	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,244,781
1,478,855	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	1,560,192
2,458,307	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	2,568,930
1,542,834	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,629,696
1,263,891	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,464,850
1,454,412	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,636,213
2,473,631	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	2,677,706

See accompanying notes to financial statements.

|  6

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — continued
$1,844,668	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	$2,041,973
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,118,196
10,659,062	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	12,124,683
18,547,049	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	20,047,134
16,602,493	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	19,196,633
15,274,403	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	17,832,866
3,980,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	4,138,324
1,246,787	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,411,986
6,139,845	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	6,761,811
19,203,323	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	20,115,481
1,769,564	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	1,875,738
17,184,954	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	18,667,156
7,200,022	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	8,280,026
15,676,983	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	16,813,565
36,898,577	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	39,112,491
49,191,763	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	55,586,692
18,190,209	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	19,418,048
14,095,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	15,751,162
7,280,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	8,026,200
5,680,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	6,106,000

		390,209,246

	Automotive — 0.9%
265,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	280,237
3,800,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	4,241,750
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	21,223,823
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,373,992
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	86,251,797
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,804,221
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,631,051

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	$6,322,500
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,026,770

		129,156,141

	Banking — 6.8%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,583,858
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	25,115,644
900,000	Bank of America Corp., 5.490%, 3/15/2019	1,007,479
265,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	297,041
1,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	1,054,530
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	1,685,700
1,130,000	Barclays Bank PLC, (fixed rate to 12/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	1,510,941
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	37,013,517
7,320,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	6,732,408
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	53,852,108
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	1,886,884
5,331,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	5,117,760
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	3,883,762
24,610,000	Citigroup, Inc., 5.875%, 2/22/2033	27,006,940
8,999,000	Citigroup, Inc., 6.000%, 10/31/2033	10,035,433
6,060,000	Citigroup, Inc., 6.125%, 8/25/2036	6,929,761
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	19,549,699
3,350,000	Citigroup, Inc., EMTN, 1.480%, 11/30/2017, (EUR)(b)	4,135,315
3,035,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.375%, 1/19/2017	3,249,313
17,730,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrecht, 3.875%, 2/08/2022	18,702,615
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	431,221
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	38,167,261
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	31,324,849
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	56,244,828
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,339,975
260,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	26,614,047
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	24,387,754
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	13,921,250
27,555,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	30,899,516
3,010,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	3,359,699
1,900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	2,112,384
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,546,552
51,500,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	27,460,720
3,450,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	4,709,840

See accompanying notes to financial statements.

|  8

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	$894,284
1,235,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	1,449,510
2,000,000	Morgan Stanley, 0.784%, 10/15/2015(b)	1,966,818
72,970,000	Morgan Stanley, 4.875%, 11/01/2022	77,356,373
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	66,430,730
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	114,793,714
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,620,921
1,000,000	Morgan Stanley, GMTN, 4.500%, 2/23/2016, (EUR)	1,378,451
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	89,287,141
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,954,220
6,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	7,589,208
7,900,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	9,443,676
12,100,000	Morgan Stanley, Series F, MTN, 0.753%, 10/18/2016(b)	11,788,135
5,210,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	6,031,867
4,100,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	6,730,553
2,850,000	RBS Capital Trust A, 2.312%, 12/29/2049, (EUR)(b)	2,484,227
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	1,689,813
7,925,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	6,062,625
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	3,553,875
2,085,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	1,636,725
930,000	Royal Bank of Scotland Group PLC, 5.250%, 6/29/2049, (EUR)	849,148
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	14,139,519
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	18,307,075
1,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	1,771,100
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,088,578
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	10,729,091
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,583,615
700,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	757,050
1,300,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	1,673,522
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,888,578
1,500,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,534,845
4,140,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	5,134,389
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 4/29/2049, 144A	16,925,625
8,750,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	10,907,749

		1,019,303,354

	Brokerage — 0.9%
2,655,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,689,202

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Brokerage — continued
$43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	$45,553,837
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,860,425
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,812,575
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	45,572,954

		131,488,993

	Building Materials — 0.8%
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,125,975
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,432,473
2,630,000	Masco Corp., 7.750%, 8/01/2029	2,960,273
35,980,000	Owens Corning, Inc., 7.000%, 12/01/2036	40,939,267
46,412,000	USG Corp., 6.300%, 11/15/2016	49,196,720
14,155,000	USG Corp., 9.750%, 1/15/2018	16,773,675

		123,428,383

	Chemicals — 0.4%
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	18,063,000
5,200,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	5,382,000
4,555,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	4,327,250
23,584,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	17,688,000
8,020,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	7,137,800
8,757,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	7,443,450

		60,041,500

	Commercial Mortgage-Backed Securities — 0.2%
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.787%, 8/10/2045(b)	35,232,565

	Construction Machinery — 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,639,577
13,630,000	United Rentals North America, Inc., 7.625%, 4/15/2022	15,231,525
525,000	United Rentals North America, Inc., 8.375%, 9/15/2020	585,375

		17,456,477

	Consumer Cyclical Services — 0.0%
670,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	659,113
5,500,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	4,757,500

		5,416,613

	Electric — 2.4%
805,711	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	862,110
46,351,759	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	49,704,150
66,044,844	Bruce Mansfield Unit, 6.850%, 6/01/2034	71,586,006
2,597,683	CE Generation LLC, 7.416%, 12/15/2018	2,626,907
28,105,000	Edison Mission Energy, 7.625%, 5/15/2027(d)	15,036,175
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	42,411,000
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	15,577,000
2,800,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	3,704,079

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Electric — continued
500,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	$663,040
100,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	136,561
250,000	Empresa Nacional de Electricidad S.A. (Endesa-Chile), 8.350%, 8/01/2013	254,998
3,570,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	4,407,186
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,983,050
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,481,933
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,674,005
101,073,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.250%, 12/01/2018, 144A(e)	97,788,128
5,940,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/2020, 144A	6,682,500
555,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	647,328
9,600,000	PPL Energy Supply LLC, 4.600%, 12/15/2021	10,230,605
16,670,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	12,460,825

		352,917,586

	Financial Other — 0.3%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	21,134,567
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	28,441,520

		49,576,087

	Food & Beverage — 0.1%
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,343,600
4,370,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	4,750,625

		10,094,225

	Government Guaranteed — 0.5%
72,695,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	69,083,156

	Government Owned – No Guarantee — 0.6%
19,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	22,171,500
70,300,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	7,248,116
499,300,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	52,445,126
8,935,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	6,165,150

		88,029,892

	Government Sponsored — 0.1%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	930,686
10,807,000	Eksportfinans ASA, 2.000%, 9/15/2015	10,375,671
9,005,000	Eksportfinans ASA, 2.375%, 5/25/2016	8,566,006

		19,872,363

	Healthcare — 2.3%
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,980,169
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,731,900
108,560,000	HCA, Inc., 5.875%, 5/01/2023	112,902,400
14,620,000	HCA, Inc., 7.050%, 12/01/2027	14,327,600
11,104,000	HCA, Inc., 7.190%, 11/15/2015	12,242,160

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$20,447,000	HCA, Inc., 7.500%, 12/15/2023	$21,878,290
24,215,000	HCA, Inc., 7.500%, 11/06/2033	24,699,300
46,148,000	HCA, Inc., 7.690%, 6/15/2025	49,262,990
32,745,000	HCA, Inc., 8.360%, 4/15/2024	36,674,400
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	16,487,137
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	9,492,000
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	29,791,485

		341,469,831

	Home Construction — 0.8%
1,350,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023, 144A	1,377,000
11,265,000	Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	9,631,575
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,291,200
16,075,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	16,155,375
6,290,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	6,462,975
11,315,000	KB Home, 7.250%, 6/15/2018	12,446,500
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	45,369,600
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,255,950

		116,990,175

	Independent Energy — 0.2%
1,150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	1,577,317
1,375,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,502,188
1,040,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,133,600
21,470,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	14,116,525
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	14,372,312
2,780,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	2,884,250

		35,586,192

	Industrial Other — 0.1%
7,475,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	7,699,250
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,930,220

		18,629,470

	Life Insurance — 1.2%
34,562,000	American International Group, Inc., 6.250%, 3/15/2087	38,280,871
27,655,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	37,230,544
19,625,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	22,973,339
2,855,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	2,886,505
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	23,026,000
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,473,866
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,788,349
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	18,054,855
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,057,625

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Life Insurance — continued
$8,145,000	MetLife, Inc., 10.750%, 8/01/2069	$12,645,113
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	9,832,471
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,533,602

		174,783,140

	Local Authorities — 2.0%
86,645,000	Autonomous Community of Madrid Spain, 4.300%, 9/15/2026, 144A, (EUR)	86,873,574
900,000	City of Madrid Spain, 4.550%, 6/16/2036, (EUR)	772,956
8,095,000	City of Rome Italy, EMTN, 5.345%, 1/27/2048, (EUR)	8,289,965
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,479,361
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	95,168,677
66,305,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	74,661,848
26,730,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	28,974,096

		298,220,477

	Media Cable — 0.6%
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	28,685,685
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	56,882,508

		85,568,193

	Media Non-Cable — 1.0%
4,795,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	4,699,100
64,250,000	Clear Channel Communications, Inc., 9.000%, 3/01/2021	59,993,437
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018, 144A	4,114,850
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021, 144A	29,288,737
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023, 144A	16,260,000
8,335,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	8,689,238
28,455,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	30,731,400

		153,776,762

	Metals & Mining — 0.8%
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,219,483
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,356,348
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,752,712
25,271,000	ArcelorMittal, 7.250%, 3/01/2041	25,144,645
18,750,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	15,234,375
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,536,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	16,436,940
7,000,000	United States Steel Corp., 6.050%, 6/01/2017	7,367,500
6,779,000	United States Steel Corp., 6.650%, 6/01/2037	6,236,680
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,695,975
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	17,667,625

		110,648,283

	Non-Captive Consumer — 4.3%
63,088,000	Residential Capital LLC, 9.625%, 5/15/2015(d)	68,765,920
18,035,000	SLM Corp., 5.500%, 1/25/2023	17,899,737
109,950(††)	SLM Corp., 6.000%, 12/15/2043	2,677,100

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Captive Consumer — continued
$5,700,000	SLM Corp., MTN, 3.875%, 9/10/2015	$5,935,342
7,515,000	SLM Corp., MTN, 4.625%, 9/25/2017	7,806,221
17,600,000	SLM Corp., MTN, 7.250%, 1/25/2022	19,668,000
2,160,000	SLM Corp., MTN, 8.000%, 3/25/2020	2,505,600
3,750,000	SLM Corp., Series A, MTN, 0.601%, 1/27/2014(b)	3,718,230
41,770,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	44,067,350
14,465,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	14,547,610
50,910,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	47,091,750
95,060,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	112,646,100
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,183,250
14,232,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	14,623,380
14,430,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	14,520,187
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	796,000
248,290,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	249,531,450

		636,983,227

	Non-Captive Diversified — 4.9%
7,855,000	Aircastle Ltd., 7.625%, 4/15/2020	9,092,162
32,711,000	Ally Financial, Inc., 8.000%, 12/31/2018	39,130,534
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	37,104,980
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	47,151,961
25,320,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	22,231,574
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	72,006,592
58,490,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	52,066,716
15,305,000	General Electric Capital Corp., Series A, MTN, 0.604%, 5/13/2024(b)	13,661,320
245,797,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	218,258,536
325,000	International Lease Finance Corp., 3.875%, 4/15/2018	324,188
2,665,000	International Lease Finance Corp., 5.875%, 4/01/2019	2,878,613
24,750,000	International Lease Finance Corp., 5.875%, 8/15/2022	26,675,847
1,995,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,184,525
20,610,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	24,216,750
10,245,000	International Lease Finance Corp., 8.250%, 12/15/2020	12,550,125
2,620,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	2,665,850
2,222,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	2,319,213
23,175,000	iStar Financial, Inc., 5.850%, 3/15/2017	23,580,562
20,478,000	iStar Financial, Inc., 5.875%, 3/15/2016	21,271,522
8,300,000	iStar Financial, Inc., 6.050%, 4/15/2015	8,652,750
19,240,000	iStar Financial, Inc., 7.125%, 2/15/2018	20,153,900
6,778,000	iStar Financial, Inc., 8.625%, 6/01/2013	6,845,780
2,920,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	3,011,250
44,610,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	45,446,437
19,915,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017, 144A	20,811,175

		734,292,862

	Oil Field Services — 0.3%
41,550,000	Edgen Murray Corp., 8.750%, 11/01/2020, 144A	43,108,125

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — 0.9%
$14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$19,339,321
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	65,053,747
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,157,960
12,040,000	Westvaco Corp., 7.950%, 2/15/2031	14,696,241
23,815,000	Westvaco Corp., 8.200%, 1/15/2030	29,655,272
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,452,721

		133,355,262

	Pharmaceuticals — 0.4%
11,225,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	11,835,359
43,165,000	VPI Escrow Corp., 6.375%, 10/15/2020, 144A	45,485,119

		57,320,478

	Pipelines — 1.1%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	833,687
9,115,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	10,393,443
8,935,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	10,033,585
40,591,980	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	42,322,010
81,710,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	87,021,150
3,870,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	3,928,050
3,065,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	2,773,825
4,168,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	3,678,260

		160,984,010

	Property & Casualty Insurance — 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	17,154,792
3,405,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,008,223
12,510,000	MBIA Insurance Corp., 11.564%, 1/15/2033, 144A(b)(h)	2,877,300
11,200,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,600,403
3,000,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,175,230
1,425,000	XL Group PLC, 6.375%, 11/15/2024	1,728,193
15,000,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%, 12/29/2049	14,662,500

		56,206,641

	Railroads — 0.0%
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	922,400

	Retailers — 0.8%
2,500,000	Dillard’s, Inc., 6.625%, 1/15/2018	2,759,375
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,491,250
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,783,647
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,631,250
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	469,625
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022	11,707,800
3,685,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	3,132,250
37,064,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	27,798,000
635,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	600,075
160,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	127,600

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — continued
$3,985,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	$2,904,069
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,980,152
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	6,841,637
37,646,000	Toys R Us, Inc., 7.375%, 10/15/2018	33,222,595

		114,449,325

	Sovereigns — 1.9%
3,250,000	Cyprus Government International Bond, EMTN, 3.750%, 6/03/2013, (EUR)	3,791,074
47,935,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	47,642,128
64,132,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	8,777,686
10,000,000,000	Indonesia Treasury Bond, Series FR47, 10.000%, 2/15/2028, (IDR)	1,390,364
166,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	87,619,077
56,700,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	33,670,667
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	28,105,901
18,400,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	20,149,656
5,226,139,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	29,704,636
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	9,324,172
3,112,923,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	19,480,723

		289,656,084

	Supermarkets — 0.8%
8,336,000	American Stores Co., 7.900%, 5/01/2017	9,607,240
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	63,519,895
22,640,000	New Albertson’s, Inc., 7.750%, 6/15/2026	18,140,300
13,590,000	New Albertson’s, Inc., 8.000%, 5/01/2031	11,007,900
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,884,600
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	11,786,668
4,385,000	SUPERVALU, Inc., 8.000%, 5/01/2016	4,560,400

		123,507,003

	Supranational — 2.0%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	8,066,962
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	27,162,526
128,560,000	European Bank for Reconstruction & Development, EMTN, 9.000%, 4/28/2014, (BRL)	65,662,143
460,500,000,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	47,132,833
60,665,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	66,701,587
244,840,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	25,014,371
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	22,474,847
8,300,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	6,698,619
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	34,950,152

		303,864,040

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — 1.2%
832,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	$1,098,495
31,237,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	42,163,355
91,809,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	70,692,930
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,442,200
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	34,867,612
14,000,000	First Data Corp., 10.625%, 6/15/2021, 144A	14,157,500
8,015,000	First Data Corp., 11.250%, 1/15/2021, 144A	8,335,600
475,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	555,945
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,844,215
225,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	288,225
3,615,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019, 144A	3,732,487

		183,178,564

	Textile — 0.0%
2,595,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	2,208,994
3,450,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	3,652,687

		5,861,681

	Transportation Services — 0.3%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)	9,872,820
6,805,461	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	7,009,625
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)	6,382,365
5,759,782	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	5,874,977
5,414,409	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	4,710,536
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)	3,653,308
2,462,676	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	2,388,796
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	5,065,136

		44,957,563

	Treasuries — 16.0%
272,755,000	Canadian Government, 2.250%, 8/01/2014, (CAD)	272,894,620
201,485,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	204,650,527
89,045,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	92,073,503
80,216,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	79,291,327
171,980,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	191,941,768
25,445,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	28,680,950
32,535,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	44,534,951
80,820,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	108,227,992
24,400,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	33,592,107
121,560,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	168,443,346
1,440,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,827,849
1,440,000	Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,888,394
1,435,000	Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,970,793
16,739,481(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	169,091,601
22,670,000	New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	21,573,233

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
53,301,000	New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	$44,683,000
457,420,000	Norwegian Government Bond, 4.250%, 5/19/2017, (NOK)	87,197,335
784,075,000	Norwegian Government Bond, 5.000%, 5/15/2015, (NOK)	144,691,589
925,040,000	Norwegian Government Bond, 6.500%, 5/15/2013, (NOK)	159,144,099
23,580,000	Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	25,742,310
1,995,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,816,537
6,225,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	7,393,824
24,995,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	28,531,496
65,300,000	Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	53,562,373
419,985,000	U.S. Treasury Note, 0.250%, 6/30/2014	420,280,249

		2,393,725,773

	Wireless — 0.7%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	24,938,608
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	31,739,423
29,252,000	Sprint Capital Corp., 6.900%, 5/01/2019	32,104,070
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	7,465,050
11,309,000	Sprint Nextel Corp., 6.000%, 12/01/2016	12,270,265

		108,517,416

	Wirelines — 3.8%
2,825,000	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A(i)	2,486,000
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,338,554
21,480,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	25,656,954
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	76,659,200
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	739,181
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,335,900
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,876,050
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	332,500
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,610,944
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	36,108,250
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	37,952,640
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,886,283
1,800,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	2,445,785
28,505,000	Level 3 Financing, Inc., 7.000%, 6/01/2020, 144A	29,858,987
5,965,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	6,650,975
2,555,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	2,864,666
500,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	583,242
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	19,735,716
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	38,516,412
750,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,014,561
800,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,042,157
16,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	18,440,990

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wirelines — continued
$42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	$40,928,468
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	14,072,584
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	32,643,437
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,873,081
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,099,578
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,542,656
28,906,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	26,835,174
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	21,998,916
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,669,721
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	34,572,157
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	20,978,442
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,220,986
2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,337,980

		565,909,127

	Total Non-Convertible Bonds (Identified Cost $8,945,868,556)	9,856,576,818

Convertible Bonds — 7.5%
	Airlines — 0.0%
1,255,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,304,497

	Automotive — 1.4%
4,240,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	3,373,450
125,580,000	Ford Motor Co., 4.250%, 11/15/2016	201,241,950
8,460,000	Navistar International Corp., 3.000%, 10/15/2014	8,634,488

		213,249,888

	Brokerage — 0.0%
5,025,000	Jefferies Group LLC, 3.875%, 11/01/2029	5,166,328

	Diversified Manufacturing — 0.3%
30,570,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	30,741,956
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	20,061,946

		50,803,902

	Electric — 0.0%
1,800,000	CMS Energy Corp., 5.500%, 6/15/2029	3,652,875

	Healthcare — 0.4%
13,305,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(i)	13,354,894
7,210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	7,552,475
1,810,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	1,742,125
2,380,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,595,687
3,780,000	Omnicare, Inc., 3.250%, 12/15/2035	3,775,275
20,495,000	Omnicare, Inc., 3.750%, 12/15/2025	33,099,425

		62,119,881

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Home Construction — 0.7%
$52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	$98,061,928

	Independent Energy — 0.4%
20,440,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	18,140,500
24,655,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	23,622,572
11,536,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,550,420

		53,313,492

	Life Insurance — 0.6%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	81,345,797

	Media Non-Cable — 0.0%
5,778,282	Liberty Media LLC, 3.500%, 1/15/2031	3,019,152

	Metals & Mining — 0.1%
1,000,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,122,500
14,155,000	United States Steel Corp., 2.750%, 4/01/2019	14,314,244

		15,436,744

	Non-Captive Diversified — 0.1%
10,660,000	iStar Financial, Inc., 3.000%, 11/15/2016	12,532,163

	Pharmaceuticals — 0.0%
3,065,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	3,672,253

	REITs – Warehouse/Industrials — 0.2%
19,445,000	ProLogis LP, 3.250%, 3/15/2015	22,398,209

	Technology — 2.6%
49,215,000	Ciena Corp., 0.875%, 6/15/2017	44,508,816
7,185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	8,145,994
6,075,000	Ciena Corp., 4.000%, 3/15/2015, 144A	6,728,062
2,429,000	Intel Corp., 2.950%, 12/15/2035	2,577,776
205,005,000	Intel Corp., 3.250%, 8/01/2039	246,774,769
1,055,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,125,553
52,965,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031	61,836,637
8,550,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	10,564,594
6,000,000	Micron Technology, Inc., Series D, 3.125%, 5/01/2032, 144A	7,485,000

		389,747,201

	Wirelines — 0.7%
3,220,500	Axtel SAB de CV, (Step to 8.000% on 1/31/2014), 7.000%, 1/31/2020, 144A, (MXN)(c)(f)(i)(j)	338,220
6,000,000	Level 3 Communications, Inc., 6.500%, 10/01/2016	7,946,250
54,075,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	63,031,172
32,895,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	38,343,235
900,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,165,202

		110,824,079

	Total Convertible Bonds (Identified Cost $887,935,203)	1,126,648,389

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Municipals — 1.1%
	District of Columbia — 0.0%
$3,850,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	$4,759,755

	Illinois — 0.3%
1,725,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	1,826,033
47,285,000	State of Illinois, 5.100%, 6/01/2033	46,563,904

		48,389,937

	Michigan — 0.1%
13,225,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	11,573,991

	Virginia — 0.7%
128,820,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	95,749,330

	Total Municipals (Identified Cost $183,247,641)	160,473,013

	Total Bonds and Notes (Identified Cost $10,017,051,400)	11,143,698,220

Senior Loans — 2.1%
	Airlines — 0.3%
42,885,000	Delta Air Lines, Inc., Term Loan B1, 5.250%, 10/10/2018(b)	43,548,431

	Automotive — 0.1%
11,480,000	TI Group Automotive Systems LLC, Term Loan B, 3/27/2019(k)	11,566,100

	Chemicals — 0.2%
2,000,000	Al Chem & Cy S.C.A., 2nd Lien Term Loan, 4/03/2020(k)	2,042,500
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/21/2020(b)	31,825,325

		33,867,825

	Consumer Products — 0.1%
8,589,669	Visant Holding Corp., Term Loan B, 5.250%, 12/22/2016(b)	8,324,335

	Diversified Manufacturing — 0.0%
6,385,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 9.750%, 12/18/2020(b)	6,504,719

	Electric — 0.0%
4,788,467	Texas Competitive Electric Holdings Company LLC, Non-Extended Term Loan, 3.733%, 10/10/2014(l)	3,508,893

	Food & Beverage — 0.1%
13,633,122	DS Waters Enterprises LP, 1st Lien Term Loan, 10.500%, 8/29/2017(b)	13,973,950

	Media Non-Cable — 0.1%
20,726,381	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	15,221,040

	Metals & Mining — 0.3%
11,561,900	Essar Steel Algoma, Inc., ABL Term Loan, 8.750%, 9/19/2014(b)	11,735,328

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Metals & Mining — continued
$33,586,225	FMG America Finance, Inc., Term Loan, 5.250%, 10/18/2017(b)	$33,967,093

		45,702,421

	Non-Captive Diversified — 0.6%
84,000,000	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/20/2017(b)	89,433,960

	Supermarkets — 0.1%
11,965,000	Supervalu, Inc., New Term Loan B, 6.250%, 3/21/2019(b)	12,160,747

	Technology — 0.1%
4,159,375	Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 8/01/2016(b)	4,214,320
9,127,748	Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 1/30/2019(b)	9,258,549

		13,472,869

	Wireless — 0.1%
19,535,114	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	19,876,978

	Wirelines — 0.0%
1,495,000	Integra Telecom, Inc., Refi 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	1,533,003

	Total Senior Loans (Identified Cost $312,660,610)	318,695,271

Shares
Common Stocks — 18.5%
	Biotechnology — 0.3%
867,059	Vertex Pharmaceuticals, Inc.(h)	47,670,904

	Chemicals — 2.1%
1,364,851	Dow Chemical Co. (The)	43,456,856
2,000,000	PPG Industries, Inc.	267,880,000

		311,336,856

	Containers & Packaging — 0.1%
460,656	Owens-Illinois, Inc.(h)	12,276,483
2,304	Rock-Tenn Co., Class A	213,788

		12,490,271

	Diversified Financial Services — 0.3%
3,979,932	Bank of America Corp.	48,475,572

	Diversified Telecommunication Services — 2.0%
183,181	FairPoint Communications, Inc.(h)	1,368,362
283,397	Hawaiian Telcom Holdco, Inc.(h)	6,537,969
3,871,339	Telecom Italia SpA, Sponsored ADR	23,615,168
200,000	Telecom Italia SpA, Sponsored ADR	1,426,000
19,550,590	Telefonica S.A., Sponsored ADR	264,128,471

		297,075,970

	Electric Utilities — 0.0%
94,166	Duke Energy Corp.	6,835,510

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Electronic Equipment, Instruments & Components — 2.8%
32,000,000	Corning, Inc.	$426,560,000

	Food Products — 0.6%
2,309,175	ConAgra Foods, Inc.	82,691,557

	Household Durables — 0.2%
477,725	KB Home	10,400,073
549,450	Lennar Corp., Class A	22,791,186

		33,191,259

	Insurance — 0.6%
1,510,275	Prudential Financial, Inc.	89,091,122

	Oil, Gas & Consumable Fuels — 1.8%
846,398	Chesapeake Energy Corp.	17,274,983
5,351,804	Repsol YPF S.A., Sponsored ADR	109,123,283
2,134,173	Royal Dutch Shell PLC, ADR	139,062,713
141,249	Spectra Energy Corp.	4,343,407

		269,804,386

	Pharmaceuticals — 3.7%
8,514,190	Bristol-Myers Squibb Co.	350,699,486
2,288	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	90,788
2,691,177	Valeant Pharmaceuticals International, Inc.(h)	201,892,098

		552,682,372

	REITs – Apartments — 0.3%
290,904	Apartment Investment & Management Co., Class A	8,919,117
889,730	Associated Estates Realty Corp.	16,584,567
460,000	Equity Residential	25,327,600

		50,831,284

	REITs – Regional Malls — 0.1%
123,159	Simon Property Group, Inc.	19,528,091

	REITs – Shopping Centers — 0.0%
201,557	DDR Corp.	3,511,123

	Semiconductors & Semiconductor Equipment — 2.2%
14,733,856	Intel Corp.	321,934,754

	Software — 1.3%
6,568,091	Microsoft Corp.	187,913,083

	Trading Companies & Distributors — 0.1%
176,859	United Rentals, Inc.(h)	9,721,939

	Total Common Stocks (Identified Cost $2,333,772,416)	2,771,346,053

Preferred Stocks — 3.3%
Convertible Preferred Stocks — 2.5%
	Automotive — 1.0%
2,826,055	General Motors Co., Series B, 4.750%	121,350,802

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Automotive — continued
657,940	Goodyear Tire & Rubber Co. (The), 5.875%	$28,626,969

		149,977,771

	Banking — 0.2%
19,062	Bank of America Corp., Series L, 7.250%	23,220,566
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,996,904

		34,217,470

	Electric — 0.1%
380,577	AES Trust III, 6.750%	19,154,440

	Home Construction — 0.1%
355,000	Hovnanian Enterprises, Inc., 7.250%	10,401,500

	Independent Energy — 0.3%
52,020	Chesapeake Energy Corp., 4.500%	4,644,866
40,620	Chesapeake Energy Corp., 5.000%	3,598,932
21,588	Chesapeake Energy Corp., Series A, 5.750%, 144A	22,060,237
32,500	SandRidge Energy, Inc., 7.000%	2,900,625
99,800	SandRidge Energy, Inc., 8.500%	9,160,642

		42,365,302

	Metals & Mining — 0.1%
784,390	ArcelorMittal, 6.000%	16,432,971

	Non-Captive Diversified — 0.2%
433,535	iStar Financial, Inc., Series J, 4.500%	22,474,454

	Pipelines — 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	14,230,103

	REITs – Healthcare — 0.0%
116,700	Health Care REIT, Inc., Series I, 6.500%	7,248,237

	Technology — 0.4%
58,020	Lucent Technologies Capital Trust I, 7.750%	53,784,540

	Total Convertible Preferred Stocks (Identified Cost $365,577,831)	370,286,788

Non-Convertible Preferred Stocks — 0.8%
	Banking — 0.2%
35,000	Bank of America Corp., 6.375%	889,350
847,800	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	24,238,602
389,800	Countrywide Capital IV, 6.750%	9,873,634

		35,001,586

	Electric — 0.0%
393	Entergy New Orleans, Inc., 4.750%	38,146

	Government Sponsored — 0.2%
26,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(i)	27,137,500

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	Home Construction — 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(h)	$3,191,370

	Non-Captive Consumer — 0.0%
101,175	SLM Corp., Series A, 6.970%	5,059,762

	Non-Captive Diversified — 0.3%
45,861	Ally Financial, Inc., Series G, 7.000%, 144A	45,353,663
10,425	iStar Financial, Inc., Series G, 7.650%	248,636
39,300	iStar Financial, Inc., Series F, 7.800%	939,270
39,200	iStar Financial, Inc., Series E, 7.875%	941,192

		47,482,761

	REITs – Office Property — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,966,571

	REITs – Warehouse/Industrials — 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,331,715

	Total Non-Convertible Preferred Stocks (Identified Cost $84,691,051)	127,209,411

	Total Preferred Stocks (Identified Cost $450,268,882)	497,496,199

Closed End Investment Companies — 0.0%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	5,231,086

Principal Amount (‡)
Short-Term Investments — 0.8%
$21,114,531	Repurchase Agreement with State Street Bank and Trust Company, dated 3/29/2013 at 0.010% to be repurchased at $21,114,549 on 4/01/2013 collateralized by $22,110,000 Federal Home Loan Mortgage Corp., 2.080% due 10/17/2022 valued at $22,176,396 including accrued interest (Note 2 of Notes to Financial Statements)	21,114,531
91,328,233	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2013 at 0.000% to be repurchased at $91,328,233 on 4/01/2013 collateralized by $310,000 U.S. Treasury Bill, due 8/15/2013 valued at $309,845; $92,895,000 U.S. Treasury Bill, due 8/29/2013 valued at $92,848,553 including accrued interest (Note 2 of Notes to Financial Statements)	91,328,233

	Total Short-Term Investments (Identified Cost $112,442,764)	112,442,764

	Total Investments — 99.2% (Identified Cost $13,236,426,424)(a)	14,848,909,593
	Other assets less liabilities — 0.8%	118,298,377

	Net Assets — 100.0%	$14,967,207,970

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
At March 31, 2013, the net unrealized appreciation on investments based on a cost of $13,282,408,428 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,055,654,932
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(489,153,767)

	Net unrealized appreciation	$1,566,501,165

(b)	Variable rate security. Rate as of March 31, 2013 is disclosed.
(c)	Illiquid security. At March 31, 2013, the value of these securities amounted to $298,306,190 or 2.0% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	All or a portion of interest payment is paid-in-kind.
(f)	Convertible dollar-indexed note. Coupon rate is based on MXN denominated par value and is payable in USD.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Non-income producing security.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Fair valued by the Fund’s investment adviser. At March 31, 2013, the value of this security amounted to $338,220 or less than 0.1% of net assets.
(k)	Position is unsettled. Contract rate was not determined at March 31, 2013 and does not take effect until settlement date.
(l)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2013.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the value of Rule 144A holdings amounted to $1,922,745,178 or 12.8% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ABS	Asset-Backed Securities
AGMC	Assured Guaranty Municipal Corp.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Industry Summary at March 31, 2013 (Unaudited)

Treasuries	16.0%
Banking	7.2
Non-Captive Diversified	6.1
Wirelines	4.5
Non-Captive Consumer	4.3
Technology	4.3
Pharmaceuticals	4.1
Automotive	3.4
Airlines	2.9
Electronic Equipment, Instruments & Components	2.8
Chemicals	2.7
Healthcare	2.7
Electric	2.5
Semiconductors & Semiconductor Equipment	2.2
Supranational	2.0
Local Authorities	2.0
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	26.7
Short-Term Investments	0.8

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of March 31, 2013 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Currency Exposure Summary at March 31, 2013 (Unaudited)

United States Dollar	70.3%
Canadian Dollar	7.0
Euro	5.0
New Zealand Dollar	4.4
Australian Dollar	3.1
Norwegian Krone	2.7
Other, less than 2% each	6.7

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Statement of Assets and Liabilities

March 31, 2013 (Unaudited)

ASSETS
Investments at cost	$13,236,426,424
Net unrealized appreciation	1,612,483,169

Investments at value	14,848,909,593
Cash	7,889,304
Foreign currency at value (identified cost $7,369,146)	7,449,073
Receivable for Fund shares sold	29,860,977
Receivable for securities sold	513,788
Dividends and interest receivable	188,272,846
Tax reclaims receivable	550,009

TOTAL ASSETS	15,083,445,590

LIABILITIES
Payable for securities purchased	76,790,859
Payable for Fund shares redeemed	29,572,830
Foreign taxes payable (Note 2)	266,631
Management fees payable (Note 5)	7,073,378
Deferred Trustees’ fees (Note 5)	818,934
Administrative fees payable (Note 5)	560,816
Payable to distributor (Note 5d)	126,881
Other accounts payable and accrued expenses	1,027,291

TOTAL LIABILITIES	116,237,620

NET ASSETS	$14,967,207,970

NET ASSETS CONSIST OF:
Paid-in capital	$13,673,471,230
Distributions in excess of net investment income	(73,355,121)
Accumulated net realized loss on investments and foreign currency transactions	(244,698,166)
Net unrealized appreciation on investments and foreign currency translations	1,611,790,027

NET ASSETS	$14,967,207,970

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$5,202,029,406

Shares of beneficial interest	329,030,474

Net asset value and redemption price per share	$15.81

Offering price per share (100/95.50 of net asset value) (Note 1)	$16.55

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$75,427,658

Shares of beneficial interest	4,737,282

Net asset value and offering price per share	$15.92

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$5,049,835,222

Shares of beneficial interest	317,511,975

Net asset value and offering price per share	$15.90

See accompanying notes to financial statements.

29  |

Statement of Assets and Liabilities (continued)

March 31, 2013 (Unaudited)

Class N shares:
Net assets	$5,511,491

Shares of beneficial interest	348,820

Net asset value, offering and redemption price per share	$15.80

Class Y shares:
Net assets	$4,568,956,021

Shares of beneficial interest	289,209,192

Net asset value, offering and redemption price per share	$15.80

Admin Class shares:
Net assets	$65,448,172

Shares of beneficial interest	4,150,121

Net asset value, offering and redemption price per share	$15.77

See accompanying notes to financial statements.

|  30

Statement of Operations

For the six months ended March 31, 2013 (Unaudited)

INVESTMENT INCOME
Interest	$325,576,956
Dividends	52,133,699
Less net foreign taxes withheld	(1,618,937)

376,091,718

Expenses
Management fees (Note 5)	41,076,516
Service and distribution fees (Note 5)	32,181,324
Administrative fees (Note 5)	3,265,404
Trustees’ fees and expenses (Note 5)	155,724
Transfer agent fees and expenses (Notes 5 and 6)	5,259,275
Audit and tax services fees	27,398
Custodian fees and expenses	572,990
Legal fees	102,244
Registration fees	327,436
Shareholder reporting expenses	762,723
Miscellaneous expenses	168,780

Total expenses	83,899,814

Net investment income	292,191,904

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	45,478,628
Foreign currency transactions	(302,947)
Net change in unrealized appreciation (depreciation) on:
Investments	548,865,475
Foreign currency translations	(1,019,710)

Net realized and unrealized gain on investments and foreign currency transactions	593,021,446

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$885,213,350

See accompanying notes to financial statements.

31  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
FROM OPERATIONS:
Net investment income	$292,191,904	$642,076,865
Net realized gain on investments and foreign currency transactions	45,175,681	288,184,441
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	547,845,765	835,269,437

Net increase in net assets resulting from operations	885,213,350	1,765,530,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(145,299,307)	(300,094,602)
Class B	(1,983,975)	(4,942,822)
Class C	(123,112,165)	(241,863,153)
Class N	(20,784)	—
Class Y	(131,808,388)	(208,703,036)
Admin Class	(1,574,375)	(1,997,277)

Total distributions	(403,798,994)	(757,600,890)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	(211,957,168)	820,378,728

Net increase in net assets	269,457,188	1,828,308,581
NET ASSETS
Beginning of the period	14,697,750,782	12,869,442,201

End of the period	$14,967,207,970	$14,697,750,782

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(73,355,121)	$38,251,969

See accompanying notes to financial statements.

|  32

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
3/31/2013(h)	$15.30	$0.32	$0.63	$0.95	$(0.44)	$—	$(0.44)
9/30/2012	14.21	0.72	1.21	1.93	(0.84)	—	(0.84)
9/30/2011	14.69	0.77	(0.42)	0.35	(0.83)	—	(0.83)
9/30/2010	13.39	0.80	1.31	2.11	(0.81)	—	(0.81)
9/30/2009	12.10	0.87	1.36	2.23	(0.86)	(0.08)	(0.94)
9/30/2008	15.18	0.96	(3.02)	(2.06)	(1.01)	(0.01)	(1.02)
Class B
3/31/2013(h)	15.41	0.27	0.62	0.89	(0.38)	—	(0.38)
9/30/2012	14.30	0.61	1.23	1.84	(0.73)	—	(0.73)
9/30/2011	14.78	0.66	(0.43)	0.23	(0.71)	—	(0.71)
9/30/2010	13.46	0.69	1.33	2.02	(0.70)	—	(0.70)
9/30/2009	12.16	0.79	1.36	2.15	(0.77)	(0.08)	(0.85)
9/30/2008	15.25	0.85	(3.04)	(2.19)	(0.89)	(0.01)	(0.90)
Class C
3/31/2013(h)	15.39	0.27	0.62	0.89	(0.38)	—	(0.38)
9/30/2012	14.29	0.61	1.23	1.84	(0.74)	—	(0.74)
9/30/2011	14.77	0.66	(0.43)	0.23	(0.71)	—	(0.71)
9/30/2010	13.45	0.69	1.33	2.02	(0.70)	—	(0.70)
9/30/2009	12.15	0.79	1.37	2.16	(0.78)	(0.08)	(0.86)
9/30/2008	15.24	0.85	(3.03)	(2.18)	(0.90)	(0.01)	(0.91)
Class N
3/31/2013*	15.78	0.10	0.04	0.14	(0.12)	—	(0.12)
Class Y
3/31/2013(h)	15.29	0.34	0.63	0.97	(0.46)	—	(0.46)
9/30/2012	14.20	0.75	1.22	1.97	(0.88)	—	(0.88)
9/30/2011	14.68	0.81	(0.43)	0.38	(0.86)	—	(0.86)
9/30/2010	13.38	0.83	1.31	2.14	(0.84)	—	(0.84)
9/30/2009	12.09	0.90	1.36	2.26	(0.89)	(0.08)	(0.97)
9/30/2008	15.17	1.00	(3.03)	(2.03)	(1.04)	(0.01)	(1.05)
Admin Class
3/31/2013(h)	15.27	0.30	0.62	0.92	(0.42)	—	(0.42)
9/30/2012	14.18	0.67	1.23	1.90	(0.81)	—	(0.81)
9/30/2011	14.66	0.73	(0.42)	0.31	(0.79)	—	(0.79)
9/30/2010**	13.87	0.52	0.79	1.31	(0.52)	—	(0.52)

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.
**	From commencement of Class operations on February 1, 2010 through September 30, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share, if applicable.
(c)	Effective June 2, 2008, redemption fees were eliminated.
(d)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

33  |

				Ratios to Average Net Assets:

Redemption fees (b)(c)	Net asset value, end of the period	Total return (%) (d)(e)	Net assets, end of the period (000’s)	Net expenses (%) (f)(g)	Gross expenses (%) (g)	Net investment income (%) (g)	Portfolio turnover rate (%)

$—	$15.81	6.31	$5,202,029	0.95	0.95	4.15	8
—	15.30	14.02	5,155,287	0.96	0.96	4.84	30
—	14.21	2.20	5,262,765	0.95	0.95	5.10	25
—	14.69	16.20	5,758,070	0.96	0.96	5.67	27
—	13.39	20.56	5,544,029	0.99	0.99	7.74	39
0.00	12.10	(14.54)	5,551,066	0.97	0.98	6.59	24

—	15.92	5.85	75,428	1.70	1.70	3.40	8
—	15.41	13.15	89,552	1.70	1.70	4.11	30
—	14.30	1.48	107,400	1.70	1.70	4.35	25
—	14.78	15.39	137,268	1.71	1.71	4.92	27
—	13.46	19.62	148,887	1.74	1.74	7.02	39
0.00	12.16	(15.19)	161,751	1.72	1.73	5.78	24

—	15.90	5.87	5,049,835	1.70	1.70	3.40	8
—	15.39	13.18	5,064,186	1.71	1.71	4.08	30
—	14.29	1.42	4,666,077	1.70	1.70	4.35	25
—	14.77	15.40	5,146,164	1.71	1.71	4.92	27
—	13.45	19.66	4,894,546	1.74	1.74	6.95	39
0.00	12.15	(15.19)	3,984,204	1.72	1.73	5.85	24

—	15.80	0.88	5,511	0.69	0.69	3.94	8

—	15.80	6.45	4,568,956	0.70	0.70	4.40	8
—	15.29	14.31	4,339,240	0.71	0.71	5.05	30
—	14.20	2.46	2,807,777	0.70	0.70	5.35	25
—	14.68	16.50	2,521,337	0.71	0.71	5.92	27
—	13.38	20.91	2,057,888	0.72	0.72	7.76	39
0.00	12.09	(14.34)	783,058	0.72	0.72	6.88	24

—	15.77	6.13	65,448	1.20	1.20	3.91	8
—	15.27	13.79	49,486	1.21	1.21	4.52	30
—	14.18	1.98	25,424	1.21	1.21	4.87	25
—	14.66	9.61	4,379	1.24	1.24	5.52	27

(e)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(f)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year, if applicable.
(h)	For the six months ended March 31, 2013 (Unaudited).

See accompanying notes to financial statements.

|  34

Notes to Financial Statements

March 31, 2013 (Unaudited)

1.  Organization.  Loomis Sayles Funds II (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Strategic Income Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class Y and Admin Class shares. Effective February 1, 2013, the Fund began offering Class N shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 4.50%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are primarily intended for employer-sponsored retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Class N and Admin Class shares are offered exclusively through intermediaries.

Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed to a fund are generally apportioned based on the relative net assets of each of the funds in the Trust. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees for Class N). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

35  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Senior loans are priced at bid prices supplied by an independent pricing service, if available. Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid prices may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the closing market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued on a daily basis pursuant to procedures approved by the

|  36

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily net asset value calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

37  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

d.  Federal and Foreign Income Taxes.  The Trust treats each fund as a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2013 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes eligible to be reclaimed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions, contingent payment debt instruments, premium amortization, defaulted bond adjustments, paydown gains and losses, trust preferred securities and return of capital and capital gains distributions from real estate investment trusts (“REITs”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax

|  38

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

distributable earnings are primarily due to wash sales, premium amortization, non-REIT return of capital outstanding, REIT basis adjustments, trust preferred securities, contingent payment debt instruments and defaulted bond interest. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended September 30, 2012 was as follows:

2012 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$ 757,600,890	$—	$757,600,890

As of September 30, 2012, the capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
Expires September 30, 2018	$(242,738,243)

f.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of

39  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. Excess collateral in the amount of $2,840,356 related to terminated loans with a bankrupt borrower is held by State Street Bank on behalf of the Fund.

For the six months ended March 31, 2013, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$66,650,946	$323,558,300	(b)	$390,209,246

|  40

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3		Total
Electric	$—	$281,331,580	$71,586,006	(b)	$352,917,586
Non-Captive Consumer	2,677,100	634,306,127	—		636,983,227
Transportation Services	—	14,937,956	30,019,607	(b)	44,957,563
All Other Non-Convertible Bonds(a)	—	8,431,509,196	—		8,431,509,196

Total Non-Convertible Bonds	2,677,100	9,428,735,805	425,163,913		9,856,576,818

Convertible Bonds
Wirelines	—	110,485,859	338,220	(c)	110,824,079
All Other Convertible Bonds(a)	—	1,015,824,310	—		1,015,824,310

Total Convertible Bonds	—	1,126,310,169	338,220		1,126,648,389

Municipals(a)	—	160,473,013	—		160,473,013

Total Bonds and Notes	2,677,100	10,715,518,987	425,502,133		11,143,698,220

Senior Loans(a)	—	318,695,271	—		318,695,271
Common Stocks(a)	2,771,346,053	—	—		2,771,346,053
Preferred Stocks
Convertible Preferred Stocks
Independent Energy	30,304,035	12,061,267	—		42,365,302
All Other Convertible Preferred Stocks(a)	327,921,486	—	—		327,921,486

Total Convertible Preferred Stocks	358,225,521	12,061,267	—		370,286,788

Non-Convertible Preferred Stocks
Electric	—	38,146	—		38,146
Government Sponsored	—	27,137,500	—		27,137,500
Non-Captive Diversified	2,129,098	45,353,663	—		47,482,761
REITs — Office Property	—	1,966,571	—		1,966,571

41  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Asset Valuation Inputs (continued)

Description	Level 1	Level 2	Level 3	Total
All Other Non-Convertible Preferred Stocks(a)	$50,584,433	$—	$—	$50,584,433

Total Non-Convertible Preferred Stocks	52,713,531	74,495,880	—	127,209,411

Total Preferred Stocks	410,939,052	86,557,147	—	497,496,199

Closed End Investment Companies	5,231,086	—	—	5,231,086
Short-Term Investments	—	112,442,764	—	112,442,764

Total	$3,190,193,291	$11,233,214,169	$425,502,133	$14,848,909,593

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s investment adviser.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

|  42

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2012 and/or March 31, 2013:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$49,575	$451,236	$9,328,978	$41,015,000
Banking	18,800,082	—	—	—	—
Electric	12,874,750	—	—	6,709,546	—
Sovereigns	21,173,458	—	—	—	—
Transportation Services	8,953,808	—	373,420	679,169	—
Convertible Bonds
Wirelines	—	—	(12)	(162,808)	1,002,079

Total	$61,802,098	$49,575	$824,644	$16,554,885	$42,017,079

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2013
Bonds and Notes
Non-Convertible Bonds
Airlines	$(17,846,588)	$290,560,099	$—	$323,558,300	$9,328,978
Banking	—	—	(18,800,082)	—	—
Electric	(18,235,000)	70,236,710	—	71,586,006	1,349,296
Sovereigns	—	—	(21,173,458)	—	—
Transportation Services	(2,368,459)	31,335,477	(8,953,808)	30,019,607	679,169
Convertible Bonds
Wirelines	(501,039)	—	—	338,220	(162,808)

Total	$(38,951,086)	$392,132,286	$(48,927,348)	$425,502,133	$11,194,635

43  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Debt securities valued at $48,927,348 were transferred from Level 3 to Level 2 during the period ended March 31, 2013. At March 31, 2013, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $392,132,286 were transferred from Level 2 to Level 3 during the period ended March 31, 2013. At March 31, 2013, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities.

All transfers are recognized as of the beginning of the reporting period.

4.  Purchases and Sales of Securities.  For the six months ended March 31, 2013, purchases and sales of securities (excluding short-term investments and including paydowns) were $1,561,833,030 and $1,113,545,302, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $200 million	Next $1.8 billion	Next $13 billion	Over $15 billion
0.65%	0.60%	0.55%	0.54%

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until January 31, 2014 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking.

For the six months ended March 31, 2013, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class N	Class Y	Admin Class
1.25%	2.00%	2.00%	0.95%	1.00%	1.50%

Loomis Sayles shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on

|  44

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2013, the management fees for the Fund were $41,076,516 (effective rate of 0.56% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2013 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”), and a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B and Class C shares.

Under the Admin Class Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by NGAM

45  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Distribution in connection with the marketing or sale of Admin Class shares or for payments made by NGAM Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of the Fund may pay NGAM Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For the six months ended March 31, 2013, the service and distribution fees for the Fund were as follows:

Service Fees				Distribution Fees
Class A	Class B	Class C	Admin Class	Class B	Class C	Admin Class
$6,401,598	$102,781	$6,306,213	$71,875	$308,343	$18,918,639	$71,875

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2013, the administrative fees for the Fund were $3,265,404.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse

|  46

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2013, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were as follows:

Sub-Transfer Agent Fees
$5,068,239

As of March 31, 2013, the Fund owes NGAM Distribution the following reimbursements for sub-transfer agent fees:

Reimbursements of Sub-Transfer Agent Fees
$126,881

Sub-transfer agent fees attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended March 31, 2013 amounted to $1,968,148.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. Effective January 1, 2013, the Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $17,500. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

47  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

Prior to January 1, 2013, the Chairperson of the Board received a retainer fee at the annual rate of $265,000 and each Independent Trustee (other than the Chairperson) received, in aggregate, a retainer fee at the annual rate of $95,000. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000, and each Audit Committee member was compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6.  Class-Specific Expenses.  For the period from February 1, 2013 through March 31, 2013, the Fund incurred the following class-specific expenses:

Class N
Transfer Agent Fees and Expenses	$3

Transfer agent fees and expenses attributable to Class A, Class B, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended March 31, 2013, the Fund had no borrowings under these agreements.

8.  Concentration of Risk.  The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of

|  48

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2013		Year Ended September 30, 2012
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	39,006,790	$607,959,012	89,649,016	$1,329,714,799
Issued in connection with the reinvestment of distributions	7,710,601	119,558,217	17,112,282	251,237,402
Redeemed	(54,561,607)	(846,301,064)	(140,160,164)	(2,089,858,590)

Net change	(7,844,216)	$(118,783,835)	(33,398,866)	$(508,906,389)

Class B
Issued from the sale of shares	44,744	$699,168	142,281	$2,116,364
Issued in connection with the reinvestment of distributions	72,912	1,137,876	185,322	2,735,333
Redeemed	(1,192,776)	(18,659,465)	(2,023,077)	(30,224,174)

Net change	(1,075,120)	$(16,822,421)	(1,695,474)	$(25,372,477)

Class C
Issued from the sale of shares	17,017,899	$266,301,554	46,818,995	$698,131,858
Issued in connection with the reinvestment of distributions	4,329,113	67,509,618	8,706,591	128,555,991
Redeemed	(32,879,623)	(514,506,879)	(52,957,737)	(789,494,609)

Net change	(11,532,611)	$(180,695,707)	2,567,849	$37,193,240

Class N*
Issued from the sale of shares	347,505	$5,501,000	—	$—
Issued in connection with the reinvestment of distributions	1,315	20,784	—	—
Redeemed	—	—	—	—

Net change	348,820	$5,521,784	—	$—

Class Y
Issued from the sale of shares	52,137,181	$811,534,305	152,377,472	$2,276,301,803
Issued in connection with the reinvestment of distributions	4,965,833	76,934,685	7,426,725	109,413,688
Redeemed	(51,647,946)	(803,696,318)	(73,738,087)	(1,089,758,132)

Net change	5,455,068	$84,772,672	86,066,110	$1,295,957,359

Admin Class
Issued from the sale of shares	1,129,607	$17,501,020	1,594,030	$23,654,032
Issued in connection with the reinvestment of distributions	83,651	1,294,679	108,806	1,599,070
Redeemed	(304,859)	(4,745,360)	(253,748)	(3,746,107)

Net change	908,399	$14,050,339	1,449,088	$21,506,995

Increase (decrease) from capital share transactions	(13,739,660)	$(211,957,168)	54,988,707	$820,378,728

*	From commencement of Class operations on February 1, 2013 through March 31, 2013.

49  |

Notes to Financial Statements (continued)

March 31, 2013 (Unaudited)

10.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on March 18, 2013 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Loomis	Sayles Funds II

Nominee	Voted “FOR”*	Withheld*
Charles D. Baker	1,908,768,243	24,689,516
Edmond J. English	1,907,921,154	25,536,605
David L. Giunta	1,907,548,640	25,909,119
Martin T. Meehan	1,906,909,667	26,548,092

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Daniel M. Cain, Kenneth A. Drucker, Wendell J. Knox, Sandra O. Moose, Erik R. Sirri, Peter J. Smail, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  50

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.
(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and a(2)(2), respectively.
(a)	(3)	Not applicable.
(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding

Name:	Robert J. Blanding
Title:	Chief Executive Officer
Date:	May 22, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2013